UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-1352

Fidelity Devonshire Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2017

Item 1.

Reports to Stockholders

Fidelity Advisor® Series Equity Value Fund (formerly Fidelity Advisor® Series Equity-Income Fund) Fidelity Advisor® Series Stock Selector Large Cap Value Fund Semi-Annual Report July 31, 2017

Contents

Note to Shareholders
Fidelity Advisor® Series Equity Value Fund
Investment Summary
Investments
Financial Statements
Fidelity Advisor® Series Stock Selector Large Cap Value Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders

Fidelity Advisor® Series Equity Value Fund

After 19 years with Fidelity, Portfolio Manager Jim Morrow has decided to retire from the firm, effective December 31, 2017. Co-Manager Sean Gavin will assume sole management responsibility on January 1, 2018.

Over time, we expected that Sean would add his own unique investment style to seek long-term investment results, employing an intrinsic-value approach. Given this change, we determined that a repositioning of the funds to traditional value strategies was warranted.

The Equity and High Income Board of Trustees has approved changes to the strategy name (Series Equity-Income to Series Equity Value), its investment objective and policies to remove the emphasis on income.

The Fixed Income and Asset Allocation Board (acting on behalf of Fidelity’s asset allocation strategies as sole shareholder of the Series Funds) unanimously consented to the changes, and the repositioning was completed on August 15, 2017.

Fidelity Advisor® Series Equity Value Fund

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.0	3.6
Wells Fargo & Co.	3.2	2.1
Chevron Corp.	2.9	1.2
Berkshire Hathaway, Inc. Class B	2.5	0.0
Johnson & Johnson	2.4	3.0
Amgen, Inc.	2.4	1.0
Cisco Systems, Inc.	2.2	3.4
Alphabet, Inc. Class A	2.1	0.0
U.S. Bancorp	1.9	1.2
Verizon Communications, Inc.	1.7	2.3
	25.3

Top Five Market Sectors as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.3	24.2
Health Care	16.2	9.1
Information Technology	10.6	9.3
Consumer Discretionary	8.3	8.9
Energy	8.2	11.0

Asset Allocation (% of fund's net assets)

As of July 31, 2017*,**
Stocks	94.5%
Convertible Securities	0.6%
Other Investments	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	4.6%

 * Foreign investments - 16.4%

 ** Written options - (0.0)%

As of January 31, 2017 *,**
Stocks	93.5%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	6.3%

 * Foreign investments - 8.1%

 ** Written options - (0.1)%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor® Series Equity Value Fund

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.3%
Automobiles - 0.5%
General Motors Co.	163,461	$5,881,327
Hotels, Restaurants & Leisure - 0.3%
Dunkin' Brands Group, Inc.	64,248	3,407,071
Household Durables - 0.3%
M.D.C. Holdings, Inc.	83,014	2,846,550
Tupperware Brands Corp.	9,644	585,487
		3,432,037
Leisure Products - 0.1%
Vista Outdoor, Inc. (a)	43,617	1,007,117
Media - 5.4%
CBS Corp. Class B	163,127	10,738,650
Charter Communications, Inc. Class A (a)	20,600	8,073,346
Cinemark Holdings, Inc.	170,168	6,619,535
Comcast Corp. Class A	71,983	2,911,712
Lions Gate Entertainment Corp. Class B (a)	120,469	3,314,102
Time Warner, Inc.	155,132	15,888,619
Twenty-First Century Fox, Inc. Class A	372,696	10,845,454
		58,391,418
Multiline Retail - 0.2%
Kohl's Corp.	14,526	600,650
Macy's, Inc.	4,635	110,081
Target Corp.	24,484	1,387,508
		2,098,239
Specialty Retail - 0.3%
Cabela's, Inc. Class A (a)	61,200	3,487,176
Williams-Sonoma, Inc. (b)	2,100	97,503
		3,584,679
Textiles, Apparel & Luxury Goods - 1.2%
LVMH Moet Hennessy - Louis Vuitton SA	21,196	5,324,193
PVH Corp.	60,856	7,259,512
		12,583,705

TOTAL CONSUMER DISCRETIONARY		90,385,593

CONSUMER STAPLES - 7.8%
Beverages - 1.1%
Molson Coors Brewing Co. Class B	29,700	2,642,706
PepsiCo, Inc.	67,528	7,874,440
The Coca-Cola Co.	20,175	924,822
		11,441,968
Food & Staples Retailing - 3.1%
CVS Health Corp.	232,816	18,608,983
Sysco Corp.	111,700	5,877,654
Wal-Mart Stores, Inc.	33,124	2,649,589
Walgreens Boots Alliance, Inc.	64,545	5,206,845
Whole Foods Market, Inc.	25,020	1,044,835
		33,387,906
Food Products - 1.2%
B&G Foods, Inc. Class A	57,292	2,076,835
Kellogg Co.	52,901	3,597,268
The J.M. Smucker Co.	63,537	7,745,160
		13,419,263
Household Products - 0.9%
Kimberly-Clark Corp.	4,796	590,675
Procter & Gamble Co.	105,301	9,563,437
		10,154,112
Personal Products - 0.7%
Unilever NV:
(Certificaten Van Aandelen) (Bearer)	66,900	3,898,772
(NY Reg.)	61,400	3,571,638
		7,470,410
Tobacco - 0.8%
British American Tobacco PLC:
(United Kingdom)	62,500	3,887,859
sponsored ADR	82,910	5,183,533
		9,071,392

TOTAL CONSUMER STAPLES		84,945,051

ENERGY - 7.9%
Oil, Gas & Consumable Fuels - 7.9%
Apache Corp.	31,951	1,580,935
Chevron Corp.	291,616	31,841,551
ConocoPhillips Co.	68,735	3,118,507
GasLog Ltd.	128,800	2,350,600
GasLog Partners LP	28,350	701,663
Golar LNG Ltd.	57,389	1,366,432
Golar LNG Partners LP	66,019	1,486,088
Hoegh LNG Partners LP	55,400	1,088,610
Kinder Morgan, Inc.	80,157	1,637,608
MPLX LP	49,269	1,790,928
Phillips 66 Co.	89,810	7,521,588
Suncor Energy, Inc.	163,700	5,340,027
The Williams Companies, Inc.	407,658	12,955,371
Williams Partners LP	307,557	12,742,087
		85,521,995
FINANCIALS - 27.3%
Banks - 11.9%
Comerica, Inc.	35,444	2,562,956
JPMorgan Chase & Co.	467,930	42,955,971
KeyCorp	68,191	1,230,166
PNC Financial Services Group, Inc.	99,170	12,773,096
Regions Financial Corp.	96,129	1,403,483
SunTrust Banks, Inc.	227,500	13,033,475
U.S. Bancorp	377,675	19,933,687
Wells Fargo & Co.	648,949	35,004,309
		128,897,143
Capital Markets - 4.7%
Apollo Global Management LLC Class A	45,027	1,265,259
Ares Capital Corp.	83,163	1,363,042
Ares Management LP	15,551	287,694
Goldman Sachs Group, Inc.	54,217	12,216,717
KKR & Co. LP	490,972	9,515,037
Morgan Stanley	57,527	2,698,016
State Street Corp.	61,010	5,687,962
The Blackstone Group LP	501,074	16,760,925
TPG Specialty Lending, Inc.	41,311	857,616
Virtu Financial, Inc. Class A (b)	13,394	221,671
		50,873,939
Consumer Finance - 2.0%
Capital One Financial Corp.	66,381	5,720,715
Discover Financial Services	136,692	8,330,010
Synchrony Financial	269,880	8,182,762
		22,233,487
Diversified Financial Services - 2.5%
Berkshire Hathaway, Inc. Class B (a)	152,548	26,691,324
Insurance - 4.1%
Allstate Corp.	63,921	5,816,811
Chubb Ltd.	91,350	13,379,121
FNF Group	115,721	5,654,128
Marsh & McLennan Companies, Inc.	3,359	261,901
Prudential Financial, Inc.	29,924	3,388,295
Prudential PLC	369,153	9,007,516
The Travelers Companies, Inc.	55,462	7,104,128
		44,611,900
Mortgage Real Estate Investment Trusts - 2.1%
Agnc Investment Corp.	439,924	9,317,590
Annaly Capital Management, Inc.	608,178	7,316,381
KKR Real Estate Finance Trust, Inc.	49,700	1,018,850
MFA Financial, Inc.	602,231	5,112,941
		22,765,762

TOTAL FINANCIALS		296,073,555

HEALTH CARE - 15.6%
Biotechnology - 3.0%
Amgen, Inc.	146,400	25,548,264
Shire PLC sponsored ADR	41,998	7,036,345
		32,584,609
Health Care Equipment & Supplies - 1.2%
Dentsply Sirona, Inc.	22,865	1,418,316
Medtronic PLC	136,664	11,475,676
		12,893,992
Health Care Providers & Services - 3.6%
Aetna, Inc.	58,700	9,057,997
Anthem, Inc.	42,292	7,875,193
Cigna Corp.	79,465	13,791,945
McKesson Corp.	53,851	8,716,861
		39,441,996
Pharmaceuticals - 7.8%
Allergan PLC	73,509	18,548,526
Bayer AG	111,300	14,117,756
Johnson & Johnson	198,168	26,300,857
Pfizer, Inc.	124,436	4,126,298
Sanofi SA sponsored ADR	115,010	5,446,874
Teva Pharmaceutical Industries Ltd. sponsored ADR	504,613	16,233,400
		84,773,711

TOTAL HEALTH CARE		169,694,308

INDUSTRIALS - 6.8%
Aerospace & Defense - 1.8%
General Dynamics Corp.	2,308	453,130
Raytheon Co.	3,835	658,738
United Technologies Corp.	156,500	18,556,205
		19,668,073
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	54,713	6,034,297
Commercial Services & Supplies - 0.3%
KAR Auction Services, Inc.	64,877	2,727,429
Electrical Equipment - 0.3%
AMETEK, Inc.	1,810	111,460
Eaton Corp. PLC	43,434	3,398,711
		3,510,171
Industrial Conglomerates - 1.6%
General Electric Co.	670,733	17,177,472
Machinery - 0.4%
Deere & Co.	34,814	4,465,940
Professional Services - 1.3%
Dun & Bradstreet Corp.	39,543	4,379,783
Nielsen Holdings PLC	231,056	9,937,719
		14,317,502
Trading Companies & Distributors - 0.5%
AerCap Holdings NV (a)	108,194	5,312,325

TOTAL INDUSTRIALS		73,213,209

INFORMATION TECHNOLOGY - 10.6%
Communications Equipment - 3.4%
Cisco Systems, Inc.	769,050	24,186,623
Harris Corp.	55,005	6,296,422
Juniper Networks, Inc.	209,146	5,845,631
		36,328,676
Electronic Equipment & Components - 0.8%
Dell Technologies, Inc. (a)	7,573	486,717
TE Connectivity Ltd.	102,913	8,273,176
		8,759,893
Internet Software & Services - 2.7%
Alphabet, Inc. Class A (a)	24,200	22,881,100
comScore, Inc. (a)	29,103	873,701
VeriSign, Inc. (a)	56,781	5,744,534
		29,499,335
IT Services - 1.5%
Amdocs Ltd.	34,839	2,340,136
Cognizant Technology Solutions Corp. Class A	103,164	7,151,328
First Data Corp. Class A (a)	213,677	3,987,213
Paychex, Inc.	6,523	377,356
The Western Union Co.	90,919	1,795,650
		15,651,683
Semiconductors & Semiconductor Equipment - 0.7%
Lattice Semiconductor Corp. (a)	93,917	653,662
Maxim Integrated Products, Inc.	36,947	1,678,872
NXP Semiconductors NV (a)	36,779	4,057,827
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	46,061	1,656,354
		8,046,715
Software - 0.0%
SS&C Technologies Holdings, Inc.	4,909	190,273
Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.	109,100	16,226,443

TOTAL INFORMATION TECHNOLOGY		114,703,018

MATERIALS - 3.0%
Chemicals - 1.4%
CF Industries Holdings, Inc.	7,032	206,389
LyondellBasell Industries NV Class A	118,400	10,666,656
Monsanto Co.	35,020	4,091,036
		14,964,081
Containers & Packaging - 1.6%
Ball Corp.	165,321	6,926,950
Graphic Packaging Holding Co.	509,956	6,726,320
WestRock Co.	67,838	3,895,258
		17,548,528

TOTAL MATERIALS		32,512,609

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Cousins Properties, Inc.	56,236	516,809
Crown Castle International Corp.	6,875	691,488
Duke Realty Corp.	19,985	571,371
Piedmont Office Realty Trust, Inc. Class A	29,584	621,560
Public Storage	3,003	617,327
Sabra Health Care REIT, Inc.	2,370	54,984
Ventas, Inc.	7,376	496,774
		3,570,313
Real Estate Management & Development - 0.7%
CBRE Group, Inc. (a)	207,324	7,876,239

TOTAL REAL ESTATE		11,446,552

TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
Verizon Communications, Inc.	388,690	18,812,596
UTILITIES - 4.4%
Electric Utilities - 4.0%
Duke Energy Corp.	12,998	1,106,390
Entergy Corp.	32,200	2,470,384
Exelon Corp.	420,900	16,137,306
PPL Corp.	275,100	10,544,583
Xcel Energy, Inc.	282,637	13,371,556
		43,630,219
Gas Utilities - 0.2%
WGL Holdings, Inc.	31,690	2,716,467
Multi-Utilities - 0.2%
CenterPoint Energy, Inc.	62,190	1,753,136

TOTAL UTILITIES		48,099,822

TOTAL COMMON STOCKS
(Cost $922,332,931)		1,025,408,308

Convertible Preferred Stocks - 0.6%
HEALTH CARE - 0.6%
Pharmaceuticals - 0.6%
Teva Pharmaceutical Industries Ltd. 7%
(Cost $6,274,782)	10,700	6,193,160

Other - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)
(Cost $3,088,232)	3,088,232	3,088,232

Money Market Funds - 4.9%
Fidelity Cash Central Fund, 1.11% (e)	53,304,827	53,315,488
Fidelity Securities Lending Cash Central Fund 1.11% (e)(f)	395,033	395,073
TOTAL MONEY MARKET FUNDS
(Cost $53,710,521)		53,710,561
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $985,406,466)		1,088,400,261
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(3,258,816)
NET ASSETS - 100%		$1,085,141,445

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,088,232 or 0.3% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 11/4/16	$3,088,232

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$231,226
Fidelity Securities Lending Cash Central Fund	44,921
Total	$276,147

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$90,385,593	$85,061,400	$5,324,193	$--
Consumer Staples	84,945,051	77,158,420	7,786,631	--
Energy	85,521,995	85,521,995	--	--
Financials	296,073,555	287,066,039	9,007,516	--
Health Care	175,887,468	169,694,308	6,193,160	--
Industrials	73,213,209	73,213,209	--	--
Information Technology	114,703,018	114,703,018	--	--
Materials	32,512,609	32,512,609	--	--
Real Estate	11,446,552	11,446,552	--	--
Telecommunication Services	18,812,596	18,812,596	--	--
Utilities	48,099,822	48,099,822	--	--
Other	3,088,232	--	--	3,088,232
Money Market Funds	53,710,561	53,710,561	--	--
Total Investments in Securities:	$1,088,400,261	$1,057,000,529	$28,311,500	$3,088,232

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.6%
Ireland	3.1%
Netherlands	2.6%
Israel	2.1%
United Kingdom	2.0%
Switzerland	2.0%
Germany	1.3%
France	1.0%
Others (Individually Less Than 1%)	2.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Series Equity Value Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $388,407) — See accompanying schedule: Unaffiliated issuers (cost $931,695,945)	$1,034,689,700
Fidelity Central Funds (cost $53,710,521)	53,710,561
Total Investments (cost $985,406,466)		$1,088,400,261
Cash		887,526
Restricted cash		60,203
Receivable for investments sold		193,248,950
Receivable for fund shares sold		60,042
Dividends receivable		1,589,478
Distributions receivable from Fidelity Central Funds		25,680
Other receivables		3,517
Total assets		1,284,275,657
Liabilities
Payable for investments purchased	$196,704,160
Payable for fund shares redeemed	2,012,416
Other payables and accrued expenses	23,836
Collateral on securities loaned	393,800
Total liabilities		199,134,212
Net Assets		$1,085,141,445
Net Assets consist of:
Paid in capital		$791,079,029
Distributions in excess of net investment income		(8,890,449)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		199,958,174
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		102,994,691
Net Assets, for 81,300,827 shares outstanding		$1,085,141,445
Net Asset Value, offering price and redemption price per share ($1,085,141,445 ÷ 81,300,827 shares)		$13.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2017 (Unaudited)
Investment Income
Dividends		$21,484,416
Income from Fidelity Central Funds		276,147
Total income		21,760,563
Expenses
Management fee	$2,447,076
Transfer agent fees	921,222
Accounting and security lending fees	170,483
Custodian fees and expenses	16,643
Independent trustees' fees and expenses	3,134
Audit	16,988
Legal	1,096
Interest	199
Miscellaneous	7,332
Total expenses before reductions	3,584,173
Expense reductions	(14,953)	3,569,220
Net investment income (loss)		18,191,343
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	63,278,707
Redemptions in-kind with affiliated entities	135,786,829
Fidelity Central Funds	310
Foreign currency transactions	7,555
Written options	1,066,311
Total net realized gain (loss)		200,139,712
Change in net unrealized appreciation (depreciation) on: Investment securities	(148,506,374)
Assets and liabilities in foreign currencies	896
Written options	60,934
Total change in net unrealized appreciation (depreciation)		(148,444,544)
Net gain (loss)		51,695,168
Net increase (decrease) in net assets resulting from operations		$69,886,511

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2017 (Unaudited)	Year ended January 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,191,343	$35,960,917
Net realized gain (loss)	200,139,712	29,424,888
Change in net unrealized appreciation (depreciation)	(148,444,544)	305,672,151
Net increase (decrease) in net assets resulting from operations	69,886,511	371,057,956
Distributions to shareholders from net investment income	(13,598,741)	(37,037,611)
Distributions to shareholders from net realized gain	(19,137,754)	(34,594,261)
Total distributions	(32,736,495)	(71,631,872)
Share transactions
Proceeds from sales of shares	61,334,419	172,539,476
Reinvestment of distributions	32,736,494	71,631,872
Cost of shares redeemed	(695,437,483)	(461,348,979)
Net increase (decrease) in net assets resulting from share transactions	(601,366,570)	(217,177,631)
Total increase (decrease) in net assets	(564,216,554)	82,248,453
Net Assets
Beginning of period	1,649,357,999	1,567,109,546
End of period	$1,085,141,445	$1,649,357,999
Other Information
Distributions in excess of net investment income end of period	$(8,890,449)	$(13,483,051)
Shares
Sold	4,645,517	14,274,083
Issued in reinvestment of distributions	2,481,098	5,905,698
Redeemed	(52,462,606)	(38,117,394)
Net increase (decrease)	(45,335,991)	(17,937,613)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Series Equity Value Fund

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$13.02	$10.84	$12.37	$11.84	$10.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.26	.31	.32	.25	.03
Net realized and unrealized gain (loss)	.47	2.46	(.80)	.88	1.49	.59
Total from investment operations	.63	2.72	(.49)	1.20	1.74	.62
Distributions from net investment income	(.15)	(.28)	(.33)	(.28)	(.24)	(.02)
Distributions from net realized gain	(.16)	(.26)	(.71)	(.39)	(.26)	–
Total distributions	(.30)C	(.54)	(1.04)	(.67)	(.50)	(.02)
Net asset value, end of period	$13.35	$13.02	$10.84	$12.37	$11.84	$10.60
Total ReturnD,E	4.89%	25.49%	(4.34)%	9.99%	16.44%	6.18%
Ratios to Average Net AssetsF,G
Expenses before reductions	.48%H	.66%	.66%	.66%	.68%	.75%H
Expenses net of fee waivers, if any	.48%H	.66%	.66%	.66%	.68%	.75%H
Expenses net of all reductions	.48%H	.66%	.66%	.66%	.68%	.68%H
Net investment income (loss)	2.44%H	2.19%	2.50%	2.48%	2.15%	2.07%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,085,141	$1,649,358	$1,567,110	$1,786,446	$1,770,773	$706,012
Portfolio turnover rateI	92%H,J	39%	42%	39%	44%	34%K

 A For the period December 6, 2012 (commencement of operations) to January 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.30 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.155 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Series Stock Selector Large Cap Value Fund

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class B	3.7	4.0
Chevron Corp.	3.5	4.4
Procter & Gamble Co.	2.5	2.7
Johnson & Johnson	2.4	2.5
Wells Fargo & Co.	2.2	2.7
AT&T, Inc.	1.9	2.2
Cisco Systems, Inc.	1.9	2.0
ConocoPhillips Co.	1.8	2.1
Goldman Sachs Group, Inc.	1.8	2.1
Merck & Co., Inc.	1.7	1.4
	23.4

Top Five Market Sectors as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.5	27.3
Health Care	12.1	10.1
Energy	10.8	12.8
Consumer Staples	8.9	7.9
Information Technology	7.7	9.3

Asset Allocation (% of fund's net assets)

As of July 31, 2017 *
Stocks and Equity Futures	96.1%
Short-Term Investments and Net Other Assets (Liabilities)	3.9%

 * Foreign investments - 7.7%

As of January 31, 2017*
Stocks and Equity Futures	98.0%
Short-Term Investments and Net Other Assets (Liabilities)	2.0%

 * Foreign investments - 7.2%

Fidelity Advisor® Series Stock Selector Large Cap Value Fund

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
CONSUMER DISCRETIONARY - 7.0%
Auto Components - 0.6%
Delphi Automotive PLC	69,077	$6,245,942
Diversified Consumer Services - 0.4%
ServiceMaster Global Holdings, Inc. (a)	93,865	4,126,305
Hotels, Restaurants & Leisure - 0.3%
Wyndham Worldwide Corp.	29,919	3,122,646
Household Durables - 0.7%
PulteGroup, Inc.	6	147
Whirlpool Corp.	41,800	7,435,384
		7,435,531
Internet & Direct Marketing Retail - 0.5%
Liberty Interactive Corp. QVC Group Series A (a)	254,581	6,094,669
Leisure Products - 0.2%
Mattel, Inc.	144,209	2,887,064
Media - 3.3%
Liberty Broadband Corp. Class C(a)	108,645	10,775,411
The Walt Disney Co.	70,224	7,719,724
Time Warner, Inc.	88,352	9,049,012
Twenty-First Century Fox, Inc. Class A	301,304	8,767,946
		36,312,093
Multiline Retail - 0.6%
Target Corp.	119,260	6,758,464
Textiles, Apparel & Luxury Goods - 0.4%
PVH Corp.	31,705	3,782,089

TOTAL CONSUMER DISCRETIONARY		76,764,803

CONSUMER STAPLES - 8.9%
Beverages - 0.8%
Molson Coors Brewing Co. Class B	98,799	8,791,135
Food & Staples Retailing - 2.4%
Kroger Co.	314,383	7,708,671
Wal-Mart Stores, Inc.	69,498	5,559,145
Walgreens Boots Alliance, Inc.	163,519	13,191,078
		26,458,894
Food Products - 2.4%
Mondelez International, Inc.	134,919	5,939,134
The J.M. Smucker Co.	69,729	8,499,965
The Kraft Heinz Co.	131,829	11,529,764
		25,968,863
Household Products - 2.5%
Procter & Gamble Co.	298,657	27,124,029
Tobacco - 0.8%
Philip Morris International, Inc.	77,246	9,015,381

TOTAL CONSUMER STAPLES		97,358,302

ENERGY - 10.8%
Energy Equipment & Services - 1.2%
Baker Hughes, a GE Co.	247,381	9,125,885
Dril-Quip, Inc. (a)	95,121	4,242,397
		13,368,282
Oil, Gas & Consumable Fuels - 9.6%
Cabot Oil & Gas Corp.	300,376	7,470,351
Cenovus Energy, Inc.	1,009,683	8,479,151
Cheniere Energy, Inc. (a)	169,400	7,656,880
Chevron Corp.	350,586	38,280,485
ConocoPhillips Co.	446,906	20,276,125
EQT Corp.	99,000	6,306,300
Phillips 66 Co.	123,300	10,326,375
Valero Energy Corp.	97,100	6,696,987
		105,492,654

TOTAL ENERGY		118,860,936

FINANCIALS - 24.5%
Banks - 8.9%
Bank of America Corp.	602,000	14,520,240
CIT Group, Inc.	186,900	8,905,785
Citigroup, Inc.	116,600	7,981,270
JPMorgan Chase & Co.	37,300	3,424,140
PNC Financial Services Group, Inc.	109,300	14,077,840
Popular, Inc.	163,074	6,871,938
U.S. Bancorp	341,608	18,030,070
Wells Fargo & Co.	452,375	24,401,108
		98,212,391
Capital Markets - 3.6%
Brookfield Asset Management, Inc. Class A	41,000	1,594,618
Franklin Resources, Inc.	223,400	10,003,852
Goldman Sachs Group, Inc.	89,922	20,262,124
The Blackstone Group LP	236,400	7,907,580
		39,768,174
Consumer Finance - 3.1%
American Express Co.	63,400	5,403,582
Capital One Financial Corp.	160,186	13,804,829
Discover Financial Services	217,700	13,266,638
Synchrony Financial	50,000	1,516,000
Trisura Group Ltd. (a)	269	5,543
		33,996,592
Diversified Financial Services - 3.7%
Berkshire Hathaway, Inc. Class B (a)	229,739	40,197,435
Insurance - 4.9%
AFLAC, Inc.	135,600	10,814,100
Chubb Ltd.	97,247	14,242,796
MetLife, Inc.	114,251	6,283,805
Reinsurance Group of America, Inc.	68,100	9,547,620
The Travelers Companies, Inc.	99,700	12,770,573
		53,658,894
Mortgage Real Estate Investment Trusts - 0.3%
Annaly Capital Management, Inc.	293,235	3,527,617

TOTAL FINANCIALS		269,361,103

HEALTH CARE - 12.1%
Biotechnology - 2.3%
Alexion Pharmaceuticals, Inc. (a)	21,196	2,911,059
Amgen, Inc.	85,511	14,922,525
Gilead Sciences, Inc.	84,351	6,418,268
Prothena Corp. PLC (a)	9	556
Shire PLC sponsored ADR	4,500	753,930
		25,006,338
Health Care Equipment & Supplies - 1.7%
Danaher Corp.	105,473	8,594,995
Medtronic PLC	124,428	10,448,219
		19,043,214
Health Care Providers & Services - 1.1%
Aetna, Inc.	43,729	6,747,822
Cigna Corp.	24,376	4,230,699
Humana, Inc.	6,897	1,594,586
		12,573,107
Pharmaceuticals - 7.0%
Bristol-Myers Squibb Co.	38,883	2,212,443
Jazz Pharmaceuticals PLC (a)	88,476	13,590,798
Johnson & Johnson	196,647	26,098,990
Merck & Co., Inc.	292,699	18,697,612
Pfizer, Inc.	491,138	16,286,136
		76,885,979

TOTAL HEALTH CARE		133,508,638

INDUSTRIALS - 7.4%
Aerospace & Defense - 1.4%
Raytheon Co.	34,337	5,898,066
United Technologies Corp.	76,607	9,083,292
		14,981,358
Airlines - 0.7%
American Airlines Group, Inc.	165,891	8,367,542
Construction & Engineering - 0.7%
AECOM (a)	230,360	7,348,484
Electrical Equipment - 1.2%
AMETEK, Inc.	79,611	4,902,445
Fortive Corp.	61,817	4,002,033
Sensata Technologies Holding BV (a)	91,300	4,119,456
		13,023,934
Industrial Conglomerates - 1.9%
General Electric Co.	689,882	17,667,878
Honeywell International, Inc.	22,000	2,994,640
		20,662,518
Road & Rail - 1.0%
CSX Corp.	60,473	2,983,738
Norfolk Southern Corp.	49,655	5,590,160
Union Pacific Corp.	24,306	2,502,546
		11,076,444
Trading Companies & Distributors - 0.5%
HD Supply Holdings, Inc. (a)	189,059	6,142,527

TOTAL INDUSTRIALS		81,602,807

INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 2.3%
Cisco Systems, Inc.	652,114	20,508,985
CommScope Holding Co., Inc. (a)	69,100	2,541,498
Juniper Networks, Inc.	73,700	2,059,915
		25,110,398
Electronic Equipment & Components - 0.4%
Dell Technologies, Inc. (a)	61,600	3,959,032
Internet Software & Services - 0.7%
Akamai Technologies, Inc. (a)	56,100	2,644,554
Alphabet, Inc. Class A (a)	5,500	5,200,250
		7,844,804
IT Services - 1.6%
Amdocs Ltd.	158,700	10,659,879
Cognizant Technology Solutions Corp. Class A	39,200	2,717,344
Leidos Holdings, Inc.	86,200	4,606,528
		17,983,751
Semiconductors & Semiconductor Equipment - 1.0%
Qualcomm, Inc.	215,193	11,446,116
Software - 1.3%
Oracle Corp.	249,697	12,467,371
SS&C Technologies Holdings, Inc.	45,200	1,751,952
		14,219,323
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.	29,724	4,420,851

TOTAL INFORMATION TECHNOLOGY		84,984,275

MATERIALS - 2.7%
Chemicals - 2.3%
E.I. du Pont de Nemours & Co.	130,700	10,744,847
Eastman Chemical Co.	51,987	4,323,239
LyondellBasell Industries NV Class A	61,000	5,495,490
Westlake Chemical Corp.	57,874	4,072,015
		24,635,591
Containers & Packaging - 0.4%
Ball Corp.	107,732	4,513,971

TOTAL MATERIALS		29,149,562

REAL ESTATE - 4.5%
Equity Real Estate Investment Trusts (REITs) - 4.2%
American Tower Corp.	20,500	2,794,765
AvalonBay Communities, Inc.	20,800	4,000,880
Boston Properties, Inc.	32,000	3,869,120
Colony NorthStar, Inc.	372,563	5,454,322
Equity Residential (SBI)	60,100	4,090,406
Essex Property Trust, Inc.	15,200	3,977,840
Forest City Realty Trust, Inc. Class A	221,300	5,395,294
General Growth Properties, Inc.	113,544	2,567,230
Public Storage	12,600	2,590,182
Quality Care Properties, Inc. (a)	145,600	2,448,992
Safety Income and Growth, Inc.	139,700	2,598,420
Simon Property Group, Inc.	16,800	2,662,800
The Macerich Co.	23,200	1,331,448
WP Glimcher, Inc.	336,600	3,036,132
		46,817,831
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	76,471	2,905,133

TOTAL REAL ESTATE		49,722,964

TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	540,165	21,066,435
Verizon Communications, Inc.	264,758	12,814,287
		33,880,722
Wireless Telecommunication Services - 0.1%
KDDI Corp.	63,200	1,674,609

TOTAL TELECOMMUNICATION SERVICES		35,555,331

UTILITIES - 6.0%
Electric Utilities - 3.9%
Alliant Energy Corp.	142,500	5,775,525
Exelon Corp.	222,600	8,534,484
NextEra Energy, Inc.	81,667	11,930,732
PG&E Corp.	132,600	8,975,694
Xcel Energy, Inc.	168,579	7,975,472
		43,191,907
Independent Power and Renewable Electricity Producers - 0.7%
NRG Energy, Inc.	138,000	3,397,560
The AES Corp.	353,200	3,948,776
		7,346,336
Multi-Utilities - 1.4%
CMS Energy Corp.	140,602	6,501,436
Sempra Energy	75,931	8,580,962
		15,082,398

TOTAL UTILITIES		65,620,641

TOTAL COMMON STOCKS
(Cost $859,290,631)		1,042,489,362
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.94% to 1.08% 9/7/17 to 10/26/17 (b)
(Cost $619,132)	620,000	619,133
	Shares	Value

Money Market Funds - 5.3%
Fidelity Cash Central Fund, 1.11% (c)
(Cost $58,718,273)	58,706,533	58,718,274
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $918,628,036)		1,101,826,769
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(2,200,963)
NET ASSETS - 100%		$1,099,625,806

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
244 ICE Russell 1000 Value Index Contracts (United States)	Sept. 2017	14,053,180	$29,212

The face value of futures purchased as a percentage of Net Assets is 1.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $619,133.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$161,243
Fidelity Securities Lending Cash Central Fund	1,066
Total	$162,309

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$76,764,803	$76,764,803	$--	$--
Consumer Staples	97,358,302	97,358,302	--	--
Energy	118,860,936	118,860,936	--	--
Financials	269,361,103	269,361,103	--	--
Health Care	133,508,638	133,508,638	--	--
Industrials	81,602,807	81,602,807	--	--
Information Technology	84,984,275	84,984,275	--	--
Materials	29,149,562	29,149,562	--	--
Real Estate	49,722,964	49,722,964	--	--
Telecommunication Services	35,555,331	33,880,722	1,674,609	--
Utilities	65,620,641	65,620,641	--	--
U.S. Government and Government Agency Obligations	619,133	--	619,133	--
Money Market Funds	58,718,274	58,718,274	--	--
Total Investments in Securities:	$1,101,826,769	$1,099,533,027	$2,293,742	$--
Derivative Instruments:
Assets
Futures Contracts	$29,212	$29,212	$--	$--
Total Assets	$29,212	$29,212	$--	$--
Total Derivative Instruments:	$29,212	$29,212	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$29,212	$0
Total Equity Risk	29,212	0
Total Value of Derivatives	$29,212	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Series Stock Selector Large Cap Value Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $859,909,763)	$1,043,108,495
Fidelity Central Funds (cost $58,718,273)	58,718,274
Total Investments (cost $918,628,036)		$1,101,826,769
Cash		125,850
Receivable for investments sold		7,802,627
Receivable for fund shares sold		60,430
Dividends receivable		1,187,685
Distributions receivable from Fidelity Central Funds		41,894
Receivable for daily variation margin for derivative instruments		31,720
Other receivables		4,415
Total assets		1,111,081,390
Liabilities
Payable for investments purchased	$9,403,635
Payable for fund shares redeemed	2,024,916
Other payables and accrued expenses	27,033
Total liabilities		11,455,584
Net Assets		$1,099,625,806
Net Assets consist of:
Paid in capital		$865,682,423
Undistributed net investment income		12,161,270
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		38,554,168
Net unrealized appreciation (depreciation) on investments		183,227,945
Net Assets, for 83,132,622 shares outstanding		$1,099,625,806
Net Asset Value, offering price and redemption price per share ($1,099,625,806 ÷ 83,132,622 shares)		$13.23

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2017 (Unaudited)
Investment Income
Dividends		$14,707,749
Interest		2,028
Income from Fidelity Central Funds		162,309
Total income		14,872,086
Expenses
Management fee
Basic fee	$1,993,042
Performance adjustment	(88,591)
Transfer agent fees	612,464
Accounting and security lending fees	119,473
Custodian fees and expenses	28,041
Independent trustees' fees and expenses	2,163
Audit	22,061
Legal	988
Miscellaneous	4,871
Total expenses before reductions	2,694,512
Expense reductions	(22,583)	2,671,929
Net investment income (loss)		12,200,157
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	40,218,089
Fidelity Central Funds	(173)
Foreign currency transactions	2,081
Futures contracts	33,442
Total net realized gain (loss)		40,253,439
Change in net unrealized appreciation (depreciation) on: Investment securities	(435,000)
Futures contracts	(39,342)
Total change in net unrealized appreciation (depreciation)		(474,342)
Net gain (loss)		39,779,097
Net increase (decrease) in net assets resulting from operations		$51,979,254

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2017 (Unaudited)	Year ended January 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,200,157	$16,740,355
Net realized gain (loss)	40,253,439	9,671,184
Change in net unrealized appreciation (depreciation)	(474,342)	208,551,587
Net increase (decrease) in net assets resulting from operations	51,979,254	234,963,126
Distributions to shareholders from net investment income	(251,698)	(16,097,435)
Distributions to shareholders from net realized gain	(4,614,455)	(14,241,328)
Total distributions	(4,866,153)	(30,338,763)
Share transactions
Proceeds from sales of shares	58,520,059	131,912,975
Reinvestment of distributions	4,866,152	30,338,763
Cost of shares redeemed	(112,825,083)	(309,555,741)
Net increase (decrease) in net assets resulting from share transactions	(49,438,872)	(147,304,003)
Total increase (decrease) in net assets	(2,325,771)	57,320,360
Net Assets
Beginning of period	1,101,951,577	1,044,631,217
End of period	$1,099,625,806	$1,101,951,577
Other Information
Undistributed net investment income end of period	$12,161,270	$212,811
Shares
Sold	4,492,069	11,225,322
Issued in reinvestment of distributions	372,600	2,552,673
Redeemed	(8,650,978)	(26,340,733)
Net increase (decrease)	(3,786,309)	(12,562,738)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Series Stock Selector Large Cap Value Fund

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$12.68	$10.50	$12.82	$12.07	$10.72	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.18	.17	.18	.14	.02
Net realized and unrealized gain (loss)	.46	2.33	(.97)	1.50	1.88	.72
Total from investment operations	.61	2.51	(.80)	1.68	2.02	.74
Distributions from net investment income	–C	(.19)	(.20)D	(.16)	(.12)	(.02)
Distributions from net realized gain	(.06)	(.15)	(1.32)D	(.76)	(.55)	–
Total distributions	(.06)	(.33)E	(1.52)	(.93)F	(.67)	(.02)
Net asset value, end of period	$13.23	$12.68	$10.50	$12.82	$12.07	$10.72
Total ReturnG,H	4.80%	24.12%	(6.72)%	13.70%	18.79%	7.36%
Ratios to Average Net AssetsI,J
Expenses before reductions	.49%K	.71%	.77%	.75%	.78%	.85%K
Expenses net of fee waivers, if any	.49%K	.71%	.76%	.75%	.78%	.85%K
Expenses net of all reductions	.49%K	.70%	.76%	.75%	.78%	.77%K
Net investment income (loss)	2.24%K	1.53%	1.38%	1.35%	1.19%	1.25%K
Supplemental Data
Net assets, end of period (000 omitted)	$1,099,626	$1,101,952	$1,044,631	$1,201,298	$1,139,423	$712,561
Portfolio turnover rateL	54%K	48%	64%	55%	61%	48%M

 A For the period December 6, 2012 (commencement of operations) to January 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $.33 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.145 per share.

 F Total distributions of $.93 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.762 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2017

1. Organization.

Fidelity Advisor Series Equity Value Fund and Fidelity Advisor Series Stock Selector Large Cap Value Fund (the Funds) are funds of Fidelity Devonshire Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. In July 2017, the Board of Trustees approved a change in the name of Advisor Series Equity-Income Fund to Advisor Series Equity Value Fund effective August 15, 2017. Shares of the Funds are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2017 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Advisor Series Equity Value Fund	$986,115,455	$112,908,684	$(10,623,878)	$102,284,806
Fidelity Advisor Series Stock Selector Large Cap Value Fund	919,932,183	205,041,361	(23,146,775)	181,894,586

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Consolidated Subsidiary. Fidelity Advisor Series Equity Value Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $3,148,435 in this Subsidiary, representing .29% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and this Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated. Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Funds attempt to reduce their exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Funds the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Funds receive collateral in the form of cash or securities once each Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Funds' custodian bank in accordance with the collateral agreements entered into between the Funds, the counterparty and the Funds' custodian bank. The Funds could experience delays and costs in gaining access to the collateral even though it is held by the Funds' custodian bank. The Funds' maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Funds. The Funds may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts and exchange-traded options are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts and exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Advisor Series Equity Value Fund
Equity Risk
Written Options	$1,066,311	$60,934
Total Equity Risk	1,066,311	60,934
Totals	$1,066,311	$60,934
Fidelity Advisor Series Stock Selector Large Cap Value Fund
Equity Risk
Futures Contracts	$33,442	$(39,342)
Total Equity Risk	33,442	(39,342)
Totals	$33,442	$(39,342)

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Fidelity Advisor Series Stock Selector Large Cap Value Fund used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Fidelity Advisor Series Equity Value Fund (the Fund) used exchange-traded and OTC written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options".

The following is a summary of the Fund's written options activity:

	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	22,472	$1,617,893
Options Opened	17,448	682,830
Options Exercised	(3,861)	(406,817)
Options Closed	(14,077)	(594,870)
Options Expired	(21,982)	(1,299,036)
Outstanding at end of period	-	$-

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Series Equity Value Fund	650,916,320	718,909,128
Fidelity Advisor Series Stock Selector Large Cap Value Fund	285,810,604	349,090,199

6. Fees and Other Transactions with Affiliates.

Management Fee. Effective June 1, 2017, under the management contract approved by the Board and shareholders, Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds do not pay a management fee. In addition, the investment adviser pays all ordinary operating expenses of the Funds, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Prior to June 1, 2017, the investment adviser and its affiliates provided the Funds with investment management related services for which the Funds paid a monthly management fee. The management fee was the sum of an individual fund fee rate and an annualized group fee rate as presented in the table below. The individual fund fee rate was applied to each Fund's average net assets. The group fee rate was based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreased as assets under management increased and increased as assets under management decreased. In addition, the management fee for Fidelity Advisor Series Stock Selector Large Cap Value Fund was subject to a performance adjustment(up to a maximum of +/- .20% of each applicable Fund's average net assets over a 36 month performance period.) The upward or downward adjustment to the management fee was based on Fidelity Advisor Series Stock Selector Large Cap Value Fund's relative investment performance as compared to its benchmark index, the Russell 1000 Value Index, over the same 36 month performance period. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net asset for the reporting and performance periods.

	Individual Rate	Group Rate
Fidelity Advisor Series Equity-Income Fund	.20%	.25%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	.30%	.25%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. Effective June 1, 2017, fees for these services are no longer charged to the Funds. Prior to June 1, 2017, FIIOC received account fees and asset-based fees that varied according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Advisor Series Equity Value Fund	.12%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	.11%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. Effective June 1, 2017, these fees are paid by the investment adviser or an affiliate.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Series Equity Value Fund	$35,270
Fidelity Advisor Series Stock Selector Large Cap Value Fund	13,110

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, Fidelity Advisor Series Equity Value Fund had no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Series Equity Value Fund	Borrower	$5,340,000	1.34%	$199

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Redemptions In-Kind. During the period, 37,998,289 shares of Fidelity Advisor Series Equity Value Fund held by affiliated entities were redeemed in kind for investments and cash with a value of $504,085,301. The net realized gain of $135,786,829 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Advisor Series Equity Value Fund	$2,606
Fidelity Advisor Series Stock Selector Large Cap Value Fund	1,798

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. FCM security lending activity was as follows:

	Total Security Lending Income	Security Lending Income From Securities Loaned to FCM
Fidelity Advisor Series Equity Value Fund	$44,921	$7,425
Fidelity Advisor Series Stock Selector Large Cap Value Fund	$1,066	$–

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. All of the applicable expense reductions are noted in the table below.

Brokerage Service reduction
Fidelity Advisor Series Equity Value Fund	$7,447
Fidelity Advisor Series Stock Selector Large Cap Value Fund	17,564

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Advisor Series Equity Value Fund	$7,506
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5,019

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment advisor of its affiliates were the owners of record of all of the outstanding shares of the Funds.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2017 to July 31, 2017).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During Period-B February 1, 2017 to July 31, 2017
Fidelity Advisor Series Equity Value Fund	.48%
Actual		$1,000.00	$1,048.90	$2.44**
Hypothetical-C		$1,000.00	$1,022.41	$2.41**
Fidelity Advisor Series Stock Selector Large Cap Value Fund	.49%
Actual		$1,000.00	$1,048.00	$2.49**
Hypothetical-C		$1,000.00	$1,022.36	$2.46**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

** If fees and changes to the class level expense contract and/ or expense cap, effective June 1, 2017, had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:

	Annualized Expense Ratio-(a)	Expenses Paid
Fidelity Advisor Series Equity Value Fund	.00%
Actual		$.00
Hypothetical-(b)		$.00
Fidelity Advisor Series Stock Selector Large Cap Value Fund	.00%
Actual		$.00
Hypothetical-(b)		$.00

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Series Equity Value Fund
Fidelity Advisor Series Stock Selector Large Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered that the Advisory Contracts currently in place had become effective on June 1, 2017 in connection with shareholders of certain other Fidelity funds that invest in the funds (referred to herein as Freedom Funds) voting to approve new management contracts for the Freedom Funds. The Board noted the Advisory Contracts implemented a new fee structure pursuant to which the funds do not pay a management fee to FMR. The Board also approved certain amendments to the sub-advisory agreements for each fund to ensure consistency in the sub-advisory fees paid under the new fee structure compared to the sub-advisory fees paid under the prior fee structure. The Board noted that the amendments will not result in any changes to the nature, extent, and quality of services provided to each fund.

In considering whether to renew the Advisory Contracts for each fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and the fact that no fee is payable under the management contracts was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed each fund's absolute investment performance, as well as each fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew each fund's Advisory Contracts, as the funds are not publicly offered as stand-alone investment products. In this regard, the Board noted that each fund is designed to offer an investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that each fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of each fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

The Board further considered that, effective June 1, 2017, FMR has contractually agreed to reimburse each fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.014% through March 31, 2021.

Based on its review, the Board considered that each fund does not pay a management fee and concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of the Advisory Contracts because each fund pays no advisory fees and FMR or an affiliate bears all expenses of each fund, with limited exceptions.

Economies of Scale.  The Board concluded that because each fund pays no advisory fees and FMR or an affiliate bears all expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

AEDTI-ALDTI-SANN-0917
1.956893.104

Fidelity® Equity-Income Fund Class K Semi-Annual Report July 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.(a)	4.9	4.3
Cisco Systems, Inc.	3.5	3.3
Johnson & Johnson	3.3	2.6
Procter & Gamble Co.	3.1	2.8
Comcast Corp. Class A	2.5	2.1
Chubb Ltd.	2.4	2.0
Verizon Communications, Inc.	2.3	2.1
The Blackstone Group LP	2.2	1.9
The Williams Companies, Inc.	2.1	1.7
Exelon Corp.	2.1	1.8
	28.4

 (a) Security or a portion of the security is pledged as collateral for call options written.

Top Five Market Sectors as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.0	24.7
Energy	10.9	10.9
Health Care	10.5	9.6
Information Technology	10.3	9.7
Consumer Staples	10.1	9.1

Asset Allocation (% of fund's net assets)

As of July 31, 2017*,**
Stocks	97.6%
Convertible Securities	0.3%
Other Investments	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	1.8%

 * Foreign investments - 14.6%

 ** Written options - (0.0)%

As of January 31, 2017*,**
Stocks	94.5%
Convertible Securities	0.4%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	4.9%

 * Foreign investments – 13.5%

 ** Written options – (0.1)%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.4%
Automobiles - 2.1%
Fiat Chrysler Automobiles NV	372,400	$4,502
Fiat Chrysler Automobiles NV	3,381,900	40,836
General Motors Co.	3,375,400	121,447
		166,785
Hotels, Restaurants & Leisure - 1.0%
Dunkin' Brands Group, Inc.	1,130,700	59,961
Whitbread PLC	391,430	19,873
		79,834
Household Durables - 0.5%
M.D.C. Holdings, Inc.	873,080	29,938
Tupperware Brands Corp.	227,500	13,812
		43,750
Media - 3.6%
Comcast Corp. Class A	4,913,588	198,755
Daiichikosho Co. Ltd.	736,000	35,450
ITV PLC	6,154,176	14,047
The Walt Disney Co.	390,100	42,884
		291,136
Multiline Retail - 0.9%
Kohl's Corp.	486,324	20,109
Macy's, Inc.	834,500	19,819
Target Corp.	595,409	33,742
		73,670
Specialty Retail - 0.3%
Bed Bath & Beyond, Inc.	90,600	2,709
GNC Holdings, Inc. Class A(a)	546,543	5,198
Lewis Group Ltd.	2,117,300	4,947
Williams-Sonoma, Inc. (a)	154,700	7,183
		20,037

TOTAL CONSUMER DISCRETIONARY		675,212

CONSUMER STAPLES - 10.1%
Beverages - 1.1%
Molson Coors Brewing Co. Class B	502,295	44,694
The Coca-Cola Co.	910,700	41,746
		86,440
Food & Staples Retailing - 4.1%
CVS Health Corp.	1,150,300	91,943
Kroger Co.	282,300	6,922
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	189,404	9,020
Wal-Mart Stores, Inc.	1,411,291	112,889
Walgreens Boots Alliance, Inc.	1,046,020	84,382
Whole Foods Market, Inc.	554,900	23,173
		328,329
Food Products - 0.9%
B&G Foods, Inc. Class A (a)	884,867	32,076
Hilton Food Group PLC	1,332,217	11,873
Morinaga & Co. Ltd.	223,300	12,801
The Hain Celestial Group, Inc. (b)	159,200	7,118
The J.M. Smucker Co.	87,400	10,654
		74,522
Household Products - 3.5%
Kimberly-Clark Corp.	279,500	34,423
Procter & Gamble Co.	2,742,797	249,101
		283,524
Personal Products - 0.2%
Unilever NV (NY Reg.)	353,500	20,563
Tobacco - 0.3%
British American Tobacco PLC sponsored ADR	335,693	20,988

TOTAL CONSUMER STAPLES		814,366

ENERGY - 10.6%
Energy Equipment & Services - 0.8%
Baker Hughes, a GE Co. Class A	401,600	14,815
Halliburton Co.	466,400	19,794
Schlumberger Ltd.	487,000	33,408
		68,017
Oil, Gas & Consumable Fuels - 9.8%
Anadarko Petroleum Corp.	614,432	28,061
Apache Corp.	496,301	24,557
Chevron Corp.	916,672	100,091
ConocoPhillips Co.	2,524,300	114,527
Energy Transfer Equity LP	147,200	2,601
EQT Midstream Partners LP	19,800	1,539
Exxon Mobil Corp.	206,300	16,512
Golar LNG Ltd.	271,100	6,455
Imperial Oil Ltd.	519,300	14,903
Kinder Morgan, Inc.	2,455,800	50,172
Legacy Reserves LP (b)	1,845,900	2,363
MPLX LP	669,311	24,329
Suncor Energy, Inc.	2,894,200	94,411
The Williams Companies, Inc.	5,264,543	167,307
Williams Partners LP	3,460,469	143,367
		791,195

TOTAL ENERGY		859,212

FINANCIALS - 26.0%
Banks - 13.7%
Bank of America Corp. (c)	6,018,400	145,164
Comerica, Inc.	436,172	31,540
Huntington Bancshares, Inc.	657,468	8,711
JPMorgan Chase & Co. (c)	4,335,282	397,979
KeyCorp(c)	2,479,116	44,723
Lakeland Financial Corp.	357,600	16,450
Lloyds Banking Group PLC	12,478,000	10,788
M&T Bank Corp.	530,778	86,596
Regions Financial Corp. (c)	3,140,100	45,845
Standard Chartered PLC (United Kingdom) (b)	1,432,566	16,004
SunTrust Banks, Inc.	1,200,400	68,771
U.S. Bancorp	1,911,722	100,901
Wells Fargo & Co. (c)	2,413,050	130,160
		1,103,632
Capital Markets - 7.2%
Apollo Global Management LLC Class A	170,100	4,780
Ares Capital Corp.	958,774	15,714
Ares Management LP	216,615	4,007
AURELIUS AG (a)	159,270	9,386
KKR & Co. LP	6,800,465	131,793
Morgan Stanley (c)	1,382,831	64,855
S&P Global, Inc.	127,300	19,552
State Street Corp.	1,531,999	142,828
The Blackstone Group LP	5,377,632	179,882
TPG Specialty Lending, Inc.	372,293	7,729
Virtu Financial, Inc. Class A (a)	245,800	4,068
		584,594
Consumer Finance - 0.2%
Capital One Financial Corp.	191,600	16,512
Insurance - 4.4%
American International Group, Inc.	124,900	8,175
Chubb Ltd.	1,343,400	196,754
Marsh & McLennan Companies, Inc.	143,200	11,165
MetLife, Inc. (c)	1,737,438	95,559
Prudential Financial, Inc. (c)	383,677	43,444
		355,097
Mortgage Real Estate Investment Trusts - 0.1%
KKR Real Estate Finance Trust, Inc.	434,244	8,902
Thrifts & Mortgage Finance - 0.4%
Radian Group, Inc.	1,698,834	29,594

TOTAL FINANCIALS		2,098,331

HEALTH CARE - 10.4%
Biotechnology - 1.4%
Amgen, Inc.	523,300	91,321
Gilead Sciences, Inc.	324,900	24,722
		116,043
Health Care Equipment & Supplies - 2.6%
Dentsply Sirona, Inc.	375,100	23,267
Hoya Corp.	469,200	26,498
Medtronic PLC	1,963,256	164,855
		214,620
Health Care Providers & Services - 0.0%
HealthSouth Corp.	3	0
Pharmaceuticals - 6.4%
Astellas Pharma, Inc.	1,918,500	24,433
Bristol-Myers Squibb Co.	542,100	30,845
GlaxoSmithKline PLC	4,397,300	87,537
Johnson & Johnson	1,998,748	265,274
Merck & Co., Inc.	508,500	32,483
Pfizer, Inc.	902,579	29,930
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,359,900	43,748
		514,250

TOTAL HEALTH CARE		844,913

INDUSTRIALS - 8.5%
Aerospace & Defense - 2.5%
General Dynamics Corp.	238,900	46,903
Raytheon Co.	199,300	34,234
United Technologies Corp.	1,049,620	124,453
		205,590
Air Freight & Logistics - 1.9%
C.H. Robinson Worldwide, Inc.	125,556	8,236
PostNL NV	5,594,400	26,491
United Parcel Service, Inc. Class B	1,102,973	121,647
		156,374
Airlines - 0.3%
Allegiant Travel Co.	25,100	3,244
Copa Holdings SA Class A	150,100	18,832
		22,076
Commercial Services & Supplies - 0.7%
KAR Auction Services, Inc.	1,115,700	46,904
Mears Group PLC	198,400	1,293
Waste Connection, Inc. (Canada) (b)	174,445	11,338
		59,535
Electrical Equipment - 0.8%
AMETEK, Inc.	124,600	7,673
Eaton Corp. PLC	520,700	40,745
Regal Beloit Corp.	151,200	12,603
		61,021
Industrial Conglomerates - 2.2%
General Electric Co.	5,698,955	145,950
Roper Technologies, Inc.	138,000	32,079
		178,029
Machinery - 0.1%
Allison Transmission Holdings, Inc.	199,300	7,534

TOTAL INDUSTRIALS		690,159

INFORMATION TECHNOLOGY - 10.2%
Communications Equipment - 3.5%
Cisco Systems, Inc.	9,108,386	286,459
Electronic Equipment & Components - 0.9%
Dell Technologies, Inc. (b)	482,303	30,998
TE Connectivity Ltd.	470,032	37,786
		68,784
IT Services - 1.4%
First Data Corp. Class A (b)	4,432,936	82,719
Leidos Holdings, Inc.	76,800	4,104
Paychex, Inc. (c)	487,257	28,188
		115,011
Semiconductors & Semiconductor Equipment - 2.2%
KLA-Tencor Corp.	50,400	4,669
Maxim Integrated Products, Inc.	806,200	36,634
Qualcomm, Inc.	2,089,416	111,136
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	650,500	23,392
		175,831
Software - 1.5%
Micro Focus International PLC	1,788,200	52,684
Microsoft Corp.	961,916	69,931
		122,615
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.	306,700	45,615
Inventec Corp.	13,096,000	10,467
		56,082

TOTAL INFORMATION TECHNOLOGY		824,782

MATERIALS - 1.8%
Chemicals - 1.2%
LyondellBasell Industries NV Class A	387,500	34,910
Potash Corp. of Saskatchewan, Inc.	738,900	13,216
The Dow Chemical Co.	740,200	47,550
		95,676
Containers & Packaging - 0.6%
WestRock Co.	869,100	49,904

TOTAL MATERIALS		145,580

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.3%
American Tower Corp.	155,100	21,145
Cousins Properties, Inc.	1,777,200	16,332
Crown Castle International Corp.	379,800	38,200
Duke Realty Corp.	728,600	20,831
First Potomac Realty Trust	1,790,125	19,924
Piedmont Office Realty Trust, Inc. Class A	995,900	20,924
Public Storage	145,200	29,849
Sabra Health Care REIT, Inc.	256,800	5,958
Ventas, Inc.	242,503	16,333
		189,496
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.8%
AT&T, Inc. (c)	3,019,089	117,744
Verizon Communications, Inc.	3,821,360	184,954
		302,698
Wireless Telecommunication Services - 0.1%
KDDI Corp.	354,800	9,401

TOTAL TELECOMMUNICATION SERVICES		312,099

UTILITIES - 5.4%
Electric Utilities - 4.8%
American Electric Power Co., Inc.	145,482	10,262
Duke Energy Corp.	318,600	27,119
Entergy Corp.	603,400	46,293
Exelon Corp.	4,323,900	165,778
PPL Corp.	2,044,600	78,370
Southern Co.	830,277	39,795
Xcel Energy, Inc.	424,500	20,083
		387,700
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	361,600	4,043
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	1,085,000	30,586
Public Service Enterprise Group, Inc.	397,400	17,871
		48,457

TOTAL UTILITIES		440,200

TOTAL COMMON STOCKS
(Cost $6,137,949)		7,894,350

Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.0%
Banks - 0.0%
Wells Fargo & Co. 7.50%	850	1,133
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Allergan PLC 5.50%	1,800	1,609
Teva Pharmaceutical Industries Ltd. 7%	2,000	1,158
		2,767
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Crown Castle International Corp. Series A 6.875% (b)	1,800	1,914
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. Series A 5.50%	20,500	2,056
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $6,726)		7,870
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.2%
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
DISH Network Corp. 2.375% 3/15/24 (d)	4,115	4,393
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 9.5% 4/15/19 pay-in-kind	2,626	1,845
Chesapeake Energy Corp. 5.5% 9/15/26 (d)	1,380	1,304
Scorpio Tankers, Inc. 2.375% 7/1/19 (d)	4,355	3,898
		7,047
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Twitter, Inc. 1% 9/15/21	5,068	4,631

TOTAL CONVERTIBLE BONDS		16,071

Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (d)	2,085	2,325
TOTAL CORPORATE BONDS
(Cost $18,132)		18,396

Preferred Securities - 0.1%
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
General Electric Co. 5%(e)(f)
(Cost $4,158)	3,955	4,193
	Shares	Value (000s)

Other - 0.2%
Other - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (g)(h)
(Cost $15,119)	15,119,286	15,119

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 1.11% (i)	146,202,919	146,232
Fidelity Securities Lending Cash Central Fund 1.11% (i)(j)	43,874,863	43,879
TOTAL MONEY MARKET FUNDS
(Cost $190,110)		190,111
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $6,372,194)		8,130,039
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(44,147)
NET ASSETS - 100%		$8,085,892

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)	Value (000s)
Call Options
AT&T, Inc.	9/15/17 - $40.00	7,628	$329	$(278)
Bank of America Corp.	8/18/17 - $26.00	15,227	233	(23)
JPMorgan Chase & Co.	8/18/17 - $92.50	9,646	445	(758)
KeyCorp	9/15/17 - $20.00	6,912	131	(24)
MetLife, Inc.	9/15/17 - $55.00	5,424	358	(719)
Morgan Stanley	9/15/17 - $46.00	4,048	255	(761)
Paychex, Inc.	9/15/17 - $60.00	1,196	110	(75)
Prudential Financial, Inc.	9/15/17 - $115.00	1,314	160	(279)
Regions Financial Corp.	8/18/17 - $15.00	7,947	302	(107)
Wells Fargo & Co.	9/15/17 - $57.50	6,102	372	(76)
TOTAL WRITTEN OPTIONS			$2,695	$(3,100)

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $282,627,000.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,920,000 or 0.1% of net assets.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,119,000 or 0.2% of net assets.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 11/4/16	$15,119

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,144
Fidelity Securities Lending Cash Central Fund	283
Total	$1,427

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$675,212	$675,212	$--	$--
Consumer Staples	814,366	814,366	--	--
Energy	859,212	859,212	--	--
Financials	2,099,464	2,087,543	11,921	--
Health Care	847,680	732,943	114,737	--
Industrials	690,159	690,159	--	--
Information Technology	824,782	824,782	--	--
Materials	145,580	145,580	--	--
Real Estate	191,410	189,496	1,914	--
Telecommunication Services	314,155	302,698	11,457	--
Utilities	440,200	440,200	--	--
Corporate Bonds	18,396	--	18,396	--
Preferred Securities	4,193	--	4,193	--
Other	15,119	--	--	15,119
Money Market Funds	190,111	190,111	--	--
Total Investments in Securities:	$8,130,039	$7,952,302	$162,618	$15,119
Derivative Instruments:
Liabilities
Written Options	$(3,100)	$(3,100)	$--	$--
Total Liabilities	$(3,100)	$(3,100)	$--	$--
Total Derivative Instruments:	$(3,100)	$(3,100)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Written Options(a)	$0	$(3,100)
Total Equity Risk	0	(3,100)
Total Value of Derivatives	$0	$(3,100)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.4%
Switzerland	2.9%
United Kingdom	2.6%
Ireland	2.6%
Canada	1.7%
Netherlands	1.5%
Japan	1.3%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		July 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $42,547) — See accompanying schedule: Unaffiliated issuers (cost $6,182,084)	$7,939,928
Fidelity Central Funds (cost $190,110)	190,111
Total Investments (cost $6,372,194)		$8,130,039
Restricted cash		298
Receivable for fund shares sold		2,514
Dividends receivable		13,096
Interest receivable		207
Distributions receivable from Fidelity Central Funds		206
Other receivables		1,144
Total assets		8,147,504
Liabilities
Payable for fund shares redeemed	$9,562
Accrued management fee	2,982
Written options, at value (premium received $2,695)	3,100
Other affiliated payables	976
Other payables and accrued expenses	1,114
Collateral on securities loaned	43,878
Total liabilities		61,612
Net Assets		$8,085,892
Net Assets consist of:
Paid in capital		$6,260,193
Distributions in excess of net investment income		(11,409)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		79,676
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,757,432
Net Assets		$8,085,892
Equity-Income:
Net Asset Value, offering price and redemption price per share ($6,183,510 ÷ 103,101 shares)		$59.98
Class K:
Net Asset Value, offering price and redemption price per share ($1,902,382 ÷ 31,738 shares)		$59.94

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended July 31, 2017 (Unaudited)
Investment Income
Dividends		$133,818
Interest		723
Income from Fidelity Central Funds		1,427
Total income		135,968
Expenses
Management fee	$18,792
Transfer agent fees	5,465
Accounting and security lending fees	614
Custodian fees and expenses	79
Independent trustees' fees and expenses	17
Appreciation in deferred trustee compensation account	1
Registration fees	67
Audit	44
Legal	21
Interest	8
Miscellaneous	41
Total expenses before reductions	25,149
Expense reductions	(76)	25,073
Net investment income (loss)		110,895
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	75,941
Fidelity Central Funds	56
Foreign currency transactions	21
Written options	6,544
Total net realized gain (loss)		82,562
Change in net unrealized appreciation (depreciation) on: Investment securities	269,167
Assets and liabilities in foreign currencies	49
Written options	(132)
Total change in net unrealized appreciation (depreciation)		269,084
Net gain (loss)		351,646
Net increase (decrease) in net assets resulting from operations		$462,541

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2017 (Unaudited)	Year ended January 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$110,895	$184,281
Net realized gain (loss)	82,562	140,772
Change in net unrealized appreciation (depreciation)	269,084	1,412,050
Net increase (decrease) in net assets resulting from operations	462,541	1,737,103
Distributions to shareholders from net investment income	(69,956)	(204,416)
Distributions to shareholders from net realized gain	(74,111)	(163,868)
Total distributions	(144,067)	(368,284)
Share transactions - net increase (decrease)	(709,429)	(289,881)
Total increase (decrease) in net assets	(390,955)	1,078,938
Net Assets
Beginning of period	8,476,847	7,397,909
End of period	$8,085,892	$8,476,847
Other Information
Distributions in excess of net investment income end of period	$(11,409)	$(52,348)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Equity-Income Fund

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$57.76	$48.57	$57.26	$56.69	$49.72	$42.77
Income from Investment Operations
Net investment income (loss)A	.77	1.22	1.43	2.00B	1.26	1.32
Net realized and unrealized gain (loss)	2.46	10.43	(3.91)C	2.87	6.99	6.95
Total from investment operations	3.23	11.65	(2.48)	4.87	8.25	8.27
Distributions from net investment income	(.50)	(1.36)	(1.71)D	(1.60)	(1.28)	(1.32)
Distributions from net realized gain	(.51)	(1.10)	(4.51)D	(2.70)	–	–
Total distributions	(1.01)	(2.46)	(6.21)E	(4.30)	(1.28)	(1.32)
Net asset value, end of period	$59.98	$57.76	$48.57	$57.26	$56.69	$49.72
Total ReturnF,G	5.63%	24.42%	(4.89)%C	8.53%	16.72%	19.63%
Ratios to Average Net AssetsH,I
Expenses before reductions	.62%J	.63%	.64%	.63%	.64%	.67%
Expenses net of fee waivers, if any	.62%J	.63%	.64%	.63%	.64%	.67%
Expenses net of all reductions	.62%J	.62%	.63%	.63%	.64%	.66%
Net investment income (loss)	2.60%J	2.27%	2.55%	3.30%B	2.30%	2.89%
Supplemental Data
Net assets, end of period (in millions)	$6,184	$6,686	$5,752	$6,686	$6,842	$6,401
Portfolio turnover rateK	14%J	36%	46%L	40%	43%	43%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.48 per share. Excluding these non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.51%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.13 per share. Excluding these litigation proceeds, the total return would have been (5.12)%

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $6.21 per share is comprised of distributions from net investment income of $1.709 and distributions from net realized gain of $4.505 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Equity-Income Fund Class K

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$57.73	$48.55	$57.25	$56.67	$49.70	$42.76
Income from Investment Operations
Net investment income (loss)A	.80	1.28	1.50	2.07B	1.33	1.38
Net realized and unrealized gain (loss)	2.45	10.42	(3.92)C	2.88	6.99	6.95
Total from investment operations	3.25	11.70	(2.42)	4.95	8.32	8.33
Distributions from net investment income	(.53)	(1.42)	(1.78)D	(1.67)	(1.35)	(1.39)
Distributions from net realized gain	(.51)	(1.10)	(4.51)D	(2.70)	–	–
Total distributions	(1.04)	(2.52)	(6.28)E	(4.37)	(1.35)	(1.39)
Net asset value, end of period	$59.94	$57.73	$48.55	$57.25	$56.67	$49.70
Total ReturnF,G	5.67%	24.56%	(4.78)%C	8.68%	16.87%	19.78%
Ratios to Average Net AssetsH,I
Expenses before reductions	.51%J	.52%	.52%	.52%	.52%	.53%
Expenses net of fee waivers, if any	.51%J	.52%	.52%	.52%	.52%	.53%
Expenses net of all reductions	.51%J	.51%	.51%	.51%	.52%	.52%
Net investment income (loss)	2.71%J	2.39%	2.67%	3.41%B	2.42%	3.03%
Supplemental Data
Net assets, end of period (in millions)	$1,902	$1,791	$1,646	$2,272	$2,480	$2,276
Portfolio turnover rateK	14%J	36%	46%L	40%	43%	43%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.48 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.63%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.13 per share. Excluding these litigation proceeds, the total return would have been (5.01)%

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $6.28 per share is comprised of distributions from net investment income of $1.777 and distributions from net realized gain of $4.505 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Equity-Income Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, contingent interest, equity-debt classifications, certain conversion ratio adjustments, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$2,033,098
Gross unrealized depreciation	(308,526)
Net unrealized appreciation (depreciation) on securities	$1,724,572
Tax cost	$6,405,467

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $15,417 in this Subsidiary, representing .19% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded and OTC written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options".

During the period, the Fund recognized net realized gain (loss) of $6,544 and a change in net unrealized appreciation (depreciation) of $(132) related to its investment in written options. This amount is included in the Statement of Operations.

The following is a summary of the Fund's written options activity:

	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	109	$7,943
Options Opened	84	3,263
Options Exercised	(19)	(1,967)
Options Closed	–	–
Options Expired	(109)	(6,544)
Outstanding at end of period	65	$2,695

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $563,543 and $1,021,927, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Equity Income. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Equity-Income	$5,026.15
Class K	439.05
	$5,465

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$68,549	1.10%	$8

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,419. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $283, including $31 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $36 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $39.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2017	Year ended January 31, 2017
From net investment income
Equity-Income	$53,548	$158,629
Class K	16,408	45,787
Total	$69,956	$204,416
From net realized gain
Equity-Income	$58,311	$127,710
Class K	15,800	36,158
Total	$74,111	$163,868

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2017	Year ended January 31, 2017	Six months ended July 31, 2017	Year ended January 31, 2017
Equity-Income
Shares sold	4,854	12,430	$286,120	$670,860
Reinvestment of distributions	1,794	5,024	105,591	271,182
Shares redeemed	(19,305)	(20,110)	(1,139,547)	(1,087,701)
Net increase (decrease)	(12,657)	(2,656)	$(747,836)	$(145,659)
Class K
Shares sold	5,954	9,202	$347,368	$506,412
Reinvestment of distributions	547	1,517	32,208	81,945
Shares redeemed	(5,790)	(13,599)	(341,169)	(732,579)
Net increase (decrease)	711	(2,880)	$38,407	$(144,222)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2017 to July 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During Period-B February 1, 2017 to July 31, 2017
Equity-Income	.62%
Actual		$1,000.00	$1,056.30	$3.16
Hypothetical-C		$1,000.00	$1,021.72	$3.11
Class K	.51%
Actual		$1,000.00	$1,056.70	$2.60
Hypothetical-C		$1,000.00	$1,022.27	$2.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Equity-Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Equity-Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Equity-Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board noted that, in 2014, the Board and the boards of other Fidelity funds formed the ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

EQU-K-SANN-0917
1.863288.108

Fidelity® Equity-Income Fund Semi-Annual Report July 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.(a)	4.9	4.3
Cisco Systems, Inc.	3.5	3.3
Johnson & Johnson	3.3	2.6
Procter & Gamble Co.	3.1	2.8
Comcast Corp. Class A	2.5	2.1
Chubb Ltd.	2.4	2.0
Verizon Communications, Inc.	2.3	2.1
The Blackstone Group LP	2.2	1.9
The Williams Companies, Inc.	2.1	1.7
Exelon Corp.	2.1	1.8
	28.4

 (a) Security or a portion of the security is pledged as collateral for call options written.

Top Five Market Sectors as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.0	24.7
Energy	10.9	10.9
Health Care	10.5	9.6
Information Technology	10.3	9.7
Consumer Staples	10.1	9.1

Asset Allocation (% of fund's net assets)

As of July 31, 2017*,**
Stocks	97.6%
Convertible Securities	0.3%
Other Investments	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	1.8%

 * Foreign investments - 14.6%

 ** Written options - (0.0)%

As of January 31, 2017*,**
Stocks	94.5%
Convertible Securities	0.4%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	4.9%

 * Foreign investments - 13.5%

 ** Written options - (0.1)%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.4%
Automobiles - 2.1%
Fiat Chrysler Automobiles NV	372,400	$4,502
Fiat Chrysler Automobiles NV	3,381,900	40,836
General Motors Co.	3,375,400	121,447
		166,785
Hotels, Restaurants & Leisure - 1.0%
Dunkin' Brands Group, Inc.	1,130,700	59,961
Whitbread PLC	391,430	19,873
		79,834
Household Durables - 0.5%
M.D.C. Holdings, Inc.	873,080	29,938
Tupperware Brands Corp.	227,500	13,812
		43,750
Media - 3.6%
Comcast Corp. Class A	4,913,588	198,755
Daiichikosho Co. Ltd.	736,000	35,450
ITV PLC	6,154,176	14,047
The Walt Disney Co.	390,100	42,884
		291,136
Multiline Retail - 0.9%
Kohl's Corp.	486,324	20,109
Macy's, Inc.	834,500	19,819
Target Corp.	595,409	33,742
		73,670
Specialty Retail - 0.3%
Bed Bath & Beyond, Inc.	90,600	2,709
GNC Holdings, Inc. Class A(a)	546,543	5,198
Lewis Group Ltd.	2,117,300	4,947
Williams-Sonoma, Inc. (a)	154,700	7,183
		20,037

TOTAL CONSUMER DISCRETIONARY		675,212

CONSUMER STAPLES - 10.1%
Beverages - 1.1%
Molson Coors Brewing Co. Class B	502,295	44,694
The Coca-Cola Co.	910,700	41,746
		86,440
Food & Staples Retailing - 4.1%
CVS Health Corp.	1,150,300	91,943
Kroger Co.	282,300	6,922
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	189,404	9,020
Wal-Mart Stores, Inc.	1,411,291	112,889
Walgreens Boots Alliance, Inc.	1,046,020	84,382
Whole Foods Market, Inc.	554,900	23,173
		328,329
Food Products - 0.9%
B&G Foods, Inc. Class A (a)	884,867	32,076
Hilton Food Group PLC	1,332,217	11,873
Morinaga & Co. Ltd.	223,300	12,801
The Hain Celestial Group, Inc. (b)	159,200	7,118
The J.M. Smucker Co.	87,400	10,654
		74,522
Household Products - 3.5%
Kimberly-Clark Corp.	279,500	34,423
Procter & Gamble Co.	2,742,797	249,101
		283,524
Personal Products - 0.2%
Unilever NV (NY Reg.)	353,500	20,563
Tobacco - 0.3%
British American Tobacco PLC sponsored ADR	335,693	20,988

TOTAL CONSUMER STAPLES		814,366

ENERGY - 10.6%
Energy Equipment & Services - 0.8%
Baker Hughes, a GE Co. Class A	401,600	14,815
Halliburton Co.	466,400	19,794
Schlumberger Ltd.	487,000	33,408
		68,017
Oil, Gas & Consumable Fuels - 9.8%
Anadarko Petroleum Corp.	614,432	28,061
Apache Corp.	496,301	24,557
Chevron Corp.	916,672	100,091
ConocoPhillips Co.	2,524,300	114,527
Energy Transfer Equity LP	147,200	2,601
EQT Midstream Partners LP	19,800	1,539
Exxon Mobil Corp.	206,300	16,512
Golar LNG Ltd.	271,100	6,455
Imperial Oil Ltd.	519,300	14,903
Kinder Morgan, Inc.	2,455,800	50,172
Legacy Reserves LP (b)	1,845,900	2,363
MPLX LP	669,311	24,329
Suncor Energy, Inc.	2,894,200	94,411
The Williams Companies, Inc.	5,264,543	167,307
Williams Partners LP	3,460,469	143,367
		791,195

TOTAL ENERGY		859,212

FINANCIALS - 26.0%
Banks - 13.7%
Bank of America Corp. (c)	6,018,400	145,164
Comerica, Inc.	436,172	31,540
Huntington Bancshares, Inc.	657,468	8,711
JPMorgan Chase & Co. (c)	4,335,282	397,979
KeyCorp(c)	2,479,116	44,723
Lakeland Financial Corp.	357,600	16,450
Lloyds Banking Group PLC	12,478,000	10,788
M&T Bank Corp.	530,778	86,596
Regions Financial Corp. (c)	3,140,100	45,845
Standard Chartered PLC (United Kingdom) (b)	1,432,566	16,004
SunTrust Banks, Inc.	1,200,400	68,771
U.S. Bancorp	1,911,722	100,901
Wells Fargo & Co. (c)	2,413,050	130,160
		1,103,632
Capital Markets - 7.2%
Apollo Global Management LLC Class A	170,100	4,780
Ares Capital Corp.	958,774	15,714
Ares Management LP	216,615	4,007
AURELIUS AG (a)	159,270	9,386
KKR & Co. LP	6,800,465	131,793
Morgan Stanley (c)	1,382,831	64,855
S&P Global, Inc.	127,300	19,552
State Street Corp.	1,531,999	142,828
The Blackstone Group LP	5,377,632	179,882
TPG Specialty Lending, Inc.	372,293	7,729
Virtu Financial, Inc. Class A (a)	245,800	4,068
		584,594
Consumer Finance - 0.2%
Capital One Financial Corp.	191,600	16,512
Insurance - 4.4%
American International Group, Inc.	124,900	8,175
Chubb Ltd.	1,343,400	196,754
Marsh & McLennan Companies, Inc.	143,200	11,165
MetLife, Inc. (c)	1,737,438	95,559
Prudential Financial, Inc. (c)	383,677	43,444
		355,097
Mortgage Real Estate Investment Trusts - 0.1%
KKR Real Estate Finance Trust, Inc.	434,244	8,902
Thrifts & Mortgage Finance - 0.4%
Radian Group, Inc.	1,698,834	29,594

TOTAL FINANCIALS		2,098,331

HEALTH CARE - 10.4%
Biotechnology - 1.4%
Amgen, Inc.	523,300	91,321
Gilead Sciences, Inc.	324,900	24,722
		116,043
Health Care Equipment & Supplies - 2.6%
Dentsply Sirona, Inc.	375,100	23,267
Hoya Corp.	469,200	26,498
Medtronic PLC	1,963,256	164,855
		214,620
Health Care Providers & Services - 0.0%
HealthSouth Corp.	3	0
Pharmaceuticals - 6.4%
Astellas Pharma, Inc.	1,918,500	24,433
Bristol-Myers Squibb Co.	542,100	30,845
GlaxoSmithKline PLC	4,397,300	87,537
Johnson & Johnson	1,998,748	265,274
Merck & Co., Inc.	508,500	32,483
Pfizer, Inc.	902,579	29,930
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,359,900	43,748
		514,250

TOTAL HEALTH CARE		844,913

INDUSTRIALS - 8.5%
Aerospace & Defense - 2.5%
General Dynamics Corp.	238,900	46,903
Raytheon Co.	199,300	34,234
United Technologies Corp.	1,049,620	124,453
		205,590
Air Freight & Logistics - 1.9%
C.H. Robinson Worldwide, Inc.	125,556	8,236
PostNL NV	5,594,400	26,491
United Parcel Service, Inc. Class B	1,102,973	121,647
		156,374
Airlines - 0.3%
Allegiant Travel Co.	25,100	3,244
Copa Holdings SA Class A	150,100	18,832
		22,076
Commercial Services & Supplies - 0.7%
KAR Auction Services, Inc.	1,115,700	46,904
Mears Group PLC	198,400	1,293
Waste Connection, Inc. (Canada) (b)	174,445	11,338
		59,535
Electrical Equipment - 0.8%
AMETEK, Inc.	124,600	7,673
Eaton Corp. PLC	520,700	40,745
Regal Beloit Corp.	151,200	12,603
		61,021
Industrial Conglomerates - 2.2%
General Electric Co.	5,698,955	145,950
Roper Technologies, Inc.	138,000	32,079
		178,029
Machinery - 0.1%
Allison Transmission Holdings, Inc.	199,300	7,534

TOTAL INDUSTRIALS		690,159

INFORMATION TECHNOLOGY - 10.2%
Communications Equipment - 3.5%
Cisco Systems, Inc.	9,108,386	286,459
Electronic Equipment & Components - 0.9%
Dell Technologies, Inc. (b)	482,303	30,998
TE Connectivity Ltd.	470,032	37,786
		68,784
IT Services - 1.4%
First Data Corp. Class A (b)	4,432,936	82,719
Leidos Holdings, Inc.	76,800	4,104
Paychex, Inc. (c)	487,257	28,188
		115,011
Semiconductors & Semiconductor Equipment - 2.2%
KLA-Tencor Corp.	50,400	4,669
Maxim Integrated Products, Inc.	806,200	36,634
Qualcomm, Inc.	2,089,416	111,136
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	650,500	23,392
		175,831
Software - 1.5%
Micro Focus International PLC	1,788,200	52,684
Microsoft Corp.	961,916	69,931
		122,615
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.	306,700	45,615
Inventec Corp.	13,096,000	10,467
		56,082

TOTAL INFORMATION TECHNOLOGY		824,782

MATERIALS - 1.8%
Chemicals - 1.2%
LyondellBasell Industries NV Class A	387,500	34,910
Potash Corp. of Saskatchewan, Inc.	738,900	13,216
The Dow Chemical Co.	740,200	47,550
		95,676
Containers & Packaging - 0.6%
WestRock Co.	869,100	49,904

TOTAL MATERIALS		145,580

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.3%
American Tower Corp.	155,100	21,145
Cousins Properties, Inc.	1,777,200	16,332
Crown Castle International Corp.	379,800	38,200
Duke Realty Corp.	728,600	20,831
First Potomac Realty Trust	1,790,125	19,924
Piedmont Office Realty Trust, Inc. Class A	995,900	20,924
Public Storage	145,200	29,849
Sabra Health Care REIT, Inc.	256,800	5,958
Ventas, Inc.	242,503	16,333
		189,496
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.8%
AT&T, Inc. (c)	3,019,089	117,744
Verizon Communications, Inc.	3,821,360	184,954
		302,698
Wireless Telecommunication Services - 0.1%
KDDI Corp.	354,800	9,401

TOTAL TELECOMMUNICATION SERVICES		312,099

UTILITIES - 5.4%
Electric Utilities - 4.8%
American Electric Power Co., Inc.	145,482	10,262
Duke Energy Corp.	318,600	27,119
Entergy Corp.	603,400	46,293
Exelon Corp.	4,323,900	165,778
PPL Corp.	2,044,600	78,370
Southern Co.	830,277	39,795
Xcel Energy, Inc.	424,500	20,083
		387,700
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	361,600	4,043
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	1,085,000	30,586
Public Service Enterprise Group, Inc.	397,400	17,871
		48,457

TOTAL UTILITIES		440,200

TOTAL COMMON STOCKS
(Cost $6,137,949)		7,894,350

Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.0%
Banks - 0.0%
Wells Fargo & Co. 7.50%	850	1,133
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Allergan PLC 5.50%	1,800	1,609
Teva Pharmaceutical Industries Ltd. 7%	2,000	1,158
		2,767
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Crown Castle International Corp. Series A 6.875% (b)	1,800	1,914
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. Series A 5.50%	20,500	2,056
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $6,726)		7,870
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.2%
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
DISH Network Corp. 2.375% 3/15/24 (d)	4,115	4,393
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 9.5% 4/15/19 pay-in-kind	2,626	1,845
Chesapeake Energy Corp. 5.5% 9/15/26 (d)	1,380	1,304
Scorpio Tankers, Inc. 2.375% 7/1/19 (d)	4,355	3,898
		7,047
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Twitter, Inc. 1% 9/15/21	5,068	4,631

TOTAL CONVERTIBLE BONDS		16,071

Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (d)	2,085	2,325
TOTAL CORPORATE BONDS
(Cost $18,132)		18,396

Preferred Securities - 0.1%
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
General Electric Co. 5%(e)(f)
(Cost $4,158)	3,955	4,193
	Shares	Value (000s)

Other - 0.2%
Other - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (g)(h)
(Cost $15,119)	15,119,286	15,119

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 1.11% (i)	146,202,919	146,232
Fidelity Securities Lending Cash Central Fund 1.11% (i)(j)	43,874,863	43,879
TOTAL MONEY MARKET FUNDS
(Cost $190,110)		190,111
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $6,372,194)		8,130,039
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(44,147)
NET ASSETS - 100%		$8,085,892

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)	Value (000s)
Call Options
AT&T, Inc.	9/15/17 - $40.00	7,628	$329	$(278)
Bank of America Corp.	8/18/17 - $26.00	15,227	233	(23)
JPMorgan Chase & Co.	8/18/17 - $92.50	9,646	445	(758)
KeyCorp	9/15/17 - $20.00	6,912	131	(24)
MetLife, Inc.	9/15/17 - $55.00	5,424	358	(719)
Morgan Stanley	9/15/17 - $46.00	4,048	255	(761)
Paychex, Inc.	9/15/17 - $60.00	1,196	110	(75)
Prudential Financial, Inc.	9/15/17 - $115.00	1,314	160	(279)
Regions Financial Corp.	8/18/17 - $15.00	7,947	302	(107)
Wells Fargo & Co.	9/15/17 - $57.50	6,102	372	(76)
TOTAL WRITTEN OPTIONS			$2,695	$(3,100)

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $282,627,000.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,920,000 or 0.1% of net assets.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,119,000 or 0.2% of net assets.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 11/4/16	$15,119

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,144
Fidelity Securities Lending Cash Central Fund	283
Total	$1,427

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$675,212	$675,212	$--	$--
Consumer Staples	814,366	814,366	--	--
Energy	859,212	859,212	--	--
Financials	2,099,464	2,087,543	11,921	--
Health Care	847,680	732,943	114,737	--
Industrials	690,159	690,159	--	--
Information Technology	824,782	824,782	--	--
Materials	145,580	145,580	--	--
Real Estate	191,410	189,496	1,914	--
Telecommunication Services	314,155	302,698	11,457	--
Utilities	440,200	440,200	--	--
Corporate Bonds	18,396	--	18,396	--
Preferred Securities	4,193	--	4,193	--
Other	15,119	--	--	15,119
Money Market Funds	190,111	190,111	--	--
Total Investments in Securities:	$8,130,039	$7,952,302	$162,618	$15,119
Derivative Instruments:
Liabilities
Written Options	$(3,100)	$(3,100)	$--	$--
Total Liabilities	$(3,100)	$(3,100)	$--	$--
Total Derivative Instruments:	$(3,100)	$(3,100)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Written Options(a)	$0	$(3,100)
Total Equity Risk	0	(3,100)
Total Value of Derivatives	$0	$(3,100)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.4%
Switzerland	2.9%
United Kingdom	2.6%
Ireland	2.6%
Canada	1.7%
Netherlands	1.5%
Japan	1.3%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		July 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $42,547) — See accompanying schedule: Unaffiliated issuers (cost $6,182,084)	$7,939,928
Fidelity Central Funds (cost $190,110)	190,111
Total Investments (cost $6,372,194)		$8,130,039
Restricted cash		298
Receivable for fund shares sold		2,514
Dividends receivable		13,096
Interest receivable		207
Distributions receivable from Fidelity Central Funds		206
Other receivables		1,144
Total assets		8,147,504
Liabilities
Payable for fund shares redeemed	$9,562
Accrued management fee	2,982
Written options, at value (premium received $2,695)	3,100
Other affiliated payables	976
Other payables and accrued expenses	1,114
Collateral on securities loaned	43,878
Total liabilities		61,612
Net Assets		$8,085,892
Net Assets consist of:
Paid in capital		$6,260,193
Distributions in excess of net investment income		(11,409)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		79,676
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,757,432
Net Assets		$8,085,892
Equity-Income:
Net Asset Value, offering price and redemption price per share ($6,183,510 ÷ 103,101 shares)		$59.98
Class K:
Net Asset Value, offering price and redemption price per share ($1,902,382 ÷ 31,738 shares)		$59.94

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended July 31, 2017 (Unaudited)
Investment Income
Dividends		$133,818
Interest		723
Income from Fidelity Central Funds		1,427
Total income		135,968
Expenses
Management fee	$18,792
Transfer agent fees	5,465
Accounting and security lending fees	614
Custodian fees and expenses	79
Independent trustees' fees and expenses	17
Appreciation in deferred trustee compensation account	1
Registration fees	67
Audit	44
Legal	21
Interest	8
Miscellaneous	41
Total expenses before reductions	25,149
Expense reductions	(76)	25,073
Net investment income (loss)		110,895
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	75,941
Fidelity Central Funds	56
Foreign currency transactions	21
Written options	6,544
Total net realized gain (loss)		82,562
Change in net unrealized appreciation (depreciation) on: Investment securities	269,167
Assets and liabilities in foreign currencies	49
Written options	(132)
Total change in net unrealized appreciation (depreciation)		269,084
Net gain (loss)		351,646
Net increase (decrease) in net assets resulting from operations		$462,541

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2017 (Unaudited)	Year ended January 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$110,895	$184,281
Net realized gain (loss)	82,562	140,772
Change in net unrealized appreciation (depreciation)	269,084	1,412,050
Net increase (decrease) in net assets resulting from operations	462,541	1,737,103
Distributions to shareholders from net investment income	(69,956)	(204,416)
Distributions to shareholders from net realized gain	(74,111)	(163,868)
Total distributions	(144,067)	(368,284)
Share transactions - net increase (decrease)	(709,429)	(289,881)
Total increase (decrease) in net assets	(390,955)	1,078,938
Net Assets
Beginning of period	8,476,847	7,397,909
End of period	$8,085,892	$8,476,847
Other Information
Distributions in excess of net investment income end of period	$(11,409)	$(52,348)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Equity-Income Fund

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$57.76	$48.57	$57.26	$56.69	$49.72	$42.77
Income from Investment Operations
Net investment income (loss)A	.77	1.22	1.43	2.00B	1.26	1.32
Net realized and unrealized gain (loss)	2.46	10.43	(3.91)C	2.87	6.99	6.95
Total from investment operations	3.23	11.65	(2.48)	4.87	8.25	8.27
Distributions from net investment income	(.50)	(1.36)	(1.71)D	(1.60)	(1.28)	(1.32)
Distributions from net realized gain	(.51)	(1.10)	(4.51)D	(2.70)	–	–
Total distributions	(1.01)	(2.46)	(6.21)E	(4.30)	(1.28)	(1.32)
Net asset value, end of period	$59.98	$57.76	$48.57	$57.26	$56.69	$49.72
Total ReturnF,G	5.63%	24.42%	(4.89)%C	8.53%	16.72%	19.63%
Ratios to Average Net AssetsH,I
Expenses before reductions	.62%J	.63%	.64%	.63%	.64%	.67%
Expenses net of fee waivers, if any	.62%J	.63%	.64%	.63%	.64%	.67%
Expenses net of all reductions	.62%J	.62%	.63%	.63%	.64%	.66%
Net investment income (loss)	2.60%J	2.27%	2.55%	3.30%B	2.30%	2.89%
Supplemental Data
Net assets, end of period (in millions)	$6,184	$6,686	$5,752	$6,686	$6,842	$6,401
Portfolio turnover rateK	14%J	36%	46%L	40%	43%	43%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.48 per share. Excluding these non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.51%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.13 per share. Excluding these litigation proceeds, the total return would have been (5.12)%

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $6.21 per share is comprised of distributions from net investment income of $1.709 and distributions from net realized gain of $4.505 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Equity-Income Fund Class K

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$57.73	$48.55	$57.25	$56.67	$49.70	$42.76
Income from Investment Operations
Net investment income (loss)A	.80	1.28	1.50	2.07B	1.33	1.38
Net realized and unrealized gain (loss)	2.45	10.42	(3.92)C	2.88	6.99	6.95
Total from investment operations	3.25	11.70	(2.42)	4.95	8.32	8.33
Distributions from net investment income	(.53)	(1.42)	(1.78)D	(1.67)	(1.35)	(1.39)
Distributions from net realized gain	(.51)	(1.10)	(4.51)D	(2.70)	–	–
Total distributions	(1.04)	(2.52)	(6.28)E	(4.37)	(1.35)	(1.39)
Net asset value, end of period	$59.94	$57.73	$48.55	$57.25	$56.67	$49.70
Total ReturnF,G	5.67%	24.56%	(4.78)%C	8.68%	16.87%	19.78%
Ratios to Average Net AssetsH,I
Expenses before reductions	.51%J	.52%	.52%	.52%	.52%	.53%
Expenses net of fee waivers, if any	.51%J	.52%	.52%	.52%	.52%	.53%
Expenses net of all reductions	.51%J	.51%	.51%	.51%	.52%	.52%
Net investment income (loss)	2.71%J	2.39%	2.67%	3.41%B	2.42%	3.03%
Supplemental Data
Net assets, end of period (in millions)	$1,902	$1,791	$1,646	$2,272	$2,480	$2,276
Portfolio turnover rateK	14%J	36%	46%L	40%	43%	43%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.48 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.63%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.13 per share. Excluding these litigation proceeds, the total return would have been (5.01)%

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $6.28 per share is comprised of distributions from net investment income of $1.777 and distributions from net realized gain of $4.505 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Equity-Income Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, contingent interest, equity-debt classifications, certain conversion ratio adjustments, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$2,033,098
Gross unrealized depreciation	(308,526)
Net unrealized appreciation (depreciation) on securities	$1,724,572
Tax cost	$6,405,467

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $15,417 in this Subsidiary, representing .19% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded and OTC written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options".

During the period, the Fund recognized net realized gain (loss) of $6,544 and a change in net unrealized appreciation (depreciation) of $(132) related to its investment in written options. This amount is included in the Statement of Operations.

The following is a summary of the Fund's written options activity:

	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	109	$7,943
Options Opened	84	3,263
Options Exercised	(19)	(1,967)
Options Closed	–	–
Options Expired	(109)	(6,544)
Outstanding at end of period	65	$2,695

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $563,543 and $1,021,927, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Equity Income. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Equity-Income	$5,026.15
Class K	439.05
	$5,465

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$68,549	1.10%	$8

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,419. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $283, including $31 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $36 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $39.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2017	Year ended January 31, 2017
From net investment income
Equity-Income	$53,548	$158,629
Class K	16,408	45,787
Total	$69,956	$204,416
From net realized gain
Equity-Income	$58,311	$127,710
Class K	15,800	36,158
Total	$74,111	$163,868

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2017	Year ended January 31, 2017	Six months ended July 31, 2017	Year ended January 31, 2017
Equity-Income
Shares sold	4,854	12,430	$286,120	$670,860
Reinvestment of distributions	1,794	5,024	105,591	271,182
Shares redeemed	(19,305)	(20,110)	(1,139,547)	(1,087,701)
Net increase (decrease)	(12,657)	(2,656)	$(747,836)	$(145,659)
Class K
Shares sold	5,954	9,202	$347,368	$506,412
Reinvestment of distributions	547	1,517	32,208	81,945
Shares redeemed	(5,790)	(13,599)	(341,169)	(732,579)
Net increase (decrease)	711	(2,880)	$38,407	$(144,222)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2017 to July 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During Period-B February 1, 2017 to July 31, 2017
Equity-Income	.62%
Actual		$1,000.00	$1,056.30	$3.16
Hypothetical-C		$1,000.00	$1,021.72	$3.11
Class K	.51%
Actual		$1,000.00	$1,056.70	$2.60
Hypothetical-C		$1,000.00	$1,022.27	$2.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Equity-Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Equity-Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Equity-Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board noted that, in 2014, the Board and the boards of other Fidelity funds formed the ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity Flex℠ Funds Fidelity Flex℠ Large Cap Value Fund Semi-Annual Report July 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2017

% of fund's net assets
Berkshire Hathaway, Inc. Class B	4.3
Wells Fargo & Co.	3.9
Johnson & Johnson	2.4
Procter & Gamble Co.	2.4
Chubb Ltd.	2.0
Suncor Energy, Inc.	2.0
Goldman Sachs Group, Inc.	2.0
Cisco Systems, Inc.	1.9
AT&T, Inc.	1.9
ConocoPhillips Co.	1.9
24.7

Top Five Market Sectors as of July 31, 2017

% of fund's net assets
Financials	25.0
Health Care	12.9
Energy	10.4
Consumer Staples	8.7
Information Technology	7.8

Asset Allocation (% of fund's net assets)

As of July 31, 2017 *
Stocks	94.1%
Short-Term Investments and Net Other Assets (Liabilities)	5.9%

 * Foreign investments - 9.7%

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value
CONSUMER DISCRETIONARY - 6.8%
Auto Components - 0.5%
Delphi Automotive PLC	192	$17,361
Diversified Consumer Services - 0.4%
ServiceMaster Global Holdings, Inc. (a)	266	11,693
Hotels, Restaurants & Leisure - 0.3%
Wyndham Worldwide Corp.	82	8,558
Household Durables - 0.7%
Whirlpool Corp.	118	20,990
Internet & Direct Marketing Retail - 0.5%
Liberty Interactive Corp. QVC Group Series A (a)	708	16,950
Leisure Products - 0.2%
Mattel, Inc.	406	8,128
Media - 3.3%
Liberty Broadband Corp. Class C (a)	312	30,944
The Walt Disney Co.	198	21,766
Time Warner, Inc.	249	25,503
Twenty-First Century Fox, Inc. Class A	841	24,473
		102,686
Multiline Retail - 0.6%
Target Corp.	336	19,041
Textiles, Apparel & Luxury Goods - 0.3%
PVH Corp.	89	10,617

TOTAL CONSUMER DISCRETIONARY		216,024

CONSUMER STAPLES - 8.7%
Beverages - 0.8%
Molson Coors Brewing Co. Class B	276	24,558
Food & Staples Retailing - 2.4%
Kroger Co.	877	21,504
Wal-Mart Stores, Inc.	197	15,758
Walgreens Boots Alliance, Inc.	459	37,028
		74,290
Food Products - 2.3%
Mondelez International, Inc.	375	16,508
The J.M. Smucker Co.	192	23,405
The Kraft Heinz Co.	373	32,623
		72,536
Household Products - 2.4%
Procter & Gamble Co.	842	76,470
Tobacco - 0.8%
Philip Morris International, Inc.	218	25,443

TOTAL CONSUMER STAPLES		273,297

ENERGY - 10.4%
Energy Equipment & Services - 1.4%
Baker Hughes, a GE Co. Class A	796	29,364
Dril-Quip, Inc. (a)	302	13,469
		42,833
Oil, Gas & Consumable Fuels - 9.0%
Cabot Oil & Gas Corp.	1,012	25,168
Cenovus Energy, Inc.	2,949	24,765
Cheniere Energy, Inc. (a)	424	19,165
Chevron Corp.	414	45,205
ConocoPhillips Co.	1,274	57,801
Phillips 66 Co.	388	32,495
Suncor Energy, Inc.	1,929	62,926
Valero Energy Corp.	238	16,415
		283,940

TOTAL ENERGY		326,773

FINANCIALS - 25.0%
Banks - 8.6%
CIT Group, Inc.	503	23,968
Citigroup, Inc.	560	38,332
First Citizen Bancshares, Inc.	63	23,185
PNC Financial Services Group, Inc.	157	20,222
Popular, Inc.	129	5,436
U.S. Bancorp	693	36,577
Wells Fargo & Co.	2,272	122,552
		270,272
Capital Markets - 3.4%
Cowen Group, Inc. Class A (a)	829	13,264
Fortress Investment Group LLC	401	3,208
Franklin Resources, Inc.	242	10,837
Goldman Sachs Group, Inc.	272	61,290
Interactive Brokers Group, Inc.	468	18,743
		107,342
Consumer Finance - 3.4%
Ally Financial, Inc.	1,322	29,930
Discover Financial Services	344	20,963
Synchrony Financial	1,884	57,123
		108,016
Diversified Financial Services - 4.4%
Berkshire Hathaway, Inc. Class B (a)	774	135,423
Donnelley Financial Solutions, Inc. (a)	139	3,225
		138,648
Insurance - 4.4%
AFLAC, Inc.	372	29,667
Chubb Ltd.	433	63,417
Kansas City Life Insurance Co.	164	8,200
National Western Life Group, Inc.	29	9,761
Torchmark Corp.	326	25,744
		136,789
Mortgage Real Estate Investment Trusts - 0.3%
Resource Capital Corp.	832	8,528
Thrifts & Mortgage Finance - 0.5%
Meridian Bancorp, Inc. Maryland	852	15,038

TOTAL FINANCIALS		784,633

HEALTH CARE - 12.9%
Biotechnology - 2.6%
Alexion Pharmaceuticals, Inc. (a)	63	8,652
Amgen, Inc.	252	43,977
Biogen, Inc. (a)	29	8,398
Gilead Sciences, Inc.	249	18,946
Shire PLC sponsored ADR	13	2,178
		82,151
Health Care Equipment & Supplies - 1.8%
Danaher Corp.	311	25,343
Medtronic PLC	355	29,809
		55,152
Health Care Providers & Services - 1.4%
Aetna, Inc.	129	19,906
Capital Senior Living Corp. (a)	483	6,665
Cigna Corp.	72	12,496
Humana, Inc.	20	4,624
		43,691
Pharmaceuticals - 7.1%
Bristol-Myers Squibb Co.	115	6,544
Jazz Pharmaceuticals PLC (a)	248	38,095
Johnson & Johnson	581	77,110
Merck & Co., Inc.	865	55,256
Pfizer, Inc.	1,418	47,021
		224,026

TOTAL HEALTH CARE		405,020

INDUSTRIALS - 7.2%
Aerospace & Defense - 1.3%
Raytheon Co.	97	16,662
United Technologies Corp.	192	22,765
		39,427
Airlines - 0.8%
American Airlines Group, Inc.	477	24,060
Construction & Engineering - 0.7%
AECOM (a)	697	22,234
Electrical Equipment - 1.1%
AMETEK, Inc.	226	13,917
Fortive Corp.	175	11,330
Sensata Technologies Holding BV (a)	213	9,611
		34,858
Industrial Conglomerates - 2.0%
General Electric Co.	2,147	54,985
Honeywell International, Inc.	62	8,439
		63,424
Road & Rail - 0.8%
CSX Corp.	171	8,437
Norfolk Southern Corp.	97	10,920
Union Pacific Corp.	69	7,104
		26,461
Trading Companies & Distributors - 0.5%
HD Supply Holdings, Inc. (a)	527	17,122

TOTAL INDUSTRIALS		227,586

INFORMATION TECHNOLOGY - 7.8%
Communications Equipment - 2.1%
Cisco Systems, Inc.	1,906	59,944
CommScope Holding Co., Inc. (a)	130	4,781
Juniper Networks, Inc.	87	2,432
		67,157
Electronic Equipment & Components - 0.4%
Dell Technologies, Inc. (a)	181	11,633
Internet Software & Services - 0.7%
Akamai Technologies, Inc. (a)	165	7,778
Alphabet, Inc. Class A (a)	16	15,128
		22,906
IT Services - 1.6%
Amdocs Ltd.	457	30,697
Cognizant Technology Solutions Corp. Class A	108	7,487
Leidos Holdings, Inc.	225	12,024
		50,208
Semiconductors & Semiconductor Equipment - 1.1%
Qualcomm, Inc.	616	32,765
Software - 1.5%
Oracle Corp.	734	36,649
SS&C Technologies Holdings, Inc.	279	10,814
		47,463
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.	90	13,386

TOTAL INFORMATION TECHNOLOGY		245,518

MATERIALS - 2.6%
Chemicals - 2.2%
E.I. du Pont de Nemours & Co.	370	30,418
Eastman Chemical Co.	147	12,225
LyondellBasell Industries NV Class A	173	15,586
Westlake Chemical Corp.	164	11,539
		69,768
Containers & Packaging - 0.4%
Ball Corp.	305	12,780

TOTAL MATERIALS		82,548

REAL ESTATE - 3.5%
Equity Real Estate Investment Trusts (REITs) - 2.9%
American Tower Corp.	58	7,907
Colony NorthStar, Inc.	1,049	15,357
Forest City Realty Trust, Inc. Class A	627	15,286
General Growth Properties, Inc.	321	7,258
NorthStar Realty Europe Corp.	1,205	15,557
Quality Care Properties, Inc. (a)	413	6,947
Safety Income and Growth, Inc.	789	14,675
Seritage Growth Properties	144	6,735
		89,722
Real Estate Management & Development - 0.6%
Consolidated-Tomoka Land Co.	183	10,146
Jones Lang LaSalle, Inc.	64	8,142
		18,288

TOTAL REAL ESTATE		108,010

TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	1,518	59,202
Verizon Communications, Inc.	735	35,574
		94,776
Wireless Telecommunication Services - 0.1%
KDDI Corp.	145	3,842

TOTAL TELECOMMUNICATION SERVICES		98,618

UTILITIES - 5.7%
Electric Utilities - 3.8%
Alliant Energy Corp.	377	15,280
Exelon Corp.	575	22,046
NextEra Energy, Inc.	229	33,455
PG&E Corp.	372	25,181
Xcel Energy, Inc.	474	22,425
		118,387
Independent Power and Renewable Electricity Producers - 0.6%
NRG Energy, Inc.	300	7,386
The AES Corp.	993	11,102
		18,488
Multi-Utilities - 1.3%
CMS Energy Corp.	375	17,340
Sempra Energy	214	24,184
		41,524

TOTAL UTILITIES		178,399

TOTAL COMMON STOCKS
(Cost $2,928,430)		2,946,426

Nonconvertible Preferred Stocks - 0.4%
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Equity Lifestyle Properties, Inc. Series C, 6.75%
(Cost $14,337)	556	14,067

Money Market Funds - 4.7%
Fidelity Cash Central Fund, 1.11% (b)
(Cost $148,025)	147,995	148,025
TOTAL INVESTMENT PORTFOLIO - 98.8%
(Cost $3,090,792)		3,108,518
NET OTHER ASSETS (LIABILITIES) - 1.2%		36,966
NET ASSETS - 100%		$3,145,484

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$344
Total	$344

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$216,024	$216,024	$--	$--
Consumer Staples	273,297	273,297	--	--
Energy	326,773	326,773	--	--
Financials	784,633	784,633	--	--
Health Care	405,020	405,020	--	--
Industrials	227,586	227,586	--	--
Information Technology	245,518	245,518	--	--
Materials	82,548	82,548	--	--
Real Estate	122,077	122,077	--	--
Telecommunication Services	98,618	94,776	3,842	--
Utilities	178,399	178,399	--	--
Money Market Funds	148,025	148,025	--	--
Total Investments in Securities:	$3,108,518	$3,104,676	$3,842	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,942,767)	$2,960,493
Fidelity Central Funds (cost $148,025)	148,025
Total Investments (cost $3,090,792)		$3,108,518
Cash		34,448
Receivable for investments sold		18,622
Receivable for fund shares sold		93
Dividends receivable		2,406
Distributions receivable from Fidelity Central Funds		218
Other receivables		3
Total assets		3,164,308
Liabilities
Payable for investments purchased	$18,275
Payable for fund shares redeemed	549
Total liabilities		18,824
Net Assets		$3,145,484
Net Assets consist of:
Paid in capital		$3,108,486
Undistributed net investment income		15,907
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,365
Net unrealized appreciation (depreciation) on investments		17,726
Net Assets, for 309,310 shares outstanding		$3,145,484
Net Asset Value, offering price and redemption price per share ($3,145,484 ÷ 309,310 shares)		$10.17

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period March 7, 2017 (commencement of operations) to July 31, 2017 (Unaudited)
Investment Income
Dividends		$9,265
Special dividends		6,300
Income from Fidelity Central Funds		344
Total income		15,909
Expenses
Independent trustees' fees and expenses	$1
Miscellaneous	1
Total expenses		2
Net investment income (loss)		15,907
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,518
Foreign currency transactions	(153)
Total net realized gain (loss)		3,365
Change in net unrealized appreciation (depreciation) on investment securities		17,726
Net gain (loss)		21,091
Net increase (decrease) in net assets resulting from operations		$36,998

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period March 7, 2017 (commencement of operations) to July 31, 2017 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,907
Net realized gain (loss)	3,365
Change in net unrealized appreciation (depreciation)	17,726
Net increase (decrease) in net assets resulting from operations	36,998
Share transactions
Proceeds from sales of shares	3,270,007
Cost of shares redeemed	(161,521)
Net increase (decrease) in net assets resulting from share transactions	3,108,486
Total increase (decrease) in net assets	3,145,484
Net Assets
Beginning of period	–
End of period	$3,145,484
Other Information
Undistributed net investment income end of period	$15,907
Shares
Sold	325,461
Redeemed	(16,151)
Net increase (decrease)	309,310

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Flex Large Cap Value Fund

Six months ended (Unaudited) July 31,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.12C
Net realized and unrealized gain (loss)	.05
Total from investment operations	.17
Net asset value, end of period	$10.17
Total ReturnD,E	1.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I
Expenses net of fee waivers, if any	- %H,I
Expenses net of all reductions	- %H,I
Net investment income (loss)	2.34%C,H
Supplemental Data
Net assets, end of period (000 omitted)	$3,145
Portfolio turnover rateJ	19%K

 A For the period March 7, 2017 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been 1.85%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2017

1. Organization.

Fidelity Flex Large Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$74,795
Gross unrealized depreciation	(59,159)
Net unrealized appreciation (depreciation) on securities	$15,636
Tax cost	$3,092,882

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,194,789 and $255,498, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $101 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 32% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 7, 2017 to July 31, 2017). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (February 1, 2017 to July 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value July 31, 2017	Expenses Paid During Period
Actual	- %B	$1,000.00	$1,017.00	$--C
Hypothetical-D		$1,000.00	$1,024.79	$--E

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Amounts represent less than .005%.

 C Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 147/365 (to reflect the period March 7, 2017 to July 31, 2017).

 D 5% return per year before expenses

 E Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Large Cap Value Fund

On January 18, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting,training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio  ..The Board noted that the fund is available exclusively to retirement plans offered through certain Fidelity fee-based programs. The Board considered that while the fund does not pay a management fee, FMR is indirectly compensated for its services out of the program fee. The Board noted that FMR pays all operating expenses, with certain limited exceptions, on behalf of the fund. Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted, however, that because the fund pays no advisory fees and FMR bears most expenses of the fund, economies of scale cannot be realized by the fund.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ZXU-SANN-0917
1.9881562.100

Fidelity Flex℠ Funds Fidelity Flex℠ Mid Cap Value Fund Semi-Annual Report July 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2017

% of fund's net assets
Sempra Energy	2.0
Synchrony Financial	1.9
Xcel Energy, Inc.	1.9
Edison International	1.7
Discover Financial Services	1.7
Colony NorthStar, Inc.	1.4
CIT Group, Inc.	1.3
Jazz Pharmaceuticals PLC	1.2
FNF Group	1.2
Equity Lifestyle Properties, Inc.	1.1
15.4

Top Five Market Sectors as of July 31, 2017

% of fund's net assets
Financials	16.7
Real Estate	12.7
Industrials	11.8
Consumer Discretionary	11.7
Utilities	8.8

Asset Allocation (% of fund's net assets)

As of July 31, 2017*
Stocks	96.5%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	3.4%

 * Foreign investments - 15.2%

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 1.4%
Delphi Automotive PLC	140	$12,659
Magna International, Inc. Class A (sub. vtg.)	65	3,100
The Goodyear Tire & Rubber Co.	172	5,420
		21,179
Diversified Consumer Services - 1.1%
Houghton Mifflin Harcourt Co. (a)	646	7,720
Service Corp. International	181	6,286
ServiceMaster Global Holdings, Inc. (a)	72	3,165
		17,171
Hotels, Restaurants & Leisure - 1.2%
U.S. Foods Holding Corp. (a)	237	6,672
Wyndham Worldwide Corp.	111	11,585
		18,257
Household Durables - 1.3%
D.R. Horton, Inc.	83	2,962
Newell Brands, Inc.	64	3,374
PulteGroup, Inc.	126	3,077
Techtronic Industries Co. Ltd.	1,226	5,454
Whirlpool Corp.	28	4,981
		19,848
Internet & Direct Marketing Retail - 1.0%
Liberty Interactive Corp. QVC Group:
(Venture Group) Series A (a)	121	7,330
Series A (a)	288	6,895
		14,225
Leisure Products - 1.1%
Mattel, Inc.	611	12,232
Vista Outdoor, Inc. (a)	149	3,440
		15,672
Media - 3.3%
DISH Network Corp. Class A (a)	71	4,546
Grupo Televisa SA de CV (CPO) sponsored ADR	176	4,685
Liberty Broadband Corp. Class C (a)	78	7,736
Liberty Global PLC Class C (a)	262	8,586
Live Nation Entertainment, Inc. (a)	141	5,255
Omnicom Group, Inc.	37	2,913
Sinclair Broadcast Group, Inc. Class A	168	6,056
Tegna, Inc.	239	3,544
Twenty-First Century Fox, Inc.:
Class A	135	3,929
Class B	96	2,754
		50,004
Specialty Retail - 0.9%
AutoZone, Inc. (a)	12	6,478
Sally Beauty Holdings, Inc. (a)	78	1,578
Signet Jewelers Ltd.	94	5,749
		13,805
Textiles, Apparel & Luxury Goods - 0.4%
Gildan Activewear, Inc.	40	1,205
PVH Corp.	38	4,533
		5,738

TOTAL CONSUMER DISCRETIONARY		175,899

CONSUMER STAPLES - 4.7%
Beverages - 1.4%
Cott Corp.	781	12,121
Molson Coors Brewing Co. Class B	100	8,898
		21,019
Food & Staples Retailing - 0.2%
Walgreens Boots Alliance, Inc.	20	1,613
Whole Foods Market, Inc.	25	1,044
		2,657
Food Products - 2.5%
Bunge Ltd.	31	2,430
Darling International, Inc. (a)	599	9,746
Lamb Weston Holdings, Inc.	120	5,278
Nomad Foods Ltd. (a)	467	6,655
Pinnacle Foods, Inc.	15	891
The J.M. Smucker Co.	79	9,630
Tyson Foods, Inc. Class A	56	3,548
		38,178
Personal Products - 0.6%
Coty, Inc. Class A	434	8,888

TOTAL CONSUMER STAPLES		70,742

ENERGY - 7.1%
Energy Equipment & Services - 1.6%
Baker Hughes, a GE Co.	320	11,805
C&J Energy Services, Inc. (a)	55	1,779
Dril-Quip, Inc. (a)	131	5,843
Halliburton Co.	39	1,655
Odfjell Drilling A/S (a)	400	1,084
TechnipFMC PLC (a)	46	1,313
		23,479
Oil, Gas & Consumable Fuels - 5.5%
Anadarko Petroleum Corp.	46	2,101
Boardwalk Pipeline Partners, LP	651	10,898
Cabot Oil & Gas Corp.	226	5,621
Cenovus Energy, Inc.	821	6,895
Cheniere Energy, Inc. (a)	112	5,062
Diamondback Energy, Inc. (a)	41	3,931
Energen Corp. (a)	63	3,357
Enterprise Products Partners LP	121	3,291
EQT Corp.	183	11,657
GasLog Ltd.	225	4,106
Lundin Petroleum AB	315	7,167
Marathon Petroleum Corp.	119	6,663
Newfield Exploration Co. (a)	89	2,557
Phillips 66 Co.	40	3,350
Plains GP Holdings LP Class A	119	3,253
WPX Energy, Inc. (a)	321	3,460
		83,369

TOTAL ENERGY		106,848

FINANCIALS - 16.7%
Banks - 4.0%
CIT Group, Inc.	396	18,869
PNC Financial Services Group, Inc.	75	9,660
U.S. Bancorp	294	15,517
Wells Fargo & Co.	288	15,535
		59,581
Capital Markets - 2.9%
Apollo Global Management LLC Class A	280	7,868
Ares Capital Corp.	104	1,705
Brookfield Asset Management, Inc. Class A	23	895
Franklin Resources, Inc.	186	8,329
KKR & Co. LP	266	5,155
Legg Mason, Inc.	259	10,363
The Blackstone Group LP	236	7,894
Waddell & Reed Financial, Inc. Class A	80	1,654
		43,863
Consumer Finance - 5.1%
Ally Financial, Inc.	278	6,294
American Express Co.	3	256
Capital One Financial Corp.	112	9,652
Discover Financial Services	407	24,803
OneMain Holdings, Inc. (a)	275	7,354
Synchrony Financial	936	28,380
		76,739
Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc. Class B (a)	69	12,073
Donnelley Financial Solutions, Inc. (a)	78	1,810
Leucadia National Corp.	79	2,056
		15,939
Insurance - 3.4%
AFLAC, Inc.	57	4,546
Chubb Ltd.	81	11,863
Fairfax Financial Holdings Ltd. (sub. vtg.)	2	954
FNF Group	365	17,834
Greenlight Capital Re, Ltd. (a)	100	2,140
Reinsurance Group of America, Inc.	59	8,272
Torchmark Corp.	81	6,397
		52,006
Mortgage Real Estate Investment Trusts - 0.2%
MFA Financial, Inc.	440	3,736

TOTAL FINANCIALS		251,864

HEALTH CARE - 6.9%
Biotechnology - 1.0%
Amgen, Inc.	36	6,282
United Therapeutics Corp. (a)	66	8,474
		14,756
Health Care Equipment & Supplies - 0.3%
Teleflex, Inc.	2	414
Zimmer Biomet Holdings, Inc.	37	4,489
		4,903
Health Care Providers & Services - 3.1%
Aetna, Inc.	37	5,709
Cardinal Health, Inc.	42	3,245
DaVita HealthCare Partners, Inc. (a)	39	2,526
Envision Healthcare Corp. (a)	160	9,029
Laboratory Corp. of America Holdings (a)	76	12,077
McKesson Corp.	25	4,047
Molina Healthcare, Inc. (a)	7	468
Patterson Companies, Inc.	27	1,126
Quest Diagnostics, Inc.	30	3,249
Universal Health Services, Inc. Class B	43	4,766
		46,242
Life Sciences Tools & Services - 0.3%
ICON PLC (a)	47	4,933
Pharmaceuticals - 2.2%
Endo International PLC (a)	517	5,697
Jazz Pharmaceuticals PLC (a)	117	17,972
Mallinckrodt PLC (a)	41	1,878
Mylan N.V. (a)	57	2,222
Teva Pharmaceutical Industries Ltd. sponsored ADR	162	5,212
		32,981

TOTAL HEALTH CARE		103,815

INDUSTRIALS - 11.8%
Aerospace & Defense - 2.0%
Aerojet Rocketdyne Holdings, Inc. (a)	425	9,966
Huntington Ingalls Industries, Inc.	4	824
KLX, Inc. (a)	109	5,659
Rockwell Collins, Inc.	57	6,072
Rolls-Royce Holdings PLC	271	3,175
Ultra Electronics Holdings PLC	137	3,790
		29,486
Airlines - 1.6%
Air Canada (a)	336	5,344
American Airlines Group, Inc.	321	16,191
Southwest Airlines Co.	24	1,332
United Continental Holdings, Inc. (a)	23	1,557
		24,424
Building Products - 0.2%
Allegion PLC	31	2,518
Commercial Services & Supplies - 0.9%
IWG PLC	1,624	7,028
KAR Auction Services, Inc.	151	6,348
		13,376
Construction & Engineering - 1.5%
AECOM (a)	460	14,674
Arcadis NV	250	5,116
Astaldi SpA	406	2,706
		22,496
Electrical Equipment - 0.6%
AMETEK, Inc.	64	3,941
Fortive Corp.	40	2,590
Sensata Technologies Holding BV (a)	67	3,023
		9,554
Machinery - 1.2%
Allison Transmission Holdings, Inc.	257	9,715
SPX Flow, Inc. (a)	82	2,908
WABCO Holdings, Inc. (a)	44	6,053
		18,676
Road & Rail - 1.2%
Avis Budget Group, Inc. (a)	232	7,141
CSX Corp.	33	1,628
Norfolk Southern Corp.	15	1,689
Swift Transporation Co. (a)	281	7,166
		17,624
Trading Companies & Distributors - 2.6%
AerCap Holdings NV (a)	221	10,851
Ashtead Group PLC	284	6,104
Fortress Transportation & Infrastructure Investors LLC	120	2,023
HD Supply Holdings, Inc. (a)	269	8,740
MRC Global, Inc. (a)	35	572
Nexeo Solutions, Inc. (a)	376	3,132
WESCO International, Inc. (a)	159	8,149
		39,571

TOTAL INDUSTRIALS		177,725

INFORMATION TECHNOLOGY - 7.3%
Communications Equipment - 0.7%
CommScope Holding Co., Inc. (a)	301	11,071
Electronic Equipment & Components - 1.5%
Avnet, Inc.	43	1,650
Cardtronics PLC	84	2,629
Jabil, Inc.	364	11,102
TE Connectivity Ltd.	89	7,155
		22,536
Internet Software & Services - 0.2%
Alphabet, Inc. Class A (a)	3	2,837
IT Services - 4.4%
Amdocs Ltd.	179	12,023
Cognizant Technology Solutions Corp. Class A	146	10,121
DXC Technology Co.	202	15,833
EVERTEC, Inc.	303	5,409
First Data Corp. Class A (a)	346	6,456
Leidos Holdings, Inc.	148	7,909
Total System Services, Inc.	126	7,996
		65,747
Semiconductors & Semiconductor Equipment - 0.5%
Qualcomm, Inc.	139	7,393

TOTAL INFORMATION TECHNOLOGY		109,584

MATERIALS - 8.1%
Chemicals - 4.4%
Axalta Coating Systems (a)	161	5,072
Celanese Corp. Class A	32	3,077
CF Industries Holdings, Inc.	291	8,541
E.I. du Pont de Nemours & Co.	80	6,577
Eastman Chemical Co.	134	11,143
FMC Corp.	27	2,062
LyondellBasell Industries NV Class A	90	8,108
Monsanto Co.	12	1,402
PPG Industries, Inc.	37	3,894
The Chemours Co. LLC	148	7,046
Westlake Chemical Corp.	137	9,639
		66,561
Construction Materials - 0.6%
Eagle Materials, Inc.	94	8,845
Containers & Packaging - 2.4%
Avery Dennison Corp.	25	2,323
Ball Corp.	296	12,402
Berry Global Group, Inc. (a)	105	5,888
Graphic Packaging Holding Co.	644	8,494
Sealed Air Corp.	161	7,005
		36,112
Metals & Mining - 0.7%
Alcoa Corp.	46	1,674
Freeport-McMoRan, Inc. (a)	196	2,866
Randgold Resources Ltd. sponsored ADR	26	2,416
Steel Dynamics, Inc.	94	3,329
		10,285

TOTAL MATERIALS		121,803

REAL ESTATE - 12.7%
Equity Real Estate Investment Trusts (REITs) - 11.4%
American Tower Corp.	119	16,223
AvalonBay Communities, Inc.	35	6,732
Boston Properties, Inc.	44	5,320
Colony NorthStar, Inc.	1,426	20,877
Corporate Office Properties Trust (SBI)	245	8,156
Douglas Emmett, Inc.	238	9,106
Equinix, Inc.	11	4,958
Equity Commonwealth (a)	9	284
Equity Lifestyle Properties, Inc.	186	16,238
Equity Residential (SBI)	100	6,806
Essex Property Trust, Inc.	50	13,085
Extra Space Storage, Inc.	150	11,925
Forest City Realty Trust, Inc. Class A	240	5,851
iStar Financial, Inc. (a)	659	7,875
Lamar Advertising Co. Class A	75	5,293
National Retail Properties, Inc.	204	8,156
Outfront Media, Inc.	428	9,788
Public Storage	9	1,850
Quality Care Properties, Inc. (a)	4	67
Safety Income and Growth, Inc.	12	223
SBA Communications Corp. Class A (a)	3	413
Simon Property Group, Inc.	7	1,110
VEREIT, Inc.	398	3,307
Welltower, Inc.	49	3,596
WP Glimcher, Inc.	478	4,312
		171,551
Real Estate Management & Development - 1.3%
CBRE Group, Inc. (a)	291	11,055
Kennedy Wilson Europe Real Estate PLC	78	1,176
Realogy Holdings Corp.	231	7,669
		19,900

TOTAL REAL ESTATE		191,451

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Iridium Communications, Inc. (a)	148	1,473
Level 3 Communications, Inc. (a)	155	9,095
		10,568
UTILITIES - 8.8%
Electric Utilities - 5.1%
Alliant Energy Corp.	125	5,066
Edison International	321	25,256
Exelon Corp.	82	3,144
NextEra Energy, Inc.	32	4,675
PG&E Corp.	154	10,424
Xcel Energy, Inc.	589	27,866
		76,431
Independent Power and Renewable Electricity Producers - 1.0%
NRG Energy, Inc.	172	4,235
The AES Corp.	943	10,543
		14,778
Multi-Utilities - 2.7%
CMS Energy Corp.	116	5,364
DTE Energy Co.	55	5,888
Sempra Energy	268	30,288
		41,540

TOTAL UTILITIES		132,749

TOTAL COMMON STOCKS
(Cost $1,435,507)		1,453,048
	Principal Amount	Value

Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cobalt International Energy, Inc. 2.625% 12/1/19 (Cost $1,384)	5,000	1,450
	Shares	Value

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 1.11% (b)
(Cost $5,778)	5,777	5,778
TOTAL INVESTMENT PORTFOLIO - 97.0%
(Cost $1,442,669)		1,460,276
NET OTHER ASSETS (LIABILITIES) - 3.0%		45,116
NET ASSETS - 100%		$1,505,392

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$142
Total	$142

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$175,899	$175,899	$--	$--
Consumer Staples	70,742	70,742	--	--
Energy	106,848	106,848	--	--
Financials	251,864	251,864	--	--
Health Care	103,815	103,815	--	--
Industrials	177,725	174,550	3,175	--
Information Technology	109,584	109,584	--	--
Materials	121,803	121,803	--	--
Real Estate	191,451	191,451	--	--
Telecommunication Services	10,568	10,568	--	--
Utilities	132,749	132,749	--	--
Corporate Bonds	1,450	--	1,450	--
Money Market Funds	5,778	5,778	--	--
Total Investments in Securities:	$1,460,276	$1,455,651	$4,625	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.8%
Ireland	2.2%
Canada	2.1%
Netherlands	1.9%
United Kingdom	1.7%
Bailiwick of Jersey	1.6%
Switzerland	1.3%
Others (Individually Less Than 1%)	4.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,436,891)	$1,454,498
Fidelity Central Funds (cost $5,778)	5,778
Total Investments (cost $1,442,669)		$1,460,276
Cash		48,053
Receivable for investments sold		25,969
Receivable for fund shares sold		55
Dividends receivable		557
Interest receivable		22
Distributions receivable from Fidelity Central Funds		63
Total assets		1,534,995
Liabilities
Payable for investments purchased	$29,297
Payable for fund shares redeemed	306
Total liabilities		29,603
Net Assets		$1,505,392
Net Assets consist of:
Paid in capital		$1,477,346
Undistributed net investment income		6,812
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,624
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		17,610
Net Assets, for 144,552 shares outstanding		$1,505,392
Net Asset Value, offering price and redemption price per share ($1,505,392 ÷ 144,552 shares)		$10.41

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period March 8, 2017 (commencement of operations) to July 31, 2017 (Unaudited)
Investment Income
Dividends		$3,963
Special dividends		2,590
Interest		118
Income from Fidelity Central Funds		142
Total income		6,813
Expenses
Independent trustees' fees and expenses	$1
Miscellaneous	1
Total expenses before reductions	2
Expense reductions	(1)	1
Net investment income (loss)		6,812
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,592
Foreign currency transactions	32
Total net realized gain (loss)		3,624
Change in net unrealized appreciation (depreciation) on: Investment securities	17,607
Assets and liabilities in foreign currencies	3
Total change in net unrealized appreciation (depreciation)		17,610
Net gain (loss)		21,234
Net increase (decrease) in net assets resulting from operations		$28,046

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period March 8, 2017 (commencement of operations) to July 31, 2017 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,812
Net realized gain (loss)	3,624
Change in net unrealized appreciation (depreciation)	17,610
Net increase (decrease) in net assets resulting from operations	28,046
Share transactions
Proceeds from sales of shares	1,588,884
Cost of shares redeemed	(111,538)
Net increase (decrease) in net assets resulting from share transactions	1,477,346
Total increase (decrease) in net assets	1,505,392
Net Assets
Beginning of period	–
End of period	$1,505,392
Other Information
Undistributed net investment income end of period	$6,812
Shares
Sold	155,438
Redeemed	(10,886)
Net increase (decrease)	144,552

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Flex Mid Cap Value Fund

Six months ended (Unaudited) July 31,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.11C
Net realized and unrealized gain (loss)	.30
Total from investment operations	.41
Net asset value, end of period	$10.41
Total ReturnD,E	4.10%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I
Expenses net of fee waivers, if any	- %H,I
Expenses net of all reductions	- %H,I
Net investment income (loss)	2.07%C,H
Supplemental Data
Net assets, end of period (000 omitted)	$1,505
Portfolio turnover rateJ	58%K

 A For the period March 8, 2017 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been 1.66%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2017

1. Organization.

Fidelity Flex Mid Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$40,756
Gross unrealized depreciation	(27,200)
Net unrealized appreciation (depreciation) on securities	$13,556
Tax cost	$1,446,720

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,835,123 and $399,558, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $78 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment advisor or its affiliates were the owners of record of 35% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 8, 2017 to July 31, 2017). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (February 1, 2017 to July 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value July 31, 2017	Expenses Paid During Period
Actual	- %B	$1,000.00	$1,041.00	$--C
Hypothetical-D		$1,000.00	$1,024.79	$--E

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Amounts represent less than .005%.

 C Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 146/365 (to reflect the period March 8, 2017 to July 31, 2017).

 D 5% return per year before expenses

 E Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Mid Cap Value Fund

On January 18, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio  ..The Board noted that the fund is available exclusively to retirement plans offered through certain Fidelity fee-based programs. The Board considered that while the fund does not pay a management fee, FMR is indirectly compensated for its services out of the program fee. The Board noted that FMR pays all operating expenses, with certain limited exceptions, on behalf of the fund. Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted, however, that because the fund pays no advisory fees and FMR bears most expenses of the fund, economies of scale cannot be realized by the fund.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ZMV-SANN-0917
1.9881566.100

Fidelity Advisor® Mid Cap Value Fund -
Class A, Class M (formerly Class T), Class C, Class I and Class Z

Semi-Annual Report

July 31, 2017

Class A, Class M, Class C, Class I and Class Z are classes of Fidelity® Mid Cap Value Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Discover Financial Services	2.8	2.8
Synchrony Financial	2.7	2.6
Xcel Energy, Inc.	2.6	1.1
Realogy Holdings Corp.	2.4	0.0
CBRE Group, Inc.	2.3	0.4
Williams-Sonoma, Inc.	2.3	0.0
American Tower Corp.	2.3	2.8
CenterPoint Energy, Inc.	2.2	0.4
FNF Group	2.0	2.6
Allison Transmission Holdings, Inc.	1.9	1.8
	23.5

Top Five Market Sectors as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.3	19.2
Real Estate	15.1	12.7
Consumer Discretionary	11.7	8.1
Industrials	11.5	11.2
Utilities	10.8	10.5

Asset Allocation (% of fund's net assets)

As of July 31, 2017 *
Stocks	97.4%
Short-Term Investments and Net Other Assets (Liabilities)	2.6%

 * Foreign investments - 7.4%

As of January 31, 2017 *
Stocks	96.2%
Convertible Securities	0.5%
Short-Term Investments and Net Other Assets (Liabilities)	3.3%

 * Foreign investments - 13.4%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 2.8%
Lear Corp.	242,000	$35,861,980
Tenneco, Inc.	441,600	24,420,480
The Goodyear Tire & Rubber Co.	933,000	29,398,830
		89,681,290
Hotels, Restaurants & Leisure - 1.3%
Wyndham Worldwide Corp.	386,900	40,380,753
Household Durables - 3.4%
D.R. Horton, Inc.	1,547,800	55,240,982
Whirlpool Corp.	298,400	53,079,392
		108,320,374
Media - 0.7%
Interpublic Group of Companies, Inc.	1,056,100	22,822,321
Specialty Retail - 2.3%
Williams-Sonoma, Inc. (a)	1,578,800	73,303,684
Textiles, Apparel & Luxury Goods - 1.2%
Michael Kors Holdings Ltd. (b)	1,030,300	37,544,132

TOTAL CONSUMER DISCRETIONARY		372,052,554

CONSUMER STAPLES - 4.4%
Food Products - 4.4%
Campbell Soup Co.	789,200	41,693,436
Ingredion, Inc.	353,744	43,623,710
Tyson Foods, Inc. Class A	875,300	55,459,008
		140,776,154
ENERGY - 6.9%
Energy Equipment & Services - 1.1%
Baker Hughes, a GE Co.	380,300	14,029,267
Oceaneering International, Inc.	130,121	3,337,604
TechnipFMC PLC (b)	589,125	16,813,628
		34,180,499
Oil, Gas & Consumable Fuels - 5.8%
Cabot Oil & Gas Corp.	1,159,400	28,834,278
Devon Energy Corp.	1,750,100	58,295,831
Marathon Petroleum Corp.	485,500	27,183,145
Teekay LNG Partners LP	592,917	11,176,485
Tesoro Corp.	391,500	38,965,995
World Fuel Services Corp.	700,800	22,663,872
		187,119,606

TOTAL ENERGY		221,300,105

FINANCIALS - 20.3%
Banks - 1.6%
East West Bancorp, Inc.	868,200	49,470,036
Capital Markets - 3.0%
Ameriprise Financial, Inc.	263,700	38,204,856
Federated Investors, Inc. Class B (non-vtg.)	882,198	25,433,768
Lazard Ltd. Class A	699,900	32,692,329
		96,330,953
Consumer Finance - 5.5%
Discover Financial Services	1,477,000	90,008,381
Synchrony Financial	2,868,000	86,957,760
		176,966,141
Insurance - 8.2%
Allstate Corp.	280,576	25,532,416
Everest Re Group Ltd.	126,500	33,192,335
First American Financial Corp.	790,800	38,282,628
FNF Group	1,287,600	62,912,136
Lincoln National Corp.	557,400	40,723,644
Reinsurance Group of America, Inc.	428,900	60,131,780
		260,774,939
Mortgage Real Estate Investment Trusts - 2.0%
Agnc Investment Corp.	1,338,300	28,345,194
Chimera Investment Corp.	549,583	10,343,152
MFA Financial, Inc.	3,134,803	26,614,477
		65,302,823

TOTAL FINANCIALS		648,844,892

HEALTH CARE - 6.5%
Biotechnology - 1.6%
United Therapeutics Corp. (b)	398,300	51,141,720
Health Care Providers & Services - 4.9%
Laboratory Corp. of America Holdings (b)	289,800	46,052,118
Quest Diagnostics, Inc.	505,520	54,752,871
Universal Health Services, Inc. Class B	484,200	53,663,886
		154,468,875

TOTAL HEALTH CARE		205,610,595

INDUSTRIALS - 11.5%
Aerospace & Defense - 1.0%
Spirit AeroSystems Holdings, Inc. Class A	522,600	31,580,718
Airlines - 1.2%
Copa Holdings SA Class A	196,134	24,606,972
JetBlue Airways Corp. (b)	647,500	14,199,675
		38,806,647
Building Products - 0.9%
Owens Corning	449,900	30,165,795
Electrical Equipment - 0.5%
Regal Beloit Corp.	184,107	15,345,318
Industrial Conglomerates - 0.7%
Carlisle Companies, Inc.	237,458	23,173,526
Machinery - 6.3%
Allison Transmission Holdings, Inc.	1,615,100	61,050,780
Crane Co.	344,700	26,024,850
Cummins, Inc.	290,200	48,724,580
Ingersoll-Rand PLC	364,800	32,058,624
Snap-On, Inc.	205,500	31,688,100
		199,546,934
Professional Services - 0.9%
Manpower, Inc.	276,700	29,648,405

TOTAL INDUSTRIALS		368,267,343

INFORMATION TECHNOLOGY - 4.7%
Communications Equipment - 2.8%
CommScope Holding Co., Inc. (b)	614,500	22,601,310
F5 Networks, Inc. (b)	194,600	23,497,950
Juniper Networks, Inc.	1,530,354	42,773,394
		88,872,654
Electronic Equipment & Components - 0.7%
TE Connectivity Ltd.	276,915	22,261,197
IT Services - 0.3%
Amdocs Ltd.	71,645	4,812,395
Cognizant Technology Solutions Corp. Class A	73,400	5,088,088
		9,900,483
Technology Hardware, Storage & Peripherals - 0.9%
NetApp, Inc.	641,000	27,832,220

TOTAL INFORMATION TECHNOLOGY		148,866,554

MATERIALS - 4.9%
Chemicals - 2.3%
Celanese Corp. Class A	154,500	14,858,265
Eastman Chemical Co.	406,900	33,837,804
LyondellBasell Industries NV Class A	298,100	26,855,829
		75,551,898
Containers & Packaging - 1.6%
Graphic Packaging Holding Co.	1,868,800	24,649,472
Owens-Illinois, Inc. (b)	1,080,700	25,828,730
		50,478,202
Metals & Mining - 1.0%
Steel Dynamics, Inc.	891,900	31,582,179

TOTAL MATERIALS		157,612,279

REAL ESTATE - 15.1%
Equity Real Estate Investment Trusts (REITs) - 9.2%
American Tower Corp.	535,057	72,944,321
Equity Lifestyle Properties, Inc.	354,700	30,965,310
Lamar Advertising Co. Class A	446,400	31,502,448
Mack-Cali Realty Corp.	1,400,916	36,760,036
Omega Healthcare Investors, Inc. (a)	1,099,800	34,742,682
Ventas, Inc.	613,500	41,319,225
Welltower, Inc.	597,200	43,828,508
		292,062,530
Real Estate Management & Development - 5.9%
CBRE Group, Inc. (b)	1,939,400	73,677,806
Jones Lang LaSalle, Inc.	307,000	39,056,540
Realogy Holdings Corp.	2,303,900	76,489,480
		189,223,826

TOTAL REAL ESTATE		481,286,356

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
CenturyLink, Inc. (a)	784,100	18,246,007
UTILITIES - 10.8%
Electric Utilities - 3.8%
Great Plains Energy, Inc.	1,248,100	38,516,366
Xcel Energy, Inc.	1,759,200	83,227,752
		121,744,118
Gas Utilities - 1.0%
UGI Corp.	626,900	31,639,643
Multi-Utilities - 6.0%
CenterPoint Energy, Inc.	2,502,800	70,553,932
CMS Energy Corp.	433,600	20,049,664
DTE Energy Co.	554,800	59,396,888
WEC Energy Group, Inc.	634,200	39,935,574
		189,936,058

TOTAL UTILITIES		343,319,819

TOTAL COMMON STOCKS
(Cost $2,856,984,870)		3,106,182,658

Money Market Funds - 5.0%
Fidelity Cash Central Fund, 1.11% (c)	58,558,760	58,570,472
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	102,676,550	102,686,817
TOTAL MONEY MARKET FUNDS
(Cost $161,253,969)		161,257,289
TOTAL INVESTMENT PORTFOLIO - 102.4%
(Cost $3,018,238,839)		3,267,439,947
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(77,116,911)
NET ASSETS - 100%		$3,190,323,036

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$267,941
Fidelity Securities Lending Cash Central Fund	31,902
Total	$299,843

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $101,210,575) — See accompanying schedule: Unaffiliated issuers (cost $2,856,984,870)	$3,106,182,658
Fidelity Central Funds (cost $161,253,969)	161,257,289
Total Investments (cost $3,018,238,839)		$3,267,439,947
Receivable for investments sold		43,710,811
Receivable for fund shares sold		1,889,336
Dividends receivable		2,248,219
Distributions receivable from Fidelity Central Funds		45,535
Other receivables		47,656
Total assets		3,315,381,504
Liabilities
Payable for investments purchased	$11,503,683
Payable for fund shares redeemed	8,866,735
Accrued management fee	1,198,678
Distribution and service plan fees payable	196,965
Other affiliated payables	579,552
Other payables and accrued expenses	37,833
Collateral on securities loaned	102,675,022
Total liabilities		125,058,468
Net Assets		$3,190,323,036
Net Assets consist of:
Paid in capital		$2,697,711,377
Undistributed net investment income		37,861,566
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		205,548,985
Net unrealized appreciation (depreciation) on investments		249,201,108
Net Assets		$3,190,323,036
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($241,292,087 ÷ 9,294,705 shares)		$25.96
Maximum offering price per share (100/94.25 of $25.96)		$27.54
Class M:
Net Asset Value and redemption price per share ($59,093,860 ÷ 2,288,694 shares)		$25.82
Maximum offering price per share (100/96.50 of $25.82)		$26.76
Class C:
Net Asset Value and offering price per share ($145,346,048 ÷ 5,787,320 shares)(a)		$25.11
Mid Cap Value:
Net Asset Value, offering price and redemption price per share ($2,322,372,779 ÷ 88,262,276 shares)		$26.31
Class I:
Net Asset Value, offering price and redemption price per share ($414,121,154 ÷ 15,858,081 shares)		$26.11
Class Z:
Net Asset Value, offering price and redemption price per share ($8,097,108 ÷ 309,888 shares)		$26.13

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2017 (Unaudited)
Investment Income
Dividends		$30,883,530
Special dividends		20,734,280
Interest		664,703
Income from Fidelity Central Funds		299,843
Total income		52,582,356
Expenses
Management fee
Basic fee	$8,981,764
Performance adjustment	(1,052,650)
Transfer agent fees	3,053,887
Distribution and service plan fees	1,217,018
Accounting and security lending fees	483,086
Custodian fees and expenses	33,103
Independent trustees' fees and expenses	6,512
Registration fees	91,262
Audit	34,931
Legal	5,582
Miscellaneous	16,032
Total expenses before reductions	12,870,527
Expense reductions	(125,814)	12,744,713
Net investment income (loss)		39,837,643
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	296,419,037
Redemptions in-kind with affiliated entities	5,708,374
Fidelity Central Funds	2,731
Foreign currency transactions	(7,484)
Total net realized gain (loss)		302,122,658
Change in net unrealized appreciation (depreciation) on: Investment securities	(206,781,758)
Assets and liabilities in foreign currencies	(348)
Total change in net unrealized appreciation (depreciation)		(206,782,106)
Net gain (loss)		95,340,552
Net increase (decrease) in net assets resulting from operations		$135,178,195

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2017 (Unaudited)	Year ended January 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$39,837,643	$46,401,043
Net realized gain (loss)	302,122,658	(11,738,163)
Change in net unrealized appreciation (depreciation)	(206,782,106)	627,289,140
Net increase (decrease) in net assets resulting from operations	135,178,195	661,952,020
Distributions to shareholders from net investment income	–	(41,087,101)
Share transactions - net increase (decrease)	(239,550,211)	(374,923,459)
Redemption fees	–	60,004
Total increase (decrease) in net assets	(104,372,016)	246,001,464
Net Assets
Beginning of period	3,294,695,052	3,048,693,588
End of period	$3,190,323,036	$3,294,695,052
Other Information
Undistributed net investment income end of period	$37,861,566	$–
Distributions in excess of net investment income end of period	$–	$(1,976,077)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Value Fund Class A

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$24.94	$20.52	$23.90	$21.78	$19.24	$15.87
Income from Investment Operations
Net investment income (loss)A	.28B	.29	.29	.24	.24	.20
Net realized and unrealized gain (loss)	.74	4.40	(2.57)	3.45	4.29	3.38
Total from investment operations	1.02	4.69	(2.28)	3.69	4.53	3.58
Distributions from net investment income	–	(.27)	(.28)	(.17)	(.19)	(.21)
Distributions from net realized gain	–	–	(.82)	(1.40)	(1.79)	–
Total distributions	–	(.27)	(1.10)	(1.57)	(1.99)C	(.21)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	–D
Net asset value, end of period	$25.96	$24.94	$20.52	$23.90	$21.78	$19.24
Total ReturnE,F,G	4.09%	22.87%	(9.83)%	17.32%	23.69%	22.73%
Ratios to Average Net AssetsH,I
Expenses before reductions	.99%J	1.01%	1.14%	1.15%	1.15%	1.15%
Expenses net of fee waivers, if any	.99%J	1.01%	1.14%	1.15%	1.15%	1.15%
Expenses net of all reductions	.98%J	1.00%	1.14%	1.15%	1.14%	1.12%
Net investment income (loss)	2.21%B,J	1.25%	1.21%	1.04%	1.11%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$241,292	$299,124	$277,462	$171,263	$67,826	$24,436
Portfolio turnover rateK	180%J,L	83%	83%	69%	169%	180%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .95%.

 C Total distributions of $1.99 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $1.793 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Value Fund Class M

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$24.84	$20.46	$23.81	$21.70	$19.21	$15.84
Income from Investment Operations
Net investment income (loss)A	.25B	.22	.22	.17	.18	.15
Net realized and unrealized gain (loss)	.73	4.38	(2.54)	3.44	4.27	3.38
Total from investment operations	.98	4.60	(2.32)	3.61	4.45	3.53
Distributions from net investment income	–	(.22)	(.21)	(.10)	(.17)	(.16)
Distributions from net realized gain	–	–	(.82)	(1.40)	(1.79)	–
Total distributions	–	(.22)	(1.03)	(1.50)	(1.96)	(.16)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$25.82	$24.84	$20.46	$23.81	$21.70	$19.21
Total ReturnD,E,F	3.95%	22.48%	(10.04)%	16.98%	23.32%	22.42%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.27%I	1.29%	1.42%	1.44%	1.42%	1.42%
Expenses net of fee waivers, if any	1.26%I	1.29%	1.42%	1.44%	1.42%	1.42%
Expenses net of all reductions	1.26%I	1.29%	1.42%	1.44%	1.41%	1.38%
Net investment income (loss)	1.94%B,I	.96%	.93%	.74%	.84%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$59,094	$60,761	$46,084	$40,752	$24,136	$8,358
Portfolio turnover rateJ	180%I,K	83%	83%	69%	169%	180%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .68%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Value Fund Class C

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$24.22	$19.95	$23.30	$21.31	$18.93	$15.65
Income from Investment Operations
Net investment income (loss)A	.18B	.11	.11	.07	.08	.07
Net realized and unrealized gain (loss)	.71	4.27	(2.49)	3.37	4.20	3.32
Total from investment operations	.89	4.38	(2.38)	3.44	4.28	3.39
Distributions from net investment income	–	(.11)	(.15)	(.06)	(.11)	(.11)
Distributions from net realized gain	–	–	(.81)	(1.39)	(1.79)	–
Total distributions	–	(.11)	(.97)C	(1.45)	(1.90)	(.11)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	–D
Net asset value, end of period	$25.11	$24.22	$19.95	$23.30	$21.31	$18.93
Total ReturnE,F,G	3.67%	21.97%	(10.52)%	16.48%	22.77%	21.73%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.73%J	1.76%	1.89%	1.89%	1.89%	1.91%
Expenses net of fee waivers, if any	1.73%J	1.76%	1.89%	1.89%	1.89%	1.91%
Expenses net of all reductions	1.72%J	1.75%	1.88%	1.89%	1.89%	1.87%
Net investment income (loss)	1.47%B,J	.50%	.47%	.29%	.36%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$145,346	$144,503	$130,636	$71,263	$25,177	$6,820
Portfolio turnover rateK	180%J,L	83%	83%	69%	169%	180%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%.

 C Total distributions of $.97 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.812 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Value Fund

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$25.24	$20.76	$24.15	$21.96	$19.37	$15.97
Income from Investment Operations
Net investment income (loss)A	.32B	.35	.36	.32	.32	.25
Net realized and unrealized gain (loss)	.75	4.46	(2.60)	3.49	4.31	3.41
Total from investment operations	1.07	4.81	(2.24)	3.81	4.63	3.66
Distributions from net investment income	–	(.33)	(.33)	(.22)	(.25)	(.26)
Distributions from net realized gain	–	–	(.82)	(1.40)	(1.79)	–
Total distributions	–	(.33)	(1.15)	(1.62)	(2.04)	(.26)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$26.31	$25.24	$20.76	$24.15	$21.96	$19.37
Total ReturnD,E	4.24%	23.19%	(9.58)%	17.75%	24.08%	23.07%
Ratios to Average Net AssetsF,G
Expenses before reductions	.70%H	.73%	.86%	.83%	.80%	.85%
Expenses net of fee waivers, if any	.70%H	.73%	.85%	.83%	.80%	.85%
Expenses net of all reductions	.69%H	.72%	.85%	.83%	.80%	.81%
Net investment income (loss)	2.50%B,H	1.53%	1.50%	1.36%	1.45%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$2,322,373	$2,426,359	$2,331,665	$2,691,765	$1,404,968	$638,425
Portfolio turnover rateI	180%H,J	83%	83%	69%	169%	180%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.24%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Value Fund Class I

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$25.05	$20.61	$24.00	$21.84	$19.29	$15.91
Income from Investment Operations
Net investment income (loss)A	.32B	.35	.35	.32	.31	.24
Net realized and unrealized gain (loss)	.74	4.43	(2.58)	3.47	4.28	3.40
Total from investment operations	1.06	4.78	(2.23)	3.79	4.59	3.64
Distributions from net investment income	–	(.34)	(.34)	(.23)	(.25)	(.26)
Distributions from net realized gain	–	–	(.82)	(1.40)	(1.79)	–
Total distributions	–	(.34)	(1.16)	(1.63)	(2.04)	(.26)
Redemption fees added to paid in capitalA,C	–	–C	–C	–C	–C	–C
Net asset value, end of period	$26.11	$25.05	$20.61	$24.00	$21.84	$19.29
Total ReturnD,E	4.23%	23.19%	(9.60)%	17.75%	23.98%	23.05%
Ratios to Average Net AssetsF,G
Expenses before reductions	.71%H	.73%	.87%	.85%	.85%	.89%
Expenses net of fee waivers, if any	.71%H	.73%	.86%	.85%	.85%	.89%
Expenses net of all reductions	.70%H	.73%	.86%	.85%	.85%	.85%
Net investment income (loss)	2.49%B,H	1.53%	1.49%	1.33%	1.40%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$414,121	$363,949	$261,686	$148,390	$26,277	$7,875
Portfolio turnover rateI	180%H,J	83%	83%	69%	169%	180%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Value Fund Class Z

Six months ended (Unaudited) July 31,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$25.03
Income from Investment Operations
Net investment income (loss)B	.33C
Net realized and unrealized gain (loss)	.77
Total from investment operations	1.10
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$26.13
Total ReturnD,E	4.39%
Ratios to Average Net AssetsF,G
Expenses before reductions	.57%H
Expenses net of fee waivers, if any	.57%H
Expenses net of all reductions	.56%H
Net investment income (loss)	2.63%C,H
Supplemental Data
Net assets, end of period (000 omitted)	$8,097
Portfolio turnover rateI	180%H,J

 A For the period February 1, 2017 (commencement of sale of shares) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.37%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2017

1. Organization.

Fidelity Mid Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The fund commenced sale of Class Z shares on February 01, 2017. The Fund offers Class A, Class M (formerly Class T), Class C, Mid Cap Value, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period February 1, 2016 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$289,182,926
Gross unrealized depreciation	(41,828,778)
Net unrealized appreciation (depreciation) on securities	$247,354,148
Tax cost	$3,020,085,799

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
No expiration
Short-term	$(70,401,023)

The fund intends to elect to defer to its next fiscal year $2,000,550 of ordinary losses recognized during the period January 1, 2017 to January 31, 2017.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $2,884,082,115 and $3,010,145,096, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Mid Cap Value as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .48% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Class I. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$316,190	$2,904
Class M	.25%	.25%	152,922	–
Class C	.75%	.25%	747,906	113,564
			$1,217,018	$116,468

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$38,394
Class M	6,236
Class C(a)	7,759
$52,389

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$273,141.22
Class M	74,363.24
Class C	155,364.21
Mid Cap Value	2,162,160.18
Class I	388,429.19
Class Z	430.05
	$3,053,887

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $153,667 for the period.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Redemptions In-Kind. During the period, 1,289,800 shares of the Fund held by an affiliated entity were redeemed in kind for investments and cash with a value of $33,895,947. The net realized gain of $5,708,374 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,402 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $31,902. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agree to reimburse a portion of the Fund's Class A, Class M, Class C, Mid Cap Value and Class I operating expenses. During the period, this reimbursement reduced expenses as follows:

Reimbursement
Class A	$1,245
Class M	314
Class C	774
Mid Cap Value	12,429
Class I	2,214
Total	$16,976

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $93,320 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $909.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $14,609.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2017	Year ended January 31, 2017
From net investment income
Class A	$–	$3,240,040
Class M	–	485,923
Class C	–	670,220
Mid Cap Value	–	31,956,186
Class I	–	4,734,732
Total	$–	$41,087,101

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2017(a)	Year ended January 31, 2017	Six months ended July 31, 2017(a)	Year ended January 31, 2017
Class A
Shares sold	1,250,493	4,061,771	$31,925,730	$92,401,738
Reinvestment of distributions	–	126,883	–	3,145,426
Shares redeemed	(3,948,863)	(5,714,824)	(101,079,466)	(130,944,178)
Net increase (decrease)	(2,698,370)	(1,526,170)	$(69,153,736)	$(35,397,014)
Class M
Shares sold	257,759	833,265	$6,558,663	$19,150,838
Reinvestment of distributions	–	19,366	–	478,331
Shares redeemed	(415,032)	(659,446)	(10,557,071)	(14,982,028)
Net increase (decrease)	(157,273)	193,185	$(3,998,408)	$4,647,141
Class B
Shares sold	–	2,126	$–	$42,739
Shares redeemed	–	(59,169)	–	(1,292,132)
Net increase (decrease)	–	(57,043)	$–	$(1,249,393)
Class C
Shares sold	795,711	1,618,271	$19,622,287	$35,957,291
Reinvestment of distributions	–	26,040	–	627,560
Shares redeemed	(975,025)	(2,224,436)	(24,112,854)	(49,614,483)
Net increase (decrease)	(179,314)	(580,125)	$(4,490,567)	$(13,029,632)
Mid Cap Value
Shares sold	5,901,981	16,140,186	$152,978,894	$372,060,966
Reinvestment of distributions	–	1,217,324	–	30,530,476
Shares redeemed	(13,758,576)(b)	(33,547,192)	(357,114,037)(b)	(774,130,054)
Net increase (decrease)	(7,856,595)	(16,189,682)	$(204,135,143)	$(371,538,612)
Class I
Shares sold	4,960,299	7,909,760	$127,472,503	$179,687,090
Reinvestment of distributions	–	178,757	–	4,451,059
Shares redeemed	(3,628,564)	(6,257,939)	(93,286,891)	(142,494,098)
Net increase (decrease)	1,331,735	1,830,578	$34,185,612	$41,644,051
Class Z
Shares sold	329,817	–	$8,558,950	$–
Shares redeemed	(19,929)	–	(516,919)	–
Net increase (decrease)	309,888	–	$8,042,031	$–

 (a) Share transactions for Class Z are for the period February 01, 2017 (commencement of sale of shares) to July 31, 2017.

 (b) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2017 to July 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During Period-B February 1, 2017 to July 31, 2017
Class A	.99%
Actual		$1,000.00	$1,040.90	$5.01
Hypothetical-C		$1,000.00	$1,019.89	$4.96
Class M	1.26%
Actual		$1,000.00	$1,039.50	$6.37
Hypothetical-C		$1,000.00	$1,018.55	$6.31
Class C	1.73%
Actual		$1,000.00	$1,036.70	$8.74
Hypothetical-C		$1,000.00	$1,016.22	$8.65
Mid Cap Value	.70%
Actual		$1,000.00	$1,042.40	$3.54
Hypothetical-C		$1,000.00	$1,021.32	$3.51
Class I	.71%
Actual		$1,000.00	$1,042.30	$3.60
Hypothetical-C		$1,000.00	$1,021.27	$3.56
Class Z	.57%
Actual		$1,000.00	$1,043.90	$2.89
Hypothetical-C		$1,000.00	$1,021.97	$2.86

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in June 2017.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Mid Cap Value Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Mid Cap Value Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in 2014, the Board and the boards of other Fidelity funds formed the ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and the retail class ranked below the competitive median for 2016 and the total expense ratio of Class M (formerly Class T) ranked above the competitive median for 2016. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Class M was above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

AMCV-SANN-0917
1.838443.108

Fidelity® Mid Cap Value Fund Semi-Annual Report July 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Discover Financial Services	2.8	2.8
Synchrony Financial	2.7	2.6
Xcel Energy, Inc.	2.6	1.1
Realogy Holdings Corp.	2.4	0.0
CBRE Group, Inc.	2.3	0.4
Williams-Sonoma, Inc.	2.3	0.0
American Tower Corp.	2.3	2.8
CenterPoint Energy, Inc.	2.2	0.4
FNF Group	2.0	2.6
Allison Transmission Holdings, Inc.	1.9	1.8
	23.5

Top Five Market Sectors as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.3	19.2
Real Estate	15.1	12.7
Consumer Discretionary	11.7	8.1
Industrials	11.5	11.2
Utilities	10.8	10.5

Asset Allocation (% of fund's net assets)

As of July 31, 2017 *
Stocks	97.4%
Short-Term Investments and Net Other Assets (Liabilities)	2.6%

 * Foreign investments - 7.4%

As of January 31, 2017*
Stocks	96.2%
Convertible Securities	0.5%
Short-Term Investments and Net Other Assets (Liabilities)	3.3%

 * Foreign investments - 13.4%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 2.8%
Lear Corp.	242,000	$35,861,980
Tenneco, Inc.	441,600	24,420,480
The Goodyear Tire & Rubber Co.	933,000	29,398,830
		89,681,290
Hotels, Restaurants & Leisure - 1.3%
Wyndham Worldwide Corp.	386,900	40,380,753
Household Durables - 3.4%
D.R. Horton, Inc.	1,547,800	55,240,982
Whirlpool Corp.	298,400	53,079,392
		108,320,374
Media - 0.7%
Interpublic Group of Companies, Inc.	1,056,100	22,822,321
Specialty Retail - 2.3%
Williams-Sonoma, Inc. (a)	1,578,800	73,303,684
Textiles, Apparel & Luxury Goods - 1.2%
Michael Kors Holdings Ltd. (b)	1,030,300	37,544,132

TOTAL CONSUMER DISCRETIONARY		372,052,554

CONSUMER STAPLES - 4.4%
Food Products - 4.4%
Campbell Soup Co.	789,200	41,693,436
Ingredion, Inc.	353,744	43,623,710
Tyson Foods, Inc. Class A	875,300	55,459,008
		140,776,154
ENERGY - 6.9%
Energy Equipment & Services - 1.1%
Baker Hughes, a GE Co.	380,300	14,029,267
Oceaneering International, Inc.	130,121	3,337,604
TechnipFMC PLC (b)	589,125	16,813,628
		34,180,499
Oil, Gas & Consumable Fuels - 5.8%
Cabot Oil & Gas Corp.	1,159,400	28,834,278
Devon Energy Corp.	1,750,100	58,295,831
Marathon Petroleum Corp.	485,500	27,183,145
Teekay LNG Partners LP	592,917	11,176,485
Tesoro Corp.	391,500	38,965,995
World Fuel Services Corp.	700,800	22,663,872
		187,119,606

TOTAL ENERGY		221,300,105

FINANCIALS - 20.3%
Banks - 1.6%
East West Bancorp, Inc.	868,200	49,470,036
Capital Markets - 3.0%
Ameriprise Financial, Inc.	263,700	38,204,856
Federated Investors, Inc. Class B (non-vtg.)	882,198	25,433,768
Lazard Ltd. Class A	699,900	32,692,329
		96,330,953
Consumer Finance - 5.5%
Discover Financial Services	1,477,000	90,008,381
Synchrony Financial	2,868,000	86,957,760
		176,966,141
Insurance - 8.2%
Allstate Corp.	280,576	25,532,416
Everest Re Group Ltd.	126,500	33,192,335
First American Financial Corp.	790,800	38,282,628
FNF Group	1,287,600	62,912,136
Lincoln National Corp.	557,400	40,723,644
Reinsurance Group of America, Inc.	428,900	60,131,780
		260,774,939
Mortgage Real Estate Investment Trusts - 2.0%
Agnc Investment Corp.	1,338,300	28,345,194
Chimera Investment Corp.	549,583	10,343,152
MFA Financial, Inc.	3,134,803	26,614,477
		65,302,823

TOTAL FINANCIALS		648,844,892

HEALTH CARE - 6.5%
Biotechnology - 1.6%
United Therapeutics Corp. (b)	398,300	51,141,720
Health Care Providers & Services - 4.9%
Laboratory Corp. of America Holdings (b)	289,800	46,052,118
Quest Diagnostics, Inc.	505,520	54,752,871
Universal Health Services, Inc. Class B	484,200	53,663,886
		154,468,875

TOTAL HEALTH CARE		205,610,595

INDUSTRIALS - 11.5%
Aerospace & Defense - 1.0%
Spirit AeroSystems Holdings, Inc. Class A	522,600	31,580,718
Airlines - 1.2%
Copa Holdings SA Class A	196,134	24,606,972
JetBlue Airways Corp. (b)	647,500	14,199,675
		38,806,647
Building Products - 0.9%
Owens Corning	449,900	30,165,795
Electrical Equipment - 0.5%
Regal Beloit Corp.	184,107	15,345,318
Industrial Conglomerates - 0.7%
Carlisle Companies, Inc.	237,458	23,173,526
Machinery - 6.3%
Allison Transmission Holdings, Inc.	1,615,100	61,050,780
Crane Co.	344,700	26,024,850
Cummins, Inc.	290,200	48,724,580
Ingersoll-Rand PLC	364,800	32,058,624
Snap-On, Inc.	205,500	31,688,100
		199,546,934
Professional Services - 0.9%
Manpower, Inc.	276,700	29,648,405

TOTAL INDUSTRIALS		368,267,343

INFORMATION TECHNOLOGY - 4.7%
Communications Equipment - 2.8%
CommScope Holding Co., Inc. (b)	614,500	22,601,310
F5 Networks, Inc. (b)	194,600	23,497,950
Juniper Networks, Inc.	1,530,354	42,773,394
		88,872,654
Electronic Equipment & Components - 0.7%
TE Connectivity Ltd.	276,915	22,261,197
IT Services - 0.3%
Amdocs Ltd.	71,645	4,812,395
Cognizant Technology Solutions Corp. Class A	73,400	5,088,088
		9,900,483
Technology Hardware, Storage & Peripherals - 0.9%
NetApp, Inc.	641,000	27,832,220

TOTAL INFORMATION TECHNOLOGY		148,866,554

MATERIALS - 4.9%
Chemicals - 2.3%
Celanese Corp. Class A	154,500	14,858,265
Eastman Chemical Co.	406,900	33,837,804
LyondellBasell Industries NV Class A	298,100	26,855,829
		75,551,898
Containers & Packaging - 1.6%
Graphic Packaging Holding Co.	1,868,800	24,649,472
Owens-Illinois, Inc. (b)	1,080,700	25,828,730
		50,478,202
Metals & Mining - 1.0%
Steel Dynamics, Inc.	891,900	31,582,179

TOTAL MATERIALS		157,612,279

REAL ESTATE - 15.1%
Equity Real Estate Investment Trusts (REITs) - 9.2%
American Tower Corp.	535,057	72,944,321
Equity Lifestyle Properties, Inc.	354,700	30,965,310
Lamar Advertising Co. Class A	446,400	31,502,448
Mack-Cali Realty Corp.	1,400,916	36,760,036
Omega Healthcare Investors, Inc. (a)	1,099,800	34,742,682
Ventas, Inc.	613,500	41,319,225
Welltower, Inc.	597,200	43,828,508
		292,062,530
Real Estate Management & Development - 5.9%
CBRE Group, Inc. (b)	1,939,400	73,677,806
Jones Lang LaSalle, Inc.	307,000	39,056,540
Realogy Holdings Corp.	2,303,900	76,489,480
		189,223,826

TOTAL REAL ESTATE		481,286,356

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
CenturyLink, Inc. (a)	784,100	18,246,007
UTILITIES - 10.8%
Electric Utilities - 3.8%
Great Plains Energy, Inc.	1,248,100	38,516,366
Xcel Energy, Inc.	1,759,200	83,227,752
		121,744,118
Gas Utilities - 1.0%
UGI Corp.	626,900	31,639,643
Multi-Utilities - 6.0%
CenterPoint Energy, Inc.	2,502,800	70,553,932
CMS Energy Corp.	433,600	20,049,664
DTE Energy Co.	554,800	59,396,888
WEC Energy Group, Inc.	634,200	39,935,574
		189,936,058

TOTAL UTILITIES		343,319,819

TOTAL COMMON STOCKS
(Cost $2,856,984,870)		3,106,182,658

Money Market Funds - 5.0%
Fidelity Cash Central Fund, 1.11% (c)	58,558,760	58,570,472
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	102,676,550	102,686,817
TOTAL MONEY MARKET FUNDS
(Cost $161,253,969)		161,257,289
TOTAL INVESTMENT PORTFOLIO - 102.4%
(Cost $3,018,238,839)		3,267,439,947
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(77,116,911)
NET ASSETS - 100%		$3,190,323,036

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$267,941
Fidelity Securities Lending Cash Central Fund	31,902
Total	$299,843

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $101,210,575) — See accompanying schedule: Unaffiliated issuers (cost $2,856,984,870)	$3,106,182,658
Fidelity Central Funds (cost $161,253,969)	161,257,289
Total Investments (cost $3,018,238,839)		$3,267,439,947
Receivable for investments sold		43,710,811
Receivable for fund shares sold		1,889,336
Dividends receivable		2,248,219
Distributions receivable from Fidelity Central Funds		45,535
Other receivables		47,656
Total assets		3,315,381,504
Liabilities
Payable for investments purchased	$11,503,683
Payable for fund shares redeemed	8,866,735
Accrued management fee	1,198,678
Distribution and service plan fees payable	196,965
Other affiliated payables	579,552
Other payables and accrued expenses	37,833
Collateral on securities loaned	102,675,022
Total liabilities		125,058,468
Net Assets		$3,190,323,036
Net Assets consist of:
Paid in capital		$2,697,711,377
Undistributed net investment income		37,861,566
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		205,548,985
Net unrealized appreciation (depreciation) on investments		249,201,108
Net Assets		$3,190,323,036
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($241,292,087 ÷ 9,294,705 shares)		$25.96
Maximum offering price per share (100/94.25 of $25.96)		$27.54
Class M:
Net Asset Value and redemption price per share ($59,093,860 ÷ 2,288,694 shares)		$25.82
Maximum offering price per share (100/96.50 of $25.82)		$26.76
Class C:
Net Asset Value and offering price per share ($145,346,048 ÷ 5,787,320 shares)(a)		$25.11
Mid Cap Value:
Net Asset Value, offering price and redemption price per share ($2,322,372,779 ÷ 88,262,276 shares)		$26.31
Class I:
Net Asset Value, offering price and redemption price per share ($414,121,154 ÷ 15,858,081 shares)		$26.11
Class Z:
Net Asset Value, offering price and redemption price per share ($8,097,108 ÷ 309,888 shares)		$26.13

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2017 (Unaudited)
Investment Income
Dividends		$30,883,530
Special dividends		20,734,280
Interest		664,703
Income from Fidelity Central Funds		299,843
Total income		52,582,356
Expenses
Management fee
Basic fee	$8,981,764
Performance adjustment	(1,052,650)
Transfer agent fees	3,053,887
Distribution and service plan fees	1,217,018
Accounting and security lending fees	483,086
Custodian fees and expenses	33,103
Independent trustees' fees and expenses	6,512
Registration fees	91,262
Audit	34,931
Legal	5,582
Miscellaneous	16,032
Total expenses before reductions	12,870,527
Expense reductions	(125,814)	12,744,713
Net investment income (loss)		39,837,643
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	296,419,037
Redemptions in-kind with affiliated entities	5,708,374
Fidelity Central Funds	2,731
Foreign currency transactions	(7,484)
Total net realized gain (loss)		302,122,658
Change in net unrealized appreciation (depreciation) on: Investment securities	(206,781,758)
Assets and liabilities in foreign currencies	(348)
Total change in net unrealized appreciation (depreciation)		(206,782,106)
Net gain (loss)		95,340,552
Net increase (decrease) in net assets resulting from operations		$135,178,195

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2017 (Unaudited)	Year ended January 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$39,837,643	$46,401,043
Net realized gain (loss)	302,122,658	(11,738,163)
Change in net unrealized appreciation (depreciation)	(206,782,106)	627,289,140
Net increase (decrease) in net assets resulting from operations	135,178,195	661,952,020
Distributions to shareholders from net investment income	–	(41,087,101)
Share transactions - net increase (decrease)	(239,550,211)	(374,923,459)
Redemption fees	–	60,004
Total increase (decrease) in net assets	(104,372,016)	246,001,464
Net Assets
Beginning of period	3,294,695,052	3,048,693,588
End of period	$3,190,323,036	$3,294,695,052
Other Information
Undistributed net investment income end of period	$37,861,566	$–
Distributions in excess of net investment income end of period	$–	$(1,976,077)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Value Fund Class A

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$24.94	$20.52	$23.90	$21.78	$19.24	$15.87
Income from Investment Operations
Net investment income (loss)A	.28B	.29	.29	.24	.24	.20
Net realized and unrealized gain (loss)	.74	4.40	(2.57)	3.45	4.29	3.38
Total from investment operations	1.02	4.69	(2.28)	3.69	4.53	3.58
Distributions from net investment income	–	(.27)	(.28)	(.17)	(.19)	(.21)
Distributions from net realized gain	–	–	(.82)	(1.40)	(1.79)	–
Total distributions	–	(.27)	(1.10)	(1.57)	(1.99)C	(.21)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	–D
Net asset value, end of period	$25.96	$24.94	$20.52	$23.90	$21.78	$19.24
Total ReturnE,F,G	4.09%	22.87%	(9.83)%	17.32%	23.69%	22.73%
Ratios to Average Net AssetsH,I
Expenses before reductions	.99%J	1.01%	1.14%	1.15%	1.15%	1.15%
Expenses net of fee waivers, if any	.99%J	1.01%	1.14%	1.15%	1.15%	1.15%
Expenses net of all reductions	.98%J	1.00%	1.14%	1.15%	1.14%	1.12%
Net investment income (loss)	2.21%B,J	1.25%	1.21%	1.04%	1.11%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$241,292	$299,124	$277,462	$171,263	$67,826	$24,436
Portfolio turnover rateK	180%J,L	83%	83%	69%	169%	180%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .95%.

 C Total distributions of $1.99 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $1.793 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Value Fund Class M

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$24.84	$20.46	$23.81	$21.70	$19.21	$15.84
Income from Investment Operations
Net investment income (loss)A	.25B	.22	.22	.17	.18	.15
Net realized and unrealized gain (loss)	.73	4.38	(2.54)	3.44	4.27	3.38
Total from investment operations	.98	4.60	(2.32)	3.61	4.45	3.53
Distributions from net investment income	–	(.22)	(.21)	(.10)	(.17)	(.16)
Distributions from net realized gain	–	–	(.82)	(1.40)	(1.79)	–
Total distributions	–	(.22)	(1.03)	(1.50)	(1.96)	(.16)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$25.82	$24.84	$20.46	$23.81	$21.70	$19.21
Total ReturnD,E,F	3.95%	22.48%	(10.04)%	16.98%	23.32%	22.42%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.27%I	1.29%	1.42%	1.44%	1.42%	1.42%
Expenses net of fee waivers, if any	1.26%I	1.29%	1.42%	1.44%	1.42%	1.42%
Expenses net of all reductions	1.26%I	1.29%	1.42%	1.44%	1.41%	1.38%
Net investment income (loss)	1.94%B,I	.96%	.93%	.74%	.84%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$59,094	$60,761	$46,084	$40,752	$24,136	$8,358
Portfolio turnover rateJ	180%I,K	83%	83%	69%	169%	180%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .68%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Value Fund Class C

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$24.22	$19.95	$23.30	$21.31	$18.93	$15.65
Income from Investment Operations
Net investment income (loss)A	.18B	.11	.11	.07	.08	.07
Net realized and unrealized gain (loss)	.71	4.27	(2.49)	3.37	4.20	3.32
Total from investment operations	.89	4.38	(2.38)	3.44	4.28	3.39
Distributions from net investment income	–	(.11)	(.15)	(.06)	(.11)	(.11)
Distributions from net realized gain	–	–	(.81)	(1.39)	(1.79)	–
Total distributions	–	(.11)	(.97)C	(1.45)	(1.90)	(.11)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	–D
Net asset value, end of period	$25.11	$24.22	$19.95	$23.30	$21.31	$18.93
Total ReturnE,F,G	3.67%	21.97%	(10.52)%	16.48%	22.77%	21.73%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.73%J	1.76%	1.89%	1.89%	1.89%	1.91%
Expenses net of fee waivers, if any	1.73%J	1.76%	1.89%	1.89%	1.89%	1.91%
Expenses net of all reductions	1.72%J	1.75%	1.88%	1.89%	1.89%	1.87%
Net investment income (loss)	1.47%B,J	.50%	.47%	.29%	.36%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$145,346	$144,503	$130,636	$71,263	$25,177	$6,820
Portfolio turnover rateK	180%J,L	83%	83%	69%	169%	180%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%.

 C Total distributions of $.97 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.812 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Value Fund

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$25.24	$20.76	$24.15	$21.96	$19.37	$15.97
Income from Investment Operations
Net investment income (loss)A	.32B	.35	.36	.32	.32	.25
Net realized and unrealized gain (loss)	.75	4.46	(2.60)	3.49	4.31	3.41
Total from investment operations	1.07	4.81	(2.24)	3.81	4.63	3.66
Distributions from net investment income	–	(.33)	(.33)	(.22)	(.25)	(.26)
Distributions from net realized gain	–	–	(.82)	(1.40)	(1.79)	–
Total distributions	–	(.33)	(1.15)	(1.62)	(2.04)	(.26)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$26.31	$25.24	$20.76	$24.15	$21.96	$19.37
Total ReturnD,E	4.24%	23.19%	(9.58)%	17.75%	24.08%	23.07%
Ratios to Average Net AssetsF,G
Expenses before reductions	.70%H	.73%	.86%	.83%	.80%	.85%
Expenses net of fee waivers, if any	.70%H	.73%	.85%	.83%	.80%	.85%
Expenses net of all reductions	.69%H	.72%	.85%	.83%	.80%	.81%
Net investment income (loss)	2.50%B,H	1.53%	1.50%	1.36%	1.45%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$2,322,373	$2,426,359	$2,331,665	$2,691,765	$1,404,968	$638,425
Portfolio turnover rateI	180%H,J	83%	83%	69%	169%	180%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.24%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Value Fund Class I

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$25.05	$20.61	$24.00	$21.84	$19.29	$15.91
Income from Investment Operations
Net investment income (loss)A	.32B	.35	.35	.32	.31	.24
Net realized and unrealized gain (loss)	.74	4.43	(2.58)	3.47	4.28	3.40
Total from investment operations	1.06	4.78	(2.23)	3.79	4.59	3.64
Distributions from net investment income	–	(.34)	(.34)	(.23)	(.25)	(.26)
Distributions from net realized gain	–	–	(.82)	(1.40)	(1.79)	–
Total distributions	–	(.34)	(1.16)	(1.63)	(2.04)	(.26)
Redemption fees added to paid in capitalA,C	–	–C	–C	–C	–C	–C
Net asset value, end of period	$26.11	$25.05	$20.61	$24.00	$21.84	$19.29
Total ReturnD,E	4.23%	23.19%	(9.60)%	17.75%	23.98%	23.05%
Ratios to Average Net AssetsF,G
Expenses before reductions	.71%H	.73%	.87%	.85%	.85%	.89%
Expenses net of fee waivers, if any	.71%H	.73%	.86%	.85%	.85%	.89%
Expenses net of all reductions	.70%H	.73%	.86%	.85%	.85%	.85%
Net investment income (loss)	2.49%B,H	1.53%	1.49%	1.33%	1.40%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$414,121	$363,949	$261,686	$148,390	$26,277	$7,875
Portfolio turnover rateI	180%H,J	83%	83%	69%	169%	180%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Value Fund Class Z

Six months ended (Unaudited) July 31,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$25.03
Income from Investment Operations
Net investment income (loss)B	.33C
Net realized and unrealized gain (loss)	.77
Total from investment operations	1.10
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$26.13
Total ReturnD,E	4.39%
Ratios to Average Net AssetsF,G
Expenses before reductions	.57%H
Expenses net of fee waivers, if any	.57%H
Expenses net of all reductions	.56%H
Net investment income (loss)	2.63%C,H
Supplemental Data
Net assets, end of period (000 omitted)	$8,097
Portfolio turnover rateI	180%H,J

 A For the period February 1, 2017 (commencement of sale of shares) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.37%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2017

1. Organization.

Fidelity Mid Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The fund commenced sale of Class Z shares on February 01, 2017. The Fund offers Class A, Class M (formerly Class T), Class C, Mid Cap Value, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period February 1, 2016 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$289,182,926
Gross unrealized depreciation	(41,828,778)
Net unrealized appreciation (depreciation) on securities	$247,354,148
Tax cost	$3,020,085,799

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
No expiration
Short-term	$(70,401,023)

The fund intends to elect to defer to its next fiscal year $2,000,550 of ordinary losses recognized during the period January 1, 2017 to January 31, 2017.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $2,884,082,115 and $3,010,145,096, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Mid Cap Value as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .48% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Class I. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$316,190	$2,904
Class M	.25%	.25%	152,922	–
Class C	.75%	.25%	747,906	113,564
			$1,217,018	$116,468

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$38,394
Class M	6,236
Class C(a)	7,759
$52,389

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$273,141.22
Class M	74,363.24
Class C	155,364.21
Mid Cap Value	2,162,160.18
Class I	388,429.19
Class Z	430.05
	$3,053,887

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $153,667 for the period.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Redemptions In-Kind. During the period, 1,289,800 shares of the Fund held by an affiliated entity were redeemed in kind for investments and cash with a value of $33,895,947. The net realized gain of $5,708,374 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,402 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $31,902. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agree to reimburse a portion of the Fund's Class A, Class M, Class C, Mid Cap Value and Class I operating expenses. During the period, this reimbursement reduced expenses as follows:

Reimbursement
Class A	$1,245
Class M	314
Class C	774
Mid Cap Value	12,429
Class I	2,214
Total	$16,976

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $93,320 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $909.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $14,609.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2017	Year ended January 31, 2017
From net investment income
Class A	$–	$3,240,040
Class M	–	485,923
Class C	–	670,220
Mid Cap Value	–	31,956,186
Class I	–	4,734,732
Total	$–	$41,087,101

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2017(a)	Year ended January 31, 2017	Six months ended July 31, 2017(a)	Year ended January 31, 2017
Class A
Shares sold	1,250,493	4,061,771	$31,925,730	$92,401,738
Reinvestment of distributions	–	126,883	–	3,145,426
Shares redeemed	(3,948,863)	(5,714,824)	(101,079,466)	(130,944,178)
Net increase (decrease)	(2,698,370)	(1,526,170)	$(69,153,736)	$(35,397,014)
Class M
Shares sold	257,759	833,265	$6,558,663	$19,150,838
Reinvestment of distributions	–	19,366	–	478,331
Shares redeemed	(415,032)	(659,446)	(10,557,071)	(14,982,028)
Net increase (decrease)	(157,273)	193,185	$(3,998,408)	$4,647,141
Class B
Shares sold	–	2,126	$–	$42,739
Shares redeemed	–	(59,169)	–	(1,292,132)
Net increase (decrease)	–	(57,043)	$–	$(1,249,393)
Class C
Shares sold	795,711	1,618,271	$19,622,287	$35,957,291
Reinvestment of distributions	–	26,040	–	627,560
Shares redeemed	(975,025)	(2,224,436)	(24,112,854)	(49,614,483)
Net increase (decrease)	(179,314)	(580,125)	$(4,490,567)	$(13,029,632)
Mid Cap Value
Shares sold	5,901,981	16,140,186	$152,978,894	$372,060,966
Reinvestment of distributions	–	1,217,324	–	30,530,476
Shares redeemed	(13,758,576)(b)	(33,547,192)	(357,114,037)(b)	(774,130,054)
Net increase (decrease)	(7,856,595)	(16,189,682)	$(204,135,143)	$(371,538,612)
Class I
Shares sold	4,960,299	7,909,760	$127,472,503	$179,687,090
Reinvestment of distributions	–	178,757	–	4,451,059
Shares redeemed	(3,628,564)	(6,257,939)	(93,286,891)	(142,494,098)
Net increase (decrease)	1,331,735	1,830,578	$34,185,612	$41,644,051
Class Z
Shares sold	329,817	–	$8,558,950	$–
Shares redeemed	(19,929)	–	(516,919)	–
Net increase (decrease)	309,888	–	$8,042,031	$–

 (a) Share transactions for Class Z are for the period February 01, 2017 (commencement of sale of shares) to July 31, 2017.

 (b) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2017 to July 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During Period-B February 1, 2017 to July 31, 2017
Class A	.99%
Actual		$1,000.00	$1,040.90	$5.01
Hypothetical-C		$1,000.00	$1,019.89	$4.96
Class M	1.26%
Actual		$1,000.00	$1,039.50	$6.37
Hypothetical-C		$1,000.00	$1,018.55	$6.31
Class C	1.73%
Actual		$1,000.00	$1,036.70	$8.74
Hypothetical-C		$1,000.00	$1,016.22	$8.65
Mid Cap Value	.70%
Actual		$1,000.00	$1,042.40	$3.54
Hypothetical-C		$1,000.00	$1,021.32	$3.51
Class I	.71%
Actual		$1,000.00	$1,042.30	$3.60
Hypothetical-C		$1,000.00	$1,021.27	$3.56
Class Z	.57%
Actual		$1,000.00	$1,043.90	$2.89
Hypothetical-C		$1,000.00	$1,021.97	$2.86

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in June 2017.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Mid Cap Value Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Mid Cap Value Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in 2014, the Board and the boards of other Fidelity funds formed the ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and the retail class ranked below the competitive median for 2016 and the total expense ratio of Class M (formerly Class T) ranked above the competitive median for 2016. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Class M was above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® Mid Cap Value K6 Fund Semi-Annual Report July 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2017

% of fund's net assets
Discover Financial Services	2.8
Synchrony Financial	2.7
Xcel Energy, Inc.	2.6
Realogy Holdings Corp.	2.4
CBRE Group, Inc.	2.3
Williams-Sonoma, Inc.	2.3
American Tower Corp.	2.3
CenterPoint Energy, Inc.	2.2
FNF Group	1.9
Allison Transmission Holdings, Inc.	1.9
23.4

Top Five Market Sectors as of July 31, 2017

% of fund's net assets
Financials	20.3
Real Estate	15.1
Consumer Discretionary	11.6
Industrials	11.6
Utilities	10.7

Asset Allocation (% of fund's net assets)

As of July 31, 2017 *
Stocks	97.1%
Short-Term Investments and Net Other Assets (Liabilities)	2.9%

 * Foreign investments - 7.6%

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 2.8%
Lear Corp.	2,638	$390,925
Tenneco, Inc.	4,770	263,781
The Goodyear Tire & Rubber Co.	10,147	319,732
		974,438
Hotels, Restaurants & Leisure - 1.2%
Wyndham Worldwide Corp.	4,161	434,284
Household Durables - 3.4%
D.R. Horton, Inc.	16,744	597,593
Whirlpool Corp.	3,247	577,576
		1,175,169
Media - 0.7%
Interpublic Group of Companies, Inc.	11,467	247,802
Specialty Retail - 2.3%
Williams-Sonoma, Inc.	17,059	792,049
Textiles, Apparel & Luxury Goods - 1.2%
Michael Kors Holdings Ltd. (a)	11,162	406,743

TOTAL CONSUMER DISCRETIONARY		4,030,485

CONSUMER STAPLES - 4.4%
Food Products - 4.4%
Campbell Soup Co.	8,524	450,323
Ingredion, Inc.	3,763	464,053
Tyson Foods, Inc. Class A	9,438	597,992
		1,512,368
ENERGY - 7.0%
Energy Equipment & Services - 1.1%
Baker Hughes, a GE Co.	4,247	156,672
Oceaneering International, Inc.	1,480	37,962
TechnipFMC PLC (a)	6,300	179,802
		374,436
Oil, Gas & Consumable Fuels - 5.9%
Cabot Oil & Gas Corp.	12,583	312,939
Devon Energy Corp.	18,936	630,758
Marathon Petroleum Corp.	5,278	295,515
Teekay LNG Partners LP	6,300	118,755
Tesoro Corp.	4,262	424,197
World Fuel Services Corp.	7,813	252,672
		2,034,836

TOTAL ENERGY		2,409,272

FINANCIALS - 20.3%
Banks - 1.6%
East West Bancorp, Inc.	9,437	537,720
Capital Markets - 3.0%
Ameriprise Financial, Inc.	2,842	411,749
Federated Investors, Inc. Class B (non-vtg.)	9,541	275,067
Lazard Ltd. Class A	7,610	355,463
		1,042,279
Consumer Finance - 5.5%
Discover Financial Services	16,037	977,295
Synchrony Financial	31,052	941,497
		1,918,792
Insurance - 8.2%
Allstate Corp.	3,045	277,095
Everest Re Group Ltd.	1,420	372,594
First American Financial Corp.	8,525	412,695
FNF Group	13,903	679,301
Lincoln National Corp.	5,988	437,483
Reinsurance Group of America, Inc.	4,668	654,454
		2,833,622
Mortgage Real Estate Investment Trusts - 2.0%
Agnc Investment Corp.	14,511	307,343
Chimera Investment Corp.	6,118	115,141
MFA Financial, Inc.	33,892	287,743
		710,227

TOTAL FINANCIALS		7,042,640

HEALTH CARE - 6.2%
Biotechnology - 1.6%
United Therapeutics Corp. (a)	4,263	547,369
Health Care Providers & Services - 4.6%
Laboratory Corp. of America Holdings (a)	3,146	499,931
Quest Diagnostics, Inc.	5,486	594,189
Universal Health Services, Inc. Class B	4,476	496,075
		1,590,195

TOTAL HEALTH CARE		2,137,564

INDUSTRIALS - 11.6%
Aerospace & Defense - 1.0%
Spirit AeroSystems Holdings, Inc. Class A	5,682	343,363
Airlines - 1.2%
Copa Holdings SA Class A	2,137	268,108
JetBlue Airways Corp. (a)	7,004	153,598
		421,706
Building Products - 1.0%
Owens Corning	4,871	326,601
Electrical Equipment - 0.5%
Regal Beloit Corp.	2,051	170,951
Industrial Conglomerates - 0.7%
Carlisle Companies, Inc.	2,548	248,659
Machinery - 6.3%
Allison Transmission Holdings, Inc.	17,454	659,761
Crane Co.	3,754	283,427
Cummins, Inc.	3,146	528,213
Ingersoll-Rand PLC	3,957	347,741
Snap-On, Inc.	2,233	344,329
		2,163,471
Professional Services - 0.9%
Manpower, Inc.	3,044	326,165

TOTAL INDUSTRIALS		4,000,916

INFORMATION TECHNOLOGY - 4.7%
Communications Equipment - 2.8%
CommScope Holding Co., Inc. (a)	6,711	246,831
F5 Networks, Inc. (a)	2,135	257,801
Juniper Networks, Inc.	16,570	463,132
		967,764
Electronic Equipment & Components - 0.7%
TE Connectivity Ltd.	3,043	244,627
IT Services - 0.3%
Amdocs Ltd.	812	54,542
Cognizant Technology Solutions Corp. Class A	812	56,288
		110,830
Technology Hardware, Storage & Peripherals - 0.9%
NetApp, Inc.	6,901	299,641

TOTAL INFORMATION TECHNOLOGY		1,622,862

MATERIALS - 4.9%
Chemicals - 2.3%
Celanese Corp. Class A	1,625	156,276
Eastman Chemical Co.	4,364	362,910
LyondellBasell Industries NV Class A	3,247	292,522
		811,708
Containers & Packaging - 1.6%
Graphic Packaging Holding Co.	20,194	266,359
Owens-Illinois, Inc. (a)	11,670	278,913
		545,272
Metals & Mining - 1.0%
Steel Dynamics, Inc.	9,640	341,352

TOTAL MATERIALS		1,698,332

REAL ESTATE - 15.1%
Equity Real Estate Investment Trusts (REITs) - 9.2%
American Tower Corp.	5,786	788,805
Equity Lifestyle Properties, Inc.	3,857	336,716
Lamar Advertising Co. Class A	4,870	343,676
Mack-Cali Realty Corp.	15,263	400,501
Omega Healthcare Investors, Inc.	11,873	375,068
Ventas, Inc.	6,597	444,308
Welltower, Inc.	6,494	476,595
		3,165,669
Real Estate Management & Development - 5.9%
CBRE Group, Inc. (a)	21,005	797,980
Jones Lang LaSalle, Inc.	3,348	425,933
Realogy Holdings Corp.	24,970	829,004
		2,052,917

TOTAL REAL ESTATE		5,218,586

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
CenturyLink, Inc.	8,523	198,330
UTILITIES - 10.7%
Electric Utilities - 3.8%
Great Plains Energy, Inc.	13,497	416,517
Xcel Energy, Inc.	19,077	902,533
		1,319,050
Gas Utilities - 1.0%
UGI Corp.	6,799	343,146
Multi-Utilities - 5.9%
CenterPoint Energy, Inc.	27,094	763,780
CMS Energy Corp.	4,670	215,941
DTE Energy Co.	5,987	640,968
WEC Energy Group, Inc.	6,900	434,493
		2,055,182

TOTAL UTILITIES		3,717,378

TOTAL COMMON STOCKS
(Cost $33,537,108)		33,588,733

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 1.11% (b)
(Cost $833,091)	832,925	833,091
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $34,370,199)		34,421,824
NET OTHER ASSETS (LIABILITIES) - 0.5%		169,742
NET ASSETS - 100%		$34,591,566

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$101
Total	$101

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $33,537,108)	$33,588,733
Fidelity Central Funds (cost $833,091)	833,091
Total Investments (cost $34,370,199)		$34,421,824
Receivable for investments sold		32,466
Receivable for fund shares sold		147,374
Dividends receivable		365
Distributions receivable from Fidelity Central Funds		25
Total assets		34,602,054
Liabilities
Payable for investments purchased	$3,613
Payable for fund shares redeemed	6,048
Accrued management fee	827
Total liabilities		10,488
Net Assets		$34,591,566
Net Assets consist of:
Paid in capital		$34,537,273
Undistributed net investment income		3,574
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(906)
Net unrealized appreciation (depreciation) on investments		51,625
Net Assets, for 3,386,974 shares outstanding		$34,591,566
Net Asset Value, offering price and redemption price per share ($34,591,566 ÷ 3,386,974 shares)		$10.21

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period May 25, 2017 (commencement of operations) to July 31, 2017 (Unaudited)
Investment Income
Dividends		$1,884
Special dividends		2,625
Interest		15
Income from Fidelity Central Funds		101
Total income		4,625
Expenses
Management fee	$1,050
Independent trustees' fees and expenses	1
Total expenses		1,051
Net investment income (loss)		3,574
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(907)
Foreign currency transactions	1
Total net realized gain (loss)		(906)
Change in net unrealized appreciation (depreciation) on investment securities		51,625
Net gain (loss)		50,719
Net increase (decrease) in net assets resulting from operations		$54,293

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period May 25, 2017 (commencement of operations) to July 31, 2017 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,574
Net realized gain (loss)	(906)
Change in net unrealized appreciation (depreciation)	51,625
Net increase (decrease) in net assets resulting from operations	54,293
Share transactions
Proceeds from sales of shares	34,543,321
Cost of shares redeemed	(6,048)
Net increase (decrease) in net assets resulting from share transactions	34,537,273
Total increase (decrease) in net assets	34,591,566
Net Assets
Beginning of period	–
End of period	$34,591,566
Other Information
Undistributed net investment income end of period	$3,574
Shares
Sold	3,387,566
Redeemed	(592)
Net increase (decrease)	3,386,974

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Value K6 Fund

Six months ended (Unaudited) July 31,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02C
Net realized and unrealized gain (loss)	.19
Total from investment operations	.21
Net asset value, end of period	$10.21
Total ReturnD	2.10%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G
Expenses net of fee waivers, if any	.45%G
Expenses net of all reductions	.45%G
Net investment income (loss)	.63%C,G
Supplemental Data
Net assets, end of period (000 omitted)	$34,592
Portfolio turnover rateH	73%I,J

 A For the period May 25, 2017 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been .42%.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2017

1. Organization.

Fidelity Mid Cap Value K6 Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$160,491
Gross unrealized depreciation	(108,866)
Net unrealized appreciation (depreciation) on securities	$51,625
Tax cost	$34,370,199

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $839,741 and $368,646, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $62 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Exchanges In-Kind. During the period, an affiliated entity completed an exchange in-kind with the Fund. The affiliated entity delivered investments and cash valued at $33,895,947 in exchange for 3,323,132 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 25, 2017 to July 31, 2017). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (February 1, 2017 to July 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value July 31, 2017	Expenses Paid During Period
Actual	.45%	$1,000.00	$1,021.00	$.85-B
Hypothetical-C		$1,000.00	$1,022.56	$2.26-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 68/365 (to reflect the period May 25, 2017 to July 31, 2017).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Value K6 Fund

On January 18, 2017 the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds, including funds with identical investment objectives as the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's proposed management fee out of which FMR will pay all operating expenses, with certain limited exceptions, and the projected total expense ratio of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MCVK6-SANN-0917
1.9883982.100

Fidelity® Series All-Sector Equity Fund
Fidelity® Series All-Sector Equity Fund
Class F

Fidelity® Series Value Discovery Fund (formerly Fidelity® Series Equity-Income Fund)
Fidelity® Series Value Discovery Fund (formerly Fidelity® Series Equity-Income Fund)
Class F

Fidelity® Series Stock Selector Large Cap Value Fund
Fidelity® Series Stock Selector Large Cap Value Fund
Class F

Semi-Annual Report

July 31, 2017

Contents

Note to Shareholders
Fidelity® Series All-Sector Equity Fund
Investment Summary
Investments
Financial Statements
Fidelity® Series Value Discovery Fund
Investment Summary
Investments
Financial Statements
Fidelity® Series Stock Selector Large Cap Value Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders

Fidelity® Series Value Discovery Fund

After 19 years with Fidelity, Portfolio Manager Jim Morrow has decided to retire from the firm, effective December 31, 2017. Co-Manager Sean Gavin will assume sole management responsibility on January 1, 2018.

Over time, we expected that Sean would add his own unique investment style to seek long-term investment results, employing an intrinsic-value approach. Given this change, we determined that a repositioning of the funds to traditional value strategies was warranted.

The Equity and High Income Board of Trustees has approved changes to the strategy name (Series Equity-Income to Series Value Discovery), its investment objective and policies to remove the emphasis on income.

The Fixed Income and Asset Allocation Board (acting on behalf of Fidelity’s asset allocation strategies as sole shareholder of the Series Funds) unanimously consented to the changes, and the repositioning was completed on August 15, 2017.

Fidelity® Series All-Sector Equity Fund

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.4	3.4
Autodesk, Inc.	2.8	2.6
Alphabet, Inc. Class C	2.5	2.6
Amazon.com, Inc.	2.2	1.9
Philip Morris International, Inc.	2.0	1.9
Citigroup, Inc.	1.9	1.0
Bank of America Corp.	1.8	1.6
Facebook, Inc. Class A	1.7	1.5
Microsoft Corp.	1.7	2.0
UnitedHealth Group, Inc.	1.6	1.3
	21.6

Top Five Market Sectors as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.0	20.5
Financials	14.5	14.3
Health Care	13.5	12.4
Consumer Discretionary	12.4	11.8
Industrials	10.0	10.1

Asset Allocation (% of fund's net assets)

As of July 31, 2017*
Stocks and Equity Futures	98.9%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

 * Foreign investments - 4.6%

As of January 31, 2017*
Stocks and Equity Futures	97.6%
Short-Term Investments and Net Other Assets (Liabilities)	2.4%

 * Foreign investments - 4.2%

Fidelity® Series All-Sector Equity Fund

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 12.4%
Hotels, Restaurants & Leisure - 1.5%
Darden Restaurants, Inc.	74,800	$6,274,224
Hilton Grand Vacations, Inc. (a)	108,294	3,980,887
Las Vegas Sands Corp.	207,516	12,785,061
Marriott International, Inc. Class A	183,341	19,102,299
Starbucks Corp.	265,138	14,312,149
U.S. Foods Holding Corp. (a)	100,000	2,815,000
Wyndham Worldwide Corp.	294,841	30,772,555
		90,042,175
Internet & Direct Marketing Retail - 3.0%
Amazon.com, Inc. (a)	132,360	130,742,561
Liberty Interactive Corp. QVC Group Series A(a)	816,800	19,554,192
Netflix, Inc. (a)	180,800	32,844,128
		183,140,881
Leisure Products - 0.5%
Hasbro, Inc.	148,013	15,671,616
Mattel, Inc.	617,100	12,354,342
		28,025,958
Media - 3.2%
Charter Communications, Inc. Class A (a)	160,369	62,850,215
Comcast Corp. Class A	739,148	29,898,537
Interpublic Group of Companies, Inc.	599,300	12,950,873
The Walt Disney Co.	715,117	78,612,812
Time Warner, Inc.	77,237	7,910,614
		192,223,051
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	452,260	32,598,901
Specialty Retail - 2.8%
Home Depot, Inc.	515,179	77,070,778
L Brands, Inc.	537,673	24,942,650
Lowe's Companies, Inc.	251,700	19,481,580
O'Reilly Automotive, Inc. (a)	72,320	14,774,976
Ross Stores, Inc.	283,824	15,701,144
TJX Companies, Inc.	296,198	20,825,681
		172,796,809
Textiles, Apparel & Luxury Goods - 0.9%
NIKE, Inc. Class B	934,784	55,198,995

TOTAL CONSUMER DISCRETIONARY		754,026,770

CONSUMER STAPLES - 7.7%
Beverages - 1.7%
Constellation Brands, Inc. Class A (sub. vtg.)	108,004	20,882,573
Molson Coors Brewing Co. Class B	38,200	3,399,036
Monster Beverage Corp. (a)	368,398	19,432,995
The Coca-Cola Co.	1,300,354	59,608,227
		103,322,831
Food & Staples Retailing - 1.5%
CVS Health Corp.	569,981	45,558,581
Kroger Co.	1,178,300	28,891,916
Rite Aid Corp. (a)	1,404,200	3,145,408
Walgreens Boots Alliance, Inc.	153,329	12,369,050
		89,964,955
Food Products - 0.6%
Blue Buffalo Pet Products, Inc. (a)	120,000	2,684,400
Bunge Ltd.	174,800	13,702,572
Mondelez International, Inc.	90,000	3,961,800
Post Holdings, Inc. (a)	10,000	832,000
The Hain Celestial Group, Inc. (a)	100,000	4,471,000
TreeHouse Foods, Inc. (a)	138,800	11,774,404
		37,426,176
Household Products - 0.7%
Colgate-Palmolive Co.	490,384	35,405,725
Kimberly-Clark Corp.	14,000	1,724,240
Procter & Gamble Co.	51,366	4,665,060
		41,795,025
Personal Products - 0.7%
Coty, Inc. Class A	601,371	12,316,078
Estee Lauder Companies, Inc. Class A	297,042	29,404,188
		41,720,266
Tobacco - 2.5%
Altria Group, Inc.	215,930	14,028,972
British American Tobacco PLC sponsored ADR	321,754	20,116,060
Philip Morris International, Inc.	1,015,328	118,498,931
		152,643,963

TOTAL CONSUMER STAPLES		466,873,216

ENERGY - 5.7%
Energy Equipment & Services - 0.9%
Baker Hughes, a GE Co.	217,800	8,034,642
Halliburton Co.	72,840	3,091,330
Oceaneering International, Inc.	228,500	5,861,025
Schlumberger Ltd.	540,100	37,050,860
		54,037,857
Oil, Gas & Consumable Fuels - 4.8%
Anadarko Petroleum Corp.	464,881	21,231,115
Cabot Oil & Gas Corp.	308,300	7,667,421
Chevron Corp.	381,429	41,648,233
Cimarex Energy Co.	110,693	10,961,928
ConocoPhillips Co.	540,500	24,522,485
Devon Energy Corp.	509,600	16,974,776
Diamondback Energy, Inc. (a)	132,600	12,713,688
EOG Resources, Inc.	357,400	34,003,036
Extraction Oil & Gas, Inc.	291,215	3,546,999
Exxon Mobil Corp.	493,324	39,485,653
Newfield Exploration Co. (a)	455,500	13,086,515
Parsley Energy, Inc. Class A (a)	497,600	14,569,728
Phillips 66 Co.	267,100	22,369,625
Pioneer Natural Resources Co.	115,600	18,854,360
The Williams Companies, Inc.	307,100	9,759,638
		291,395,200

TOTAL ENERGY		345,433,057

FINANCIALS - 14.5%
Banks - 5.9%
Bank of America Corp.	4,446,387	107,246,854
Citigroup, Inc.	1,676,784	114,775,865
Huntington Bancshares, Inc.	3,858,857	51,129,855
JPMorgan Chase & Co.	197,500	18,130,500
PNC Financial Services Group, Inc.	369,300	47,565,840
SunTrust Banks, Inc.	254,500	14,580,305
Synovus Financial Corp.	120,051	5,219,817
		358,649,036
Capital Markets - 3.1%
Affiliated Managers Group, Inc.	45,000	8,362,350
BlackRock, Inc. Class A	72,818	31,059,062
CBOE Holdings, Inc.	184,400	17,431,332
E*TRADE Financial Corp. (a)	710,852	29,144,932
Goldman Sachs Group, Inc.	109,800	24,741,234
IntercontinentalExchange, Inc.	309,500	20,646,745
Legg Mason, Inc.	116,000	4,641,160
Northern Trust Corp.	251,300	21,991,263
State Street Corp.	310,200	28,919,946
		186,938,024
Consumer Finance - 2.2%
Capital One Financial Corp.	1,063,005	91,609,771
SLM Corp. (a)	2,096,346	23,227,514
Synchrony Financial	584,500	17,722,040
		132,559,325
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc.:
Class A (a)	124	32,585,464
Class B (a)	34,603	6,054,487
		38,639,951
Insurance - 2.7%
Chubb Ltd.	266,954	39,098,083
Hartford Financial Services Group, Inc.	162,600	8,943,000
Marsh & McLennan Companies, Inc.	465,300	36,279,441
MetLife, Inc.	416,100	22,885,500
The Travelers Companies, Inc.	314,900	40,335,541
Unum Group	367,200	18,407,736
		165,949,301
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	523	25,549

TOTAL FINANCIALS		882,761,186

HEALTH CARE - 13.5%
Biotechnology - 4.0%
Alexion Pharmaceuticals, Inc. (a)	125,800	17,277,372
Amgen, Inc.	468,865	81,821,631
Biogen, Inc. (a)	135,124	39,130,559
BioMarin Pharmaceutical, Inc. (a)	144,400	12,668,212
Celgene Corp. (a)	96,600	13,080,606
Gilead Sciences, Inc.	445,000	33,860,050
Regeneron Pharmaceuticals, Inc. (a)	48,700	23,941,894
Vertex Pharmaceuticals, Inc. (a)	161,000	24,443,020
		246,223,344
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	721,600	35,488,288
Boston Scientific Corp. (a)	1,762,210	46,910,030
DexCom, Inc. (a)	124,400	8,286,284
Intuitive Surgical, Inc. (a)	37,800	35,466,228
Medtronic PLC	590,678	49,599,232
ResMed, Inc.	120,000	9,254,400
		185,004,462
Health Care Providers & Services - 3.2%
Aetna, Inc.	158,400	24,442,704
Cardinal Health, Inc.	75,900	5,864,034
Henry Schein, Inc. (a)	145,487	26,509,186
Humana, Inc.	101,700	23,513,040
UnitedHealth Group, Inc.	506,800	97,209,308
Universal Health Services, Inc. Class B	162,500	18,009,875
		195,548,147
Health Care Technology - 0.3%
Cerner Corp. (a)	245,400	15,796,398
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	399,900	23,910,021
Bio-Rad Laboratories, Inc. Class A (a)	47,332	11,152,839
Thermo Fisher Scientific, Inc.	143,400	25,171,002
		60,233,862
Pharmaceuticals - 2.0%
Allergan PLC	254,804	64,294,693
Bristol-Myers Squibb Co.	596,200	33,923,780
Merck & Co., Inc.	360,900	23,054,292
		121,272,765

TOTAL HEALTH CARE		824,078,978

INDUSTRIALS - 10.0%
Aerospace & Defense - 2.9%
General Dynamics Corp.	221,400	43,467,462
Northrop Grumman Corp.	191,700	50,442,021
TransDigm Group, Inc.	99,200	27,988,288
United Technologies Corp.	479,448	56,848,149
		178,745,920
Airlines - 0.4%
Southwest Airlines Co.	395,600	21,959,756
Commercial Services & Supplies - 0.4%
KAR Auction Services, Inc.	540,900	22,739,436
Construction & Engineering - 0.5%
AECOM (a)	973,135	31,043,007
Electrical Equipment - 1.7%
AMETEK, Inc.	545,249	33,576,433
Eaton Corp. PLC	498,700	39,023,275
Fortive Corp.	514,498	33,308,601
		105,908,309
Industrial Conglomerates - 1.7%
General Electric Co.	1,833,300	46,950,813
Honeywell International, Inc.	424,505	57,783,621
		104,734,434
Machinery - 1.9%
Allison Transmission Holdings, Inc.	803,200	30,360,960
Caterpillar, Inc.	485,300	55,299,935
Snap-On, Inc.	183,700	28,326,540
		113,987,435
Road & Rail - 0.5%
Norfolk Southern Corp.	279,100	31,421,078

TOTAL INDUSTRIALS		610,539,375

INFORMATION TECHNOLOGY - 22.0%
Communications Equipment - 0.1%
CommScope Holding Co., Inc. (a)	173,700	6,388,686
Electronic Equipment & Components - 1.1%
Dell Technologies, Inc. (a)	140,100	9,004,227
Jabil, Inc.	1,885,514	57,508,177
		66,512,404
Internet Software & Services - 4.3%
Alphabet, Inc. Class C (a)	165,266	153,780,013
Facebook, Inc. Class A (a)	609,700	103,191,725
Twitter, Inc. (a)	172,800	2,780,352
		259,752,090
IT Services - 2.2%
Cognizant Technology Solutions Corp. Class A	636,300	44,108,316
Fidelity National Information Services, Inc.	123,400	11,256,548
FleetCor Technologies, Inc. (a)	153,000	23,265,180
Global Payments, Inc.	217,700	20,544,349
PayPal Holdings, Inc. (a)	402,500	23,566,375
Total System Services, Inc.	167,600	10,635,896
		133,376,664
Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc.	283,000	22,359,830
Broadcom Ltd.	66,000	16,279,560
Marvell Technology Group Ltd.	260,542	4,054,034
Micron Technology, Inc. (a)	542,400	15,252,288
NVIDIA Corp.	75,580	12,282,506
ON Semiconductor Corp. (a)	2,252,300	33,671,885
Qorvo, Inc. (a)	735,892	50,452,756
Qualcomm, Inc.	967,100	51,440,049
Skyworks Solutions, Inc.	56,900	5,967,103
		211,760,011
Software - 6.6%
Activision Blizzard, Inc.	156,700	9,680,926
Adobe Systems, Inc. (a)	124,100	18,179,409
Autodesk, Inc. (a)	1,518,338	168,216,667
Citrix Systems, Inc. (a)	36,805	2,906,859
Electronic Arts, Inc. (a)	98,400	11,487,216
Microsoft Corp.	1,400,900	101,845,430
Parametric Technology Corp. (a)	669,600	36,955,224
Salesforce.com, Inc. (a)	431,963	39,222,240
ServiceNow, Inc. (a)	45,000	4,970,250
SS&C Technologies Holdings, Inc.	105,000	4,069,800
Tableau Software, Inc. (a)	21,700	1,398,565
Workday, Inc. Class A (a)	52,400	5,350,564
		404,283,150
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	1,412,142	210,027,879
HP, Inc.	1,983,600	37,886,760
Western Digital Corp.	118,976	10,127,237
		258,041,876

TOTAL INFORMATION TECHNOLOGY		1,340,114,881

MATERIALS - 3.2%
Chemicals - 2.2%
E.I. du Pont de Nemours & Co.	589,025	48,423,745
LyondellBasell Industries NV Class A	249,800	22,504,482
Monsanto Co.	51,600	6,027,912
Platform Specialty Products Corp. (a)	871,500	12,209,715
Sherwin-Williams Co.	60,600	20,438,562
The Scotts Miracle-Gro Co. Class A	107,900	10,357,321
W.R. Grace & Co.	213,700	14,736,752
		134,698,489
Construction Materials - 0.2%
Eagle Materials, Inc.	128,300	12,073,030
Containers & Packaging - 0.6%
Ball Corp.	418,900	17,551,910
WestRock Co.	337,170	19,360,301
		36,912,211
Metals & Mining - 0.2%
Freeport-McMoRan, Inc. (a)	896,800	13,111,216

TOTAL MATERIALS		196,794,946

REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 3.6%
American Homes 4 Rent Class A	105,000	2,416,050
American Tower Corp.	269,500	36,740,935
Boston Properties, Inc.	139,000	16,806,490
Colony NorthStar, Inc.	618,119	9,049,262
Corporate Office Properties Trust (SBI)	194,600	6,478,234
Corrections Corp. of America	109,800	3,041,460
DDR Corp.	181,600	1,850,504
Equinix, Inc.	61,100	27,539,603
Equity Lifestyle Properties, Inc.	243,600	21,266,280
Extra Space Storage, Inc.	122,900	9,770,550
Gaming & Leisure Properties	300,700	11,408,558
Healthcare Trust of America, Inc.	243,700	7,454,783
Omega Healthcare Investors, Inc. (b)	133,100	4,204,629
Prologis, Inc.	526,700	32,028,627
Store Capital Corp.	640,600	14,983,634
VEREIT, Inc.	1,534,500	12,751,695
		217,791,294
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	177,000	6,724,230

TOTAL REAL ESTATE		224,515,524

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	1,189,800	46,402,200
Level 3 Communications, Inc. (a)	253,230	14,859,536
Verizon Communications, Inc.	965,693	46,739,541
Zayo Group Holdings, Inc. (a)	238,600	7,823,694
		115,824,971
Wireless Telecommunication Services - 0.2%
Sprint Corp. (a)	161,064	1,285,291
T-Mobile U.S., Inc. (a)	144,063	8,882,925
		10,168,216

TOTAL TELECOMMUNICATION SERVICES		125,993,187

UTILITIES - 3.1%
Electric Utilities - 2.2%
Exelon Corp.	618,200	23,701,788
FirstEnergy Corp.	275,500	8,791,205
Great Plains Energy, Inc.	338,700	10,452,282
NextEra Energy, Inc.	395,900	57,837,031
PG&E Corp.	457,967	30,999,786
		131,782,092
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp. (a)	139,400	2,004,572
NRG Energy, Inc.	247,100	6,083,602
		8,088,174
Multi-Utilities - 0.8%
Sempra Energy	439,844	49,706,770

TOTAL UTILITIES		189,577,036

TOTAL COMMON STOCKS
(Cost $4,220,807,984)		5,960,708,156
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.99% to 1.01% 9/28/17 (c)
(Cost $9,554,657)	9,570,000	9,554,966
	Shares	Value

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 1.11% (d)	84,346,048	$84,362,917
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	4,225,760	4,226,183
TOTAL MONEY MARKET FUNDS
(Cost $88,582,256)		88,589,100
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $4,318,944,897)		6,058,852,222
NET OTHER ASSETS (LIABILITIES) - 0.5%		28,542,569
NET ASSETS - 100%		$6,087,394,791

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
512 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2017	63,180,800	$21,127

The face value of futures purchased as a percentage of Net Assets is 1.0%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,906,999.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$634,995
Fidelity Securities Lending Cash Central Fund	9,602
Total	$644,597

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$754,026,770	$754,026,770	$--	$--
Consumer Staples	466,873,216	466,873,216	--	--
Energy	345,433,057	345,433,057	--	--
Financials	882,761,186	882,761,186	--	--
Health Care	824,078,978	824,078,978	--	--
Industrials	610,539,375	610,539,375	--	--
Information Technology	1,340,114,881	1,340,114,881	--	--
Materials	196,794,946	196,794,946	--	--
Real Estate	224,515,524	224,515,524	--	--
Telecommunication Services	125,993,187	125,993,187	--	--
Utilities	189,577,036	189,577,036	--	--
U.S. Government and Government Agency Obligations	9,554,966	--	9,554,966	--
Money Market Funds	88,589,100	88,589,100	--	--
Total Investments in Securities:	$6,058,852,222	$6,049,297,256	$9,554,966	$--
Derivative Instruments:
Assets
Futures Contracts	$21,127	$21,127	$--	$--
Total Assets	$21,127	$21,127	$--	$--
Total Derivative Instruments:	$21,127	$21,127	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$21,127	$0
Total Equity Risk	21,127	0
Total Value of Derivatives	$21,127	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series All-Sector Equity Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,204,629) — See accompanying schedule: Unaffiliated issuers (cost $4,230,362,641)	$5,970,263,122
Fidelity Central Funds (cost $88,582,256)	88,589,100
Total Investments (cost $4,318,944,897)		$6,058,852,222
Receivable for investments sold		50,352,246
Receivable for fund shares sold		1,217,196
Dividends receivable		3,998,647
Distributions receivable from Fidelity Central Funds		88,130
Other receivables		160,323
Total assets		6,114,668,764
Liabilities
Payable to custodian bank	$2,716,845
Payable for investments purchased	17,182,790
Payable for fund shares redeemed	2,489,922
Payable for daily variation margin for derivative instruments	56,410
Other payables and accrued expenses	602,081
Collateral on securities loaned	4,225,925
Total liabilities		27,273,973
Net Assets		$6,087,394,791
Net Assets consist of:
Paid in capital		$3,929,139,839
Undistributed net investment income		41,579,248
Accumulated undistributed net realized gain (loss) on investments		376,797,864
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,739,877,840
Net Assets		$6,087,394,791
Series All-Sector Equity:
Net Asset Value, offering price and redemption price per share ($2,815,939,206 ÷ 214,696,503 shares)		$13.12
Class F:
Net Asset Value, offering price and redemption price per share ($3,271,455,585 ÷ 249,769,170 shares)		$13.10

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2017 (Unaudited)
Investment Income
Dividends		$52,606,913
Interest		20,509
Income from Fidelity Central Funds		644,597
Total income		53,272,019
Expenses
Management fee
Basic fee	$11,119,484
Performance adjustment	(1,301,648)
Transfer agent fees	1,464,180
Accounting and security lending fees	375,982
Custodian fees and expenses	61,244
Independent trustees' fees and expenses	12,054
Audit	21,761
Legal	3,071
Miscellaneous	36,224
Total expenses before reductions	11,792,352
Expense reductions	(57,096)	11,735,256
Net investment income (loss)		41,536,763
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	381,609,348
Fidelity Central Funds	5,068
Futures contracts	4,099,250
Total net realized gain (loss)		385,713,666
Change in net unrealized appreciation (depreciation) on: Investment securities	160,638,205
Assets and liabilities in foreign currencies	5,867
Futures contracts	(213,510)
Delayed delivery commitments	6,659
Total change in net unrealized appreciation (depreciation)		160,437,221
Net gain (loss)		546,150,887
Net increase (decrease) in net assets resulting from operations		$587,687,650

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2017 (Unaudited)	Year ended January 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,536,763	$83,164,423
Net realized gain (loss)	385,713,666	986,028,219
Change in net unrealized appreciation (depreciation)	160,437,221	553,261,938
Net increase (decrease) in net assets resulting from operations	587,687,650	1,622,454,580
Distributions to shareholders from net investment income	(994,549)	(83,080,612)
Distributions to shareholders from net realized gain	(202,987,275)	(924,487,766)
Total distributions	(203,981,824)	(1,007,568,378)
Share transactions - net increase (decrease)	(252,915,462)	(4,145,029,306)
Total increase (decrease) in net assets	130,790,364	(3,530,143,104)
Net Assets
Beginning of period	5,956,604,427	9,486,747,531
End of period	$6,087,394,791	$5,956,604,427
Other Information
Undistributed net investment income end of period	$41,579,248	$1,037,034

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series All-Sector Equity Fund

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.33	$12.02	$13.80	$13.89	$12.57	$11.82
Income from Investment Operations
Net investment income (loss)A	.08	.12	.12	.13	.12	.16
Net realized and unrealized gain (loss)	1.14	2.33	(.54)	1.63	2.86	1.72
Total from investment operations	1.22	2.45	(.42)	1.76	2.98	1.88
Distributions from net investment income	–B	(.18)	(.14)C	(.12)	(.14)	(.21)
Distributions from net realized gain	(.43)	(1.96)	(1.22)C	(1.73)	(1.52)	(.92)
Total distributions	(.43)	(2.14)	(1.36)	(1.85)	(1.66)	(1.13)
Net asset value, end of period	$13.12	$12.33	$12.02	$13.80	$13.89	$12.57
Total ReturnD,E	10.08%	21.03%	(3.55)%	12.68%	24.13%	16.32%
Ratios to Average Net AssetsF,G
Expenses before reductions	.44%H	.68%	.73%	.67%	.65%	.73%
Expenses net of fee waivers, if any	.44%H	.68%	.73%	.67%	.65%	.73%
Expenses net of all reductions	.44%H	.67%	.73%	.67%	.65%	.71%
Net investment income (loss)	1.30%H	.95%	.85%	.92%	.89%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$2,815,939	$2,736,748	$4,418,280	$4,969,503	$5,164,386	$5,293,761
Portfolio turnover rateI	50%H	43%	66%	65%	72%	124%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series All-Sector Equity Fund Class F

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.30	$12.01	$13.79	$13.88	$12.56	$11.82
Income from Investment Operations
Net investment income (loss)A	.09	.14	.14	.16	.15	.18
Net realized and unrealized gain (loss)	1.14	2.32	(.54)	1.63	2.86	1.72
Total from investment operations	1.23	2.46	(.40)	1.79	3.01	1.90
Distributions from net investment income	–B	(.21)	(.16)C	(.15)	(.17)	(.24)
Distributions from net realized gain	(.43)	(1.96)	(1.22)C	(1.73)	(1.52)	(.92)
Total distributions	(.43)	(2.17)	(1.38)	(1.88)	(1.69)	(1.16)
Net asset value, end of period	$13.10	$12.30	$12.01	$13.79	$13.88	$12.56
Total ReturnD,E	10.20%	21.11%	(3.38)%	12.88%	24.37%	16.54%
Ratios to Average Net AssetsF,G
Expenses before reductions	.34%H	.52%	.57%	.50%	.47%	.53%
Expenses net of fee waivers, if any	.34%H	.52%	.57%	.50%	.47%	.53%
Expenses net of all reductions	.33%H	.51%	.56%	.50%	.47%	.51%
Net investment income (loss)	1.40%H	1.11%	1.02%	1.09%	1.07%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$3,271,456	$3,219,857	$5,068,468	$5,430,266	$5,117,662	$4,488,699
Portfolio turnover rateI	50%H	43%	66%	65%	72%	124%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series Value Discovery Fund

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.0	3.6
Wells Fargo & Co.	3.2	2.1
Chevron Corp.	2.9	1.3
Berkshire Hathaway, Inc. Class B	2.5	0.0
Johnson & Johnson	2.4	3.1
Amgen, Inc.	2.4	1.0
Cisco Systems, Inc.	2.2	3.5
Alphabet, Inc. Class A	2.1	0.0
U.S. Bancorp	1.8	1.2
Verizon Communications, Inc.	1.7	2.3
	25.2

Top Five Market Sectors as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.3	24.3
Health Care	16.1	9.1
Information Technology	10.5	9.3
Consumer Discretionary	8.3	8.8
Energy	8.1	11.0

Asset Allocation (% of fund's net assets)

As of July 31, 2017*,**
Stocks	94.1%
Convertible Securities	0.6%
Other Investments	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	5.0%

 * Foreign investments - 16.4%

 ** Written options - (0.0)%

As of January 31, 2017*,**
Stocks	93.6%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	6.2%

 * Foreign investments - 8.1%

 ** Written options - (0.1)%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Series Value Discovery Fund

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
CONSUMER DISCRETIONARY - 8.3%
Automobiles - 0.5%
General Motors Co.	996,950	$35,870,261
Hotels, Restaurants & Leisure - 0.3%
Dunkin' Brands Group, Inc.	394,807	20,936,615
Household Durables - 0.3%
M.D.C. Holdings, Inc.	506,826	17,379,064
Tupperware Brands Corp.	63,023	3,826,126
		21,205,190
Leisure Products - 0.1%
Vista Outdoor, Inc. (a)	266,717	6,158,496
Media - 5.4%
CBS Corp. Class B	999,324	65,785,499
Charter Communications, Inc. Class A (a)	126,400	49,537,424
Cinemark Holdings, Inc.	1,040,613	40,479,846
Comcast Corp. Class A	440,206	17,806,333
Lions Gate Entertainment Corp. Class B (a)	735,920	20,245,159
Time Warner, Inc.	950,582	97,358,608
Twenty-First Century Fox, Inc. Class A	2,284,178	66,469,580
		357,682,449
Multiline Retail - 0.2%
Kohl's Corp.	90,230	3,731,011
Macy's, Inc.	35,340	839,325
Target Corp.	151,772	8,600,919
		13,171,255
Specialty Retail - 0.3%
Cabela's, Inc. Class A (a)	369,881	21,075,819
Williams-Sonoma, Inc. (b)	14,429	669,938
		21,745,757
Textiles, Apparel & Luxury Goods - 1.2%
LVMH Moet Hennessy - Louis Vuitton SA	130,014	32,658,034
PVH Corp.	370,014	44,138,970
		76,797,004

TOTAL CONSUMER DISCRETIONARY		553,567,027

CONSUMER STAPLES - 7.8%
Beverages - 1.1%
Molson Coors Brewing Co. Class B	185,163	16,475,804
PepsiCo, Inc.	413,982	48,274,441
The Coca-Cola Co.	128,293	5,880,951
		70,631,196
Food & Staples Retailing - 3.0%
CVS Health Corp.	1,419,342	113,448,006
Sysco Corp.	685,100	36,049,962
Wal-Mart Stores, Inc.	200,092	16,005,359
Walgreens Boots Alliance, Inc.	393,246	31,723,155
Whole Foods Market, Inc.	161,066	6,726,116
		203,952,598
Food Products - 1.3%
B&G Foods, Inc. Class A	364,369	13,208,376
Kellogg Co.	322,562	21,934,216
Seaboard Corp.	598	2,556,450
The J.M. Smucker Co.	382,132	46,581,891
		84,280,933
Household Products - 0.9%
Kimberly-Clark Corp.	30,118	3,709,333
Procter & Gamble Co.	641,313	58,244,047
		61,953,380
Personal Products - 0.7%
Unilever NV:
(Certificaten Van Aandelen) (Bearer)	409,300	23,853,028
(NY Reg.)	377,800	21,976,626
		45,829,654
Tobacco - 0.8%
British American Tobacco PLC:
(United Kingdom)	377,700	23,495,108
sponsored ADR	515,681	32,240,376
		55,735,484

TOTAL CONSUMER STAPLES		522,383,245

ENERGY - 7.8%
Oil, Gas & Consumable Fuels - 7.8%
Apache Corp.	199,945	9,893,279
Chevron Corp.	1,782,592	194,641,220
ConocoPhillips Co.	420,084	19,059,211
GasLog Ltd.	789,500	14,408,375
GasLog Partners LP	169,466	4,194,284
Golar LNG Ltd.	389,944	9,284,567
Golar LNG Partners LP	388,680	8,749,187
Hoegh LNG Partners LP	330,514	6,494,600
Kinder Morgan, Inc.	499,695	10,208,769
MPLX LP	298,143	10,837,498
Phillips 66 Co.	549,711	46,038,296
Suncor Energy, Inc.	997,300	32,532,738
The Williams Companies, Inc.	2,486,724	79,028,089
Williams Partners LP	1,876,697	77,751,557
		523,121,670
FINANCIALS - 27.3%
Banks - 11.8%
Comerica, Inc.	223,142	16,135,398
JPMorgan Chase & Co.	2,869,930	263,459,570
KeyCorp	419,870	7,574,455
PNC Financial Services Group, Inc.	606,691	78,141,801
Regions Financial Corp.	601,918	8,788,003
SunTrust Banks, Inc.	1,394,700	79,902,363
U.S. Bancorp	2,303,060	121,555,507
Wells Fargo & Co.	3,978,600	214,605,684
		790,162,781
Capital Markets - 4.8%
Apollo Global Management LLC Class A	289,168	8,125,621
Ares Capital Corp.	540,217	8,854,157
Ares Management LP	79,375	1,468,438
Goldman Sachs Group, Inc.	329,027	74,139,654
KKR & Co. LP	3,432,694	66,525,610
Morgan Stanley	353,405	16,574,695
State Street Corp.	372,143	34,694,892
The Blackstone Group LP	3,056,446	102,238,119
TPG Specialty Lending, Inc.	208,976	4,338,342
Virtu Financial, Inc. Class A (b)	91,331	1,511,528
		318,471,056
Consumer Finance - 2.0%
Capital One Financial Corp.	403,263	34,753,205
Discover Financial Services	838,154	51,077,105
Synchrony Financial	1,656,910	50,237,511
		136,067,821
Diversified Financial Services - 2.5%
Berkshire Hathaway, Inc. Class B (a)	934,842	163,569,305
Insurance - 4.1%
Allstate Corp.	390,437	35,529,767
Chubb Ltd.	555,275	81,325,577
FNF Group	700,460	34,224,476
Marsh & McLennan Companies, Inc.	22,000	1,715,340
Prudential Financial, Inc.	188,518	21,345,893
Prudential PLC	2,263,996	55,242,626
The Travelers Companies, Inc.	339,137	43,440,058
		272,823,737
Mortgage Real Estate Investment Trusts - 2.1%
Agnc Investment Corp.	2,694,578	57,071,162
Annaly Capital Management, Inc.	3,724,068	44,800,538
KKR Real Estate Finance Trust, Inc.	311,372	6,383,126
MFA Financial, Inc.	3,675,735	31,206,990
		139,461,816

TOTAL FINANCIALS		1,820,556,516

HEALTH CARE - 15.5%
Biotechnology - 3.0%
Amgen, Inc.	897,877	156,688,515
Shire PLC sponsored ADR	255,778	42,853,046
		199,541,561
Health Care Equipment & Supplies - 1.2%
Dentsply Sirona, Inc.	146,546	9,090,248
Medtronic PLC	831,926	69,856,826
		78,947,074
Health Care Providers & Services - 3.6%
Aetna, Inc.	359,800	55,520,738
Anthem, Inc.	256,388	47,742,009
Cigna Corp.	485,704	84,298,786
McKesson Corp.	327,343	52,987,011
		240,548,544
Pharmaceuticals - 7.7%
Allergan PLC	449,919	113,528,061
Bayer AG	682,400	86,558,461
Johnson & Johnson	1,203,703	159,755,462
Pfizer, Inc.	762,077	25,270,473
Sanofi SA sponsored ADR	704,817	33,380,133
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,098,993	99,694,605
		518,187,195

TOTAL HEALTH CARE		1,037,224,374

INDUSTRIALS - 6.7%
Aerospace & Defense - 1.8%
General Dynamics Corp.	14,839	2,913,341
Raytheon Co.	25,907	4,450,045
United Technologies Corp.	959,700	113,791,629
		121,155,015
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	334,320	36,872,153
Commercial Services & Supplies - 0.3%
KAR Auction Services, Inc.	403,649	16,969,404
Electrical Equipment - 0.3%
AMETEK, Inc.	11,479	706,877
Eaton Corp. PLC	271,029	21,208,019
		21,914,896
Industrial Conglomerates - 1.6%
General Electric Co.	4,112,336	105,316,925
Machinery - 0.4%
Deere & Co.	210,996	27,066,567
Professional Services - 1.3%
Dun & Bradstreet Corp.	237,793	26,337,953
Nielsen Holdings PLC	1,414,303	60,829,172
		87,167,125
Trading Companies & Distributors - 0.5%
AerCap Holdings NV (a)	662,850	32,545,935

TOTAL INDUSTRIALS		449,008,020

INFORMATION TECHNOLOGY - 10.5%
Communications Equipment - 3.3%
Cisco Systems, Inc.	4,681,402	147,230,093
Harris Corp.	332,122	38,018,005
Juniper Networks, Inc.	1,276,828	35,687,343
		220,935,441
Electronic Equipment & Components - 0.8%
Dell Technologies, Inc. (a)	48,091	3,090,809
TE Connectivity Ltd.	621,143	49,933,686
		53,024,495
Internet Software & Services - 2.7%
Alphabet, Inc. Class A (a)	148,300	140,217,650
comScore, Inc. (a)	178,886	5,370,337
VeriSign, Inc. (a)	345,330	34,937,036
		180,525,023
IT Services - 1.4%
Amdocs Ltd.	212,541	14,276,379
Cognizant Technology Solutions Corp. Class A	631,313	43,762,617
First Data Corp. Class A (a)	1,304,563	24,343,146
Paychex, Inc.	39,957	2,311,512
The Western Union Co.	549,673	10,856,042
		95,549,696
Semiconductors & Semiconductor Equipment - 0.8%
Lattice Semiconductor Corp. (a)	559,789	3,896,131
Maxim Integrated Products, Inc.	231,648	10,526,085
NXP Semiconductors NV (a)	222,839	24,585,827
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	281,444	10,120,726
		49,128,769
Software - 0.0%
SS&C Technologies Holdings, Inc.	32,077	1,243,305
Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.	669,100	99,515,243

TOTAL INFORMATION TECHNOLOGY		699,921,972

MATERIALS - 3.0%
Chemicals - 1.4%
CF Industries Holdings, Inc.	44,237	1,298,356
LyondellBasell Industries NV Class A	725,600	65,369,304
Monsanto Co.	214,633	25,073,427
		91,741,087
Containers & Packaging - 1.6%
Ball Corp.	1,007,429	42,211,275
Graphic Packaging Holding Co.	3,116,844	41,111,172
WestRock Co.	421,118	24,180,596
		107,503,043

TOTAL MATERIALS		199,244,130

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Cousins Properties, Inc.	318,549	2,927,465
Crown Castle International Corp.	44,320	4,457,706
Duke Realty Corp.	131,484	3,759,128
Piedmont Office Realty Trust, Inc. Class A	186,343	3,915,066
Public Storage	19,683	4,046,234
Sabra Health Care REIT, Inc.	15,330	355,656
Ventas, Inc.	44,366	2,988,050
		22,449,305
Real Estate Management & Development - 0.7%
CBRE Group, Inc. (a)	1,264,010	48,019,740

TOTAL REAL ESTATE		70,469,045

TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
Verizon Communications, Inc.	2,383,039	115,339,088
UTILITIES - 4.4%
Electric Utilities - 4.0%
Duke Energy Corp.	78,583	6,688,985
Entergy Corp.	199,875	15,334,410
Exelon Corp.	2,580,600	98,940,204
PPL Corp.	1,686,700	64,651,211
Xcel Energy, Inc.	1,712,800	81,032,568
		266,647,378
Gas Utilities - 0.2%
WGL Holdings, Inc.	193,017	16,545,417
Multi-Utilities - 0.2%
CenterPoint Energy, Inc.	401,636	11,322,119

TOTAL UTILITIES		294,514,914

TOTAL COMMON STOCKS
(Cost $5,812,126,191)		6,285,350,001

Convertible Preferred Stocks - 0.6%
HEALTH CARE - 0.6%
Pharmaceuticals - 0.6%
Teva Pharmaceutical Industries Ltd. 7%
(Cost $38,587,045)	65,800	38,085,040

Other - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Utica Shale Drilling Program (non-operating revenue interest)(c)(d)
(Cost $23,157,786)	23,157,786	23,157,786

Money Market Funds - 5.2%
Fidelity Cash Central Fund, 1.11% (e)	347,895,784	347,965,364
Fidelity Securities Lending Cash Central Fund 1.11% (e)(f)	2,458,125	2,458,371
TOTAL MONEY MARKET FUNDS
(Cost $350,423,489)		350,423,735
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $6,224,294,511)		6,697,016,562
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(15,973,254)
NET ASSETS - 100%		$6,681,043,308

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,157,786 or 0.3% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 11/4/16	$23,157,786

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,797,867
Fidelity Securities Lending Cash Central Fund	329,012
Total	$2,126,879

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$553,567,027	$520,908,993	$32,658,034	$--
Consumer Staples	522,383,245	475,035,109	47,348,136	--
Energy	523,121,670	523,121,670	--	--
Financials	1,820,556,516	1,765,313,890	55,242,626	--
Health Care	1,075,309,414	1,037,224,374	38,085,040	--
Industrials	449,008,020	449,008,020	--	--
Information Technology	699,921,972	699,921,972	--	--
Materials	199,244,130	199,244,130	--	--
Real Estate	70,469,045	70,469,045	--	--
Telecommunication Services	115,339,088	115,339,088	--	--
Utilities	294,514,914	294,514,914	--	--
Other	23,157,786	--	--	23,157,786
Money Market Funds	350,423,735	350,423,735	--	--
Total Investments in Securities:	$6,697,016,562	$6,500,524,940	$173,333,836	$23,157,786

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.6%
Ireland	3.1%
Netherlands	2.6%
Israel	2.1%
United Kingdom	2.0%
Switzerland	2.0%
Germany	1.3%
France	1.0%
Others (Individually Less Than 1%)	2.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series Value Discovery Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,415,562) — See accompanying schedule: Unaffiliated issuers (cost $5,873,871,022)	$6,346,592,827
Fidelity Central Funds (cost $350,423,489)	350,423,735
Total Investments (cost $6,224,294,511)		$6,697,016,562
Restricted cash		455,601
Receivable for investments sold		1,184,445,239
Receivable for fund shares sold		1,440,838
Dividends receivable		9,772,179
Distributions receivable from Fidelity Central Funds		145,759
Other receivables		26,556
Total assets		7,893,302,734
Liabilities
Payable for investments purchased	$1,208,161,200
Payable for fund shares redeemed	1,599,478
Other payables and accrued expenses	50,130
Collateral on securities loaned	2,448,618
Total liabilities		1,212,259,426
Net Assets		$6,681,043,308
Net Assets consist of:
Paid in capital		$4,441,893,266
Distributions in excess of net investment income		(58,414,881)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,824,837,106
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		472,727,817
Net Assets		$6,681,043,308
Series Value Discovery:
Net Asset Value, offering price and redemption price per share ($2,674,253,129 ÷ 200,160,833 shares)		$13.36
Class F:
Net Asset Value, offering price and redemption price per share ($4,006,790,179 ÷ 299,937,114 shares)		$13.36

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2017 (Unaudited)
Investment Income
Dividends		$163,214,994
Income from Fidelity Central Funds		2,126,879
Total income		165,341,873
Expenses
Management fee	$19,550,513
Transfer agent fees	2,632,829
Accounting and security lending fees	474,610
Custodian fees and expenses	73,432
Independent trustees' fees and expenses	24,481
Audit	16,988
Legal	2,913
Interest	15,884
Miscellaneous	54,310
Total expenses before reductions	22,845,960
Expense reductions	(117,946)	22,728,014
Net investment income (loss)		142,613,859
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	284,087,972
Redemption in-kind with affiliated entities	1,529,538,334
Fidelity Central Funds	57,233
Foreign currency transactions	52,417
Written options	7,844,091
Total net realized gain (loss)		1,821,580,047
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,436,174,474)
Assets and liabilities in foreign currencies	5,766
Written options	414,390
Total change in net unrealized appreciation (depreciation)		(1,435,754,318)
Net gain (loss)		385,825,729
Net increase (decrease) in net assets resulting from operations		$528,439,588

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2017 (Unaudited)	Year ended January 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$142,613,859	$278,768,904
Net realized gain (loss)	1,821,580,047	205,727,446
Change in net unrealized appreciation (depreciation)	(1,435,754,318)	2,236,635,252
Net increase (decrease) in net assets resulting from operations	528,439,588	2,721,131,602
Distributions to shareholders from net investment income	(109,380,024)	(273,192,794)
Distributions to shareholders from net realized gain	(128,444,472)	(244,271,206)
Total distributions	(237,824,496)	(517,464,000)
Share transactions - net increase (decrease)	(6,474,496,339)	(361,344,594)
Total increase (decrease) in net assets	(6,183,881,247)	1,842,323,008
Net Assets
Beginning of period	12,864,924,555	11,022,601,547
End of period	$6,681,043,308	$12,864,924,555
Other Information
Distributions in excess of net investment income end of period	$(58,414,881)	$(91,648,716)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Value Discovery Fund

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$13.03	$10.83	$12.31	$11.80	$10.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.27	.31	.32	.25	.03
Net realized and unrealized gain (loss)	.47	2.44	(.80)	.87	1.50	.56
Total from investment operations	.63	2.71	(.49)	1.19	1.75	.59
Distributions from net investment income	(.17)	(.26)	(.32)	(.28)	(.24)	(.02)
Distributions from net realized gain	(.13)	(.25)	(.67)	(.40)	(.28)	–
Total distributions	(.30)	(.51)	(.99)	(.68)	(.52)	(.02)
Net asset value, end of period	$13.36	$13.03	$10.83	$12.31	$11.80	$10.57
Total ReturnC,D	4.87%	25.40%	(4.32)%	9.91%	16.57%	5.89%
Ratios to Average Net AssetsE,F
Expenses before reductions	.48%G	.62%	.62%	.63%	.65%	.68%G
Expenses net of fee waivers, if any	.47%G	.62%	.62%	.63%	.65%	.68%G
Expenses net of all reductions	.47%G	.62%	.62%	.63%	.65%	.59%G
Net investment income (loss)	2.44%G	2.21%	2.51%	2.50%	2.17%	2.17%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,674,253	$5,063,707	$4,400,959	$4,809,405	$4,826,469	$2,493,356
Portfolio turnover rateH	82%G,I	42%	41%	38%	42%	47%J

 A For the period December 6, 2012 (commencement of operations) to January 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Value Discovery Fund Class F

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$13.04	$10.83	$12.32	$11.80	$10.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.17	.29	.33	.34	.28	.04
Net realized and unrealized gain (loss)	.46	2.45	(.81)	.88	1.48	.55
Total from investment operations	.63	2.74	(.48)	1.22	1.76	.59
Distributions from net investment income	(.18)	(.28)	(.34)	(.30)	(.26)	(.02)
Distributions from net realized gain	(.13)	(.25)	(.67)	(.40)	(.28)	–
Total distributions	(.31)	(.53)	(1.01)	(.70)	(.53)C	(.02)
Net asset value, end of period	$13.36	$13.04	$10.83	$12.32	$11.80	$10.57
Total ReturnD,E	4.90%	25.69%	(4.24)%	10.19%	16.75%	5.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.36%H	.46%	.46%	.46%	.47%	.49%H
Expenses net of fee waivers, if any	.36%H	.46%	.46%	.46%	.47%	.49%H
Expenses net of all reductions	.35%H	.46%	.46%	.46%	.47%	.40%H
Net investment income (loss)	2.56%H	2.37%	2.67%	2.67%	2.35%	2.35%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,006,790	$7,801,218	$6,621,643	$6,951,894	$6,295,920	$2,752,016
Portfolio turnover rateI	82%H,J	42%	41%	38%	42%	47%K

 A For the period December 6, 2012 (commencement of operations) to January 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.53 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.276 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series Stock Selector Large Cap Value Fund

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	3.8	3.8
Berkshire Hathaway, Inc. Class B	3.8	3.9
Chevron Corp.	3.5	4.5
Procter & Gamble Co.	2.5	2.7
Johnson & Johnson	2.4	2.3
AT&T, Inc.	1.9	2.2
Cisco Systems, Inc.	1.9	2.0
ConocoPhillips Co.	1.8	2.1
Merck & Co., Inc.	1.7	1.5
Goldman Sachs Group, Inc.	1.7	1.8
	25.0

Top Five Market Sectors as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.6	25.8
Health Care	12.1	9.8
Energy	10.8	12.8
Consumer Staples	8.8	7.9
Information Technology	7.7	9.3

Asset Allocation (% of fund's net assets)

As of July 31, 2017*
Stocks and Equity Futures	95.9%
Short-Term Investments and Net Other Assets (Liabilities)	4.1%

 * Foreign investments - 7.1%

As of January 31, 2017*
Stocks and Equity Futures	96.5%
Short-Term Investments and Net Other Assets (Liabilities)	3.5%

 * Foreign investments - 6.5%

Fidelity® Series Stock Selector Large Cap Value Fund

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
CONSUMER DISCRETIONARY - 7.0%
Auto Components - 0.6%
Delphi Automotive PLC	595,949	$53,885,709
Diversified Consumer Services - 0.4%
ServiceMaster Global Holdings, Inc. (a)	809,344	35,578,762
Hotels, Restaurants & Leisure - 0.3%
Wyndham Worldwide Corp.	258,200	26,948,334
Household Durables - 0.7%
Whirlpool Corp.	360,800	64,179,104
Internet & Direct Marketing Retail - 0.5%
Liberty Interactive Corp. QVC Group Series A (a)	2,195,744	52,566,111
Leisure Products - 0.3%
Mattel, Inc.	1,243,600	24,896,872
Media - 3.3%
Liberty Broadband Corp. Class C (a)	936,911	92,922,833
The Walt Disney Co.	605,600	66,573,608
Time Warner, Inc.	761,900	78,033,798
Twenty-First Century Fox, Inc. Class A	2,597,940	75,600,054
		313,130,293
Multiline Retail - 0.6%
Target Corp.	1,028,409	58,279,938
Textiles, Apparel & Luxury Goods - 0.3%
PVH Corp.	273,825	32,664,584

TOTAL CONSUMER DISCRETIONARY		662,129,707

CONSUMER STAPLES - 8.8%
Beverages - 0.8%
Molson Coors Brewing Co. Class B	852,300	75,837,654
Food & Staples Retailing - 2.4%
Kroger Co.	2,711,400	66,483,528
Wal-Mart Stores, Inc.	599,373	47,943,846
Walgreens Boots Alliance, Inc.	1,410,725	113,803,186
		228,230,560
Food Products - 2.3%
Mondelez International, Inc.	1,163,700	51,226,074
The J.M. Smucker Co.	601,242	73,291,400
The Kraft Heinz Co.	1,136,900	99,433,274
		223,950,748
Household Products - 2.5%
Procter & Gamble Co.	2,575,815	233,935,518
Tobacco - 0.8%
Philip Morris International, Inc.	666,200	77,752,202

TOTAL CONSUMER STAPLES		839,706,682

ENERGY - 10.8%
Energy Equipment & Services - 1.2%
Baker Hughes, a GE Co. Class A	2,133,000	78,686,370
Dril-Quip, Inc. (a)	820,730	36,604,558
		115,290,928
Oil, Gas & Consumable Fuels - 9.6%
Cabot Oil & Gas Corp.	2,590,300	64,420,761
Cenovus Energy, Inc.	8,706,800	73,118,264
Cheniere Energy, Inc. (a)	1,461,100	66,041,720
Chevron Corp.	3,023,614	330,148,413
ConocoPhillips Co.	3,854,300	174,869,591
EQT Corp.	853,600	54,374,320
Phillips 66 Co.	1,063,100	89,034,625
Valero Energy Corp.	837,400	57,755,478
		909,763,172

TOTAL ENERGY		1,025,054,100

FINANCIALS - 24.6%
Banks - 8.5%
CIT Group, Inc.	1,848,600	88,085,790
Citigroup, Inc.	1,381,600	94,570,520
PNC Financial Services Group, Inc.	735,400	94,719,520
Popular, Inc.	553,452	23,322,467
U.S. Bancorp	2,832,992	149,525,318
Wells Fargo & Co.	6,740,025	363,556,947
		813,780,562
Capital Markets - 3.5%
Franklin Resources, Inc.	1,989,300	89,080,854
Goldman Sachs Group, Inc.	710,078	160,001,876
The Blackstone Group LP	2,493,500	83,407,575
		332,490,305
Consumer Finance - 4.0%
Ally Financial, Inc.	3,121,000	70,659,440
Capital One Financial Corp.	1,382,114	119,110,585
Discover Financial Services	2,034,200	123,964,148
Synchrony Financial	2,340,000	70,948,800
		384,682,973
Diversified Financial Services - 3.8%
Berkshire Hathaway, Inc. Class B (a)	2,053,761	359,346,562
Insurance - 4.8%
AFLAC, Inc.	1,168,281	93,170,410
Chubb Ltd.	835,961	122,434,848
MetLife, Inc.	617,349	33,954,195
Reinsurance Group of America, Inc.	599,900	84,105,980
The Travelers Companies, Inc.	938,200	120,174,038
		453,839,471

TOTAL FINANCIALS		2,344,139,873

HEALTH CARE - 12.1%
Biotechnology - 2.3%
Alexion Pharmaceuticals, Inc. (a)	182,800	25,105,752
Amgen, Inc.	737,400	128,683,674
Gilead Sciences, Inc.	727,400	55,347,866
Shire PLC sponsored ADR	39,000	6,534,060
		215,671,352
Health Care Equipment & Supplies - 1.7%
Danaher Corp.	909,500	74,115,155
Medtronic PLC	1,073,436	90,136,421
		164,251,576
Health Care Providers & Services - 1.1%
Aetna, Inc.	377,100	58,190,301
Cigna Corp.	210,200	36,482,312
Humana, Inc.	59,500	13,756,400
		108,429,013
Pharmaceuticals - 7.0%
Bristol-Myers Squibb Co.	335,300	19,078,570
Jazz Pharmaceuticals PLC (a)	763,395	117,265,106
Johnson & Johnson	1,695,759	225,061,134
Merck & Co., Inc.	2,523,900	161,226,732
Pfizer, Inc.	4,235,498	140,449,114
		663,080,656

TOTAL HEALTH CARE		1,151,432,597

INDUSTRIALS - 7.4%
Aerospace & Defense - 1.3%
Raytheon Co.	296,423	50,916,579
United Technologies Corp.	660,837	78,355,443
		129,272,022
Airlines - 0.8%
American Airlines Group, Inc.	1,430,320	72,145,341
Construction & Engineering - 0.7%
AECOM (a)	1,986,194	63,359,589
Electrical Equipment - 1.2%
AMETEK, Inc.	686,980	42,304,228
Fortive Corp.	533,506	34,539,178
Sensata Technologies Holding BV (a)	787,600	35,536,512
		112,379,918
Industrial Conglomerates - 1.9%
General Electric Co.	5,949,039	152,354,889
Honeywell International, Inc.	189,500	25,794,740
		178,149,629
Road & Rail - 1.0%
CSX Corp.	521,269	25,719,412
Norfolk Southern Corp.	428,000	48,184,240
Union Pacific Corp.	209,500	21,570,120
		95,473,772
Trading Companies & Distributors - 0.5%
HD Supply Holdings, Inc. (a)	1,630,097	52,961,852

TOTAL INDUSTRIALS		703,742,123

INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 2.3%
Cisco Systems, Inc.	5,623,335	176,853,886
CommScope Holding Co., Inc. (a)	596,100	21,924,558
Juniper Networks, Inc.	635,100	17,751,045
		216,529,489
Electronic Equipment & Components - 0.4%
Dell Technologies, Inc. (a)	531,200	34,140,224
Internet Software & Services - 0.7%
Akamai Technologies, Inc. (a)	484,200	22,825,188
Alphabet, Inc. Class A (a)	47,900	45,289,450
		68,114,638
IT Services - 1.6%
Amdocs Ltd.	1,369,269	91,973,799
Cognizant Technology Solutions Corp. Class A	338,400	23,457,888
Leidos Holdings, Inc.	743,500	39,732,640
		155,164,327
Semiconductors & Semiconductor Equipment - 1.0%
Qualcomm, Inc.	1,855,600	98,699,364
Software - 1.3%
Oracle Corp.	2,153,600	107,529,248
SS&C Technologies Holdings, Inc.	394,727	15,299,619
		122,828,867
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.	256,000	38,074,880

TOTAL INFORMATION TECHNOLOGY		733,551,789

MATERIALS - 2.6%
Chemicals - 2.2%
E.I. du Pont de Nemours & Co.	1,127,000	92,650,670
Eastman Chemical Co.	448,500	37,297,260
LyondellBasell Industries NV Class A	526,400	47,423,376
Westlake Chemical Corp.	499,500	35,144,820
		212,516,126
Containers & Packaging - 0.4%
Ball Corp.	928,602	38,908,424

TOTAL MATERIALS		251,424,550

REAL ESTATE - 4.4%
Equity Real Estate Investment Trusts (REITs) - 4.3%
American Tower Corp.	247,900	33,796,207
AvalonBay Communities, Inc.	301,983	58,086,430
Boston Properties, Inc.	340,414	41,159,457
Colony NorthStar, Inc.	1,823,106	26,690,272
Equity Residential (SBI)	886,440	60,331,106
Essex Property Trust, Inc.	126,200	33,026,540
Forest City Realty Trust, Inc. Class A	224,200	5,465,996
General Growth Properties, Inc.	1,298,056	29,349,046
JBG SMITH Properties (a)	29,655	1,052,159
Public Storage	125,533	25,805,819
Simon Property Group, Inc.	185,200	29,354,200
The Macerich Co.	227,000	13,027,530
Vornado Realty Trust	251,400	19,948,590
Welltower, Inc.	398,800	29,267,932
WP Glimcher, Inc.	448,300	4,043,666
		410,404,950
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	312,829	11,884,374

TOTAL REAL ESTATE		422,289,324

TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	4,658,165	181,668,435
Verizon Communications, Inc.	2,283,200	110,506,880
		292,175,315
Wireless Telecommunication Services - 0.1%
KDDI Corp.	545,100	14,443,502

TOTAL TELECOMMUNICATION SERVICES		306,618,817

UTILITIES - 5.9%
Electric Utilities - 3.9%
Alliant Energy Corp.	1,232,600	49,957,278
Exelon Corp.	1,919,100	73,578,294
NextEra Energy, Inc.	704,900	102,978,841
PG&E Corp.	1,145,600	77,545,664
Xcel Energy, Inc.	1,457,600	68,959,056
		373,019,133
Independent Power and Renewable Electricity Producers - 0.6%
NRG Energy, Inc.	1,190,200	29,302,724
The AES Corp.	3,045,600	34,049,808
		63,352,532
Multi-Utilities - 1.4%
CMS Energy Corp.	1,215,100	56,186,224
Sempra Energy	656,168	74,153,546
		130,339,770

TOTAL UTILITIES		566,711,435

TOTAL COMMON STOCKS
(Cost $7,631,155,024)		9,006,800,997
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.94% to 1.01% 9/21/17 to 9/28/17 (b)
(Cost $8,227,752)	8,240,000	8,227,820
	Shares	Value

Money Market Funds - 5.0%
Fidelity Cash Central Fund, 1.11% (c)
(Cost $482,901,797)	482,867,160	482,963,733
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $8,122,284,573)		9,497,992,550
NET OTHER ASSETS (LIABILITIES) - 0.4%		33,941,223
NET ASSETS - 100%		$9,531,933,773

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
2,385 ICE Russell 1000 Value Index Contracts (United States)	Sept. 2017	137,364,075	$1,179,364

The face value of futures purchased as a percentage of Net Assets is 1.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,246,467.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,054,020
Fidelity Securities Lending Cash Central Fund	282
Total	$2,054,302

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$662,129,707	$662,129,707	$--	$--
Consumer Staples	839,706,682	839,706,682	--	--
Energy	1,025,054,100	1,025,054,100	--	--
Financials	2,344,139,873	2,344,139,873	--	--
Health Care	1,151,432,597	1,151,432,597	--	--
Industrials	703,742,123	703,742,123	--	--
Information Technology	733,551,789	733,551,789	--	--
Materials	251,424,550	251,424,550	--	--
Real Estate	422,289,324	422,289,324	--	--
Telecommunication Services	306,618,817	292,175,315	14,443,502	--
Utilities	566,711,435	566,711,435	--	--
U.S. Government and Government Agency Obligations	8,227,820	--	8,227,820	--
Money Market Funds	482,963,733	482,963,733	--	--
Total Investments in Securities:	$9,497,992,550	$9,475,321,228	$22,671,322	$--
Derivative Instruments:
Assets
Futures Contracts	$1,179,364	$1,179,364	$--	$--
Total Assets	$1,179,364	$1,179,364	$--	$--
Total Derivative Instruments:	$1,179,364	$1,179,364	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,179,364	$0
Total Equity Risk	1,179,364	0
Total Value of Derivatives	$1,179,364	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series Stock Selector Large Cap Value Fund

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $7,639,382,776)	$9,015,028,817
Fidelity Central Funds (cost $482,901,797)	482,963,733
Total Investments (cost $8,122,284,573)		$9,497,992,550
Cash		5,679
Receivable for investments sold		111,786,626
Receivable for fund shares sold		2,060,144
Dividends receivable		10,562,520
Distributions receivable from Fidelity Central Funds		387,985
Receivable for daily variation margin for derivative instruments		264,083
Other receivables		46,059
Total assets		9,623,105,646
Liabilities
Payable for investments purchased	$88,841,811
Payable for fund shares redeemed	2,280,397
Other payables and accrued expenses	49,665
Total liabilities		91,171,873
Net Assets		$9,531,933,773
Net Assets consist of:
Paid in capital		$7,767,108,133
Undistributed net investment income		107,415,075
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		280,523,224
Net unrealized appreciation (depreciation) on investments		1,376,887,341
Net Assets		$9,531,933,773
Series Stock Selector Large Cap Value:
Net Asset Value, offering price and redemption price per share ($3,812,169,248 ÷ 292,302,153 shares)		$13.04
Class F:
Net Asset Value, offering price and redemption price per share ($5,719,764,525 ÷ 438,074,693 shares)		$13.06

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2017 (Unaudited)
Investment Income
Dividends		$99,907,460
Special dividends		25,343,500
Interest		26,084
Income from Fidelity Central Funds		2,054,302
Total income		127,331,346
Expenses
Management fee
Basic fee	$17,044,842
Performance adjustment	(1,022,393)
Transfer agent fees	1,873,805
Accounting and security lending fees	420,102
Custodian fees and expenses	67,304
Independent trustees' fees and expenses	18,458
Audit	17,458
Legal	2,151
Miscellaneous	37,891
Total expenses before reductions	18,459,618
Expense reductions	(175,534)	18,284,084
Net investment income (loss)		109,047,262
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	294,976,694
Foreign currency transactions	11,489
Futures contracts	3,132,863
Total net realized gain (loss)		298,121,046
Change in net unrealized appreciation (depreciation) on: Investment securities	30,832,636
Assets and liabilities in foreign currencies	(94)
Futures contracts	767,183
Total change in net unrealized appreciation (depreciation)		31,599,725
Net gain (loss)		329,720,771
Net increase (decrease) in net assets resulting from operations		$438,768,033

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2017 (Unaudited)	Year ended January 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$109,047,262	$131,058,521
Net realized gain (loss)	298,121,046	61,602,209
Change in net unrealized appreciation (depreciation)	31,599,725	1,504,778,454
Net increase (decrease) in net assets resulting from operations	438,768,033	1,697,439,184
Distributions to shareholders from net investment income	(5,997,363)	(126,338,283)
Distributions to shareholders from net realized gain	(28,456,137)	(97,954,379)
Total distributions	(34,453,500)	(224,292,662)
Share transactions - net increase (decrease)	(56,234,155)	547,108,835
Total increase (decrease) in net assets	348,080,378	2,020,255,357
Net Assets
Beginning of period	9,183,853,395	7,163,598,038
End of period	$9,531,933,773	$9,183,853,395
Other Information
Undistributed net investment income end of period	$107,415,075	$4,365,176

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Stock Selector Large Cap Value Fund

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$12.49	$10.38	$12.67	$11.96	$10.71	$10.00
Income from Investment Operations
Net investment income (loss)B	.14C	.17	.18	.18	.15	.02
Net realized and unrealized gain (loss)	.46	2.25	(.96)	1.48	1.87	.71
Total from investment operations	.60	2.42	(.78)	1.66	2.02	.73
Distributions from net investment income	(.01)	(.16)	(.20)D	(.16)	(.13)	(.02)
Distributions from net realized gain	(.04)	(.14)	(1.31)D	(.79)	(.64)	–
Total distributions	(.05)	(.31)E	(1.51)	(.95)	(.77)	(.02)
Net asset value, end of period	$13.04	$12.49	$10.38	$12.67	$11.96	$10.71
Total ReturnF,G	4.78%	23.49%	(6.69)%	13.70%	18.81%	7.27%
Ratios to Average Net AssetsH,I
Expenses before reductions	.46%J	.67%	.73%	.72%	.75%	.78%J
Expenses net of fee waivers, if any	.45%J	.67%	.73%	.72%	.75%	.78%J
Expenses net of all reductions	.45%J	.66%	.72%	.72%	.75%	.70%J
Net investment income (loss)	1.99%C,J	1.51%	1.43%	1.37%	1.23%	1.39%J
Supplemental Data
Net assets, end of period (000 omitted)	$3,812,169	$3,615,123	$2,860,230	$3,226,266	$3,208,521	$2,520,689
Portfolio turnover rateK	61%J	54%	64%	55%	66%	44%L

 A For the period December 6, 2012 (commencement of operations) to January 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been 1.72%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $.31 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.144 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Stock Selector Large Cap Value Fund Class F

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$12.50	$10.39	$12.67	$11.97	$10.71	$10.00
Income from Investment Operations
Net investment income (loss)B	.15C	.19	.20	.20	.17	.02
Net realized and unrealized gain (loss)	.46	2.24	(.95)	1.47	1.88	.71
Total from investment operations	.61	2.43	(.75)	1.67	2.05	.73
Distributions from net investment income	(.01)	(.18)	(.22)D	(.18)	(.15)	(.02)
Distributions from net realized gain	(.04)	(.14)	(1.31)D	(.79)	(.64)	–
Total distributions	(.05)	(.32)	(1.53)	(.97)	(.79)	(.02)
Net asset value, end of period	$13.06	$12.50	$10.39	$12.67	$11.97	$10.71
Total ReturnE,F	4.87%	23.62%	(6.44)%	13.79%	19.09%	7.28%
Ratios to Average Net AssetsG,H
Expenses before reductions	.35%I	.51%	.57%	.55%	.57%	.59%I
Expenses net of fee waivers, if any	.35%I	.51%	.57%	.55%	.57%	.59%I
Expenses net of all reductions	.35%I	.50%	.56%	.55%	.57%	.51%I
Net investment income (loss)	2.09%C,I	1.67%	1.59%	1.54%	1.41%	1.58%I
Supplemental Data
Net assets, end of period (000 omitted)	$5,719,765	$5,568,730	$4,303,368	$4,663,608	$4,176,725	$2,782,347
Portfolio turnover rateJ	61%I	54%	64%	55%	66%	44%K

 A For the period December 6, 2012 (commencement of operations) to January 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been 1.82%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2017

1. Organization.

Fidelity Series All-Sector Equity Fund, Fidelity Series Value Discovery Fund and Fidelity Series Stock Selector Large Cap Value Fund (the Funds) are funds of Fidelity Devonshire Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. In July 2017, the Board of Trustees approved a change in the name of Series Equity-Income Fund to Series Value Discovery Fund effective August 15, 2017. Shares of the Funds are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. Fidelity Series All-Sector Equity Fund offers Series All-Sector Equity shares and Class F shares. Fidelity Series Value Discovery Fund offers Series Value Discovery shares and Class F shares. Fidelity Series Stock Selector Large Cap Value Fund offers Series Stock Selector Large Cap Value shares and Class F shares. All classes have equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective August 28, 2017, each Fund no longer offered Class F, and all outstanding shares of Class F were exchanged for shares of Series All-Sector Equity shares, Series Value Discovery shares and Series Stock Selector Large Cap Value shares, respectively.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2017 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, market discount, partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Series All-Sector Equity Fund	$4,326,517,441	$1,842,398,787	$(110,064,006)	$1,732,334,781
Fidelity Series Value Discovery Fund	6,231,408,811	545,511,783	(79,904,032)	465,607,751
Fidelity Series Stock Selector Large Cap Value Fund	8,140,457,194	1,585,934,482	(228,399,126)	1,357,535,356

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Consolidated Subsidiary. Fidelity Series Value Discovery Fund (the Fund) invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $23,613,387 in this Subsidiary, representing .35% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Funds attempt to reduce their exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Funds the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Funds receive collateral in the form of cash or securities once each Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Funds' custodian bank in accordance with the collateral agreements entered into between the Funds, the counterparty and the Funds' custodian bank. The Funds could experience delays and costs in gaining access to the collateral even though it is held by the Funds' custodian bank. The Funds' maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Funds. The Funds may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts and exchange-traded options are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts and exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Series All-Sector Equity Fund
Equity Risk
Futures Contracts	$4,099,250	$(213,510)
Fidelity Series Value Discovery Fund
Equity Risk
Written Options	$7,844,091	$414,390
Fidelity Series Stock Selector Large Cap Value Fund
Equity Risk
Futures Contracts	$3,132,863	$767,183

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Fidelity Series All-Sector Equity Fund and Fidelity Series Stock Selector Large Cap Value Fund used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Fidelity Series Value Discovery Fund (the Fund) used exchange-traded and OTC written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options".

The following is a summary of the Fund's written options activity:

	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	176,959	$12,710,665
Options Opened	140,480	5,516,106
Options Exercised	(29,304)	(3,133,533)
Options Closed	(114,547)	(4,856,585)
Options Expired	(173,588)	(10,236,653)
Outstanding at end of period	0	$0

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series All-Sector Equity Fund	1,490,575,449	1,817,586,247
Fidelity Series Value Discovery Fund	4,397,718,422	4,536,413,393
Fidelity Series Stock Selector Large Cap Value Fund	2,727,072,055	2,806,072,692

6. Fees and Other Transactions with Affiliates.

Management Fee. Effective June 1, 2017, under the management contract approved by the Board and shareholders, Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds do not pay a management fee. In addition, the investment adviser pays all ordinary operating expenses of the Funds, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Prior to June 1, 2017, the investment adviser and its affiliates provided the Funds with investment management related services for which the Funds paid a monthly management fee. The management fee was the sum of an individual fund fee rate and an annualized group fee rate, as presented in the table below. The individual fund fee rate was applied to each Fund's average net assets. The group fee rate was based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreased as assets under management increased and increased as assets under management decreased. In addition, the management fee for Fidelity Series All-Sector Equity Fund and Fidelity Series Stock Selector Large Cap Value Fund was subject to a performance adjustment (up to a maximum of +/- .20% of each applicable Fund's average net assets over a 36 month performance period.) The upward or downward adjustment to the management fee was based on Fidelity Series All-Sector Equity Fund's and Fidelity Series Stock Selector Large Cap Value Fund's relative investment performance as compared to its benchmark index over the same 36 month performance period. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net asset for the reporting and performance periods.

	Individual Rate	Group Rate
Fidelity Series All-Sector Equity Fund	.30%	.25%
Fidelity Series Value Discovery Fund	.20%	.25%
Fidelity Series Stock Selector Large Cap Value Fund	.30%	.25%

Performance Benchmark
Fidelity Series All-Sector Equity Fund	Russell 1000 Index
Fidelity Series Stock Selector Large Cap Value Fund	Russell 1000 Value Index

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. Effective June 1, 2017, fees for these services are no longer charged to the classes. Prior to June 1, 2017, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of each Fund, except for Class F. FIIOC received no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Series All-Sector Equity Fund
Series All-Sector Equity	$1,464,180.10
Fidelity Series Value Discovery Fund
Series Value Discovery	$2,632,829.12
Fidelity Series Stock Selector Large Cap Value Fund
Series Stock Selector Large Cap Value	$1,873,805.10

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. Effective June 1, 2017, these fees are paid by the investment adviser or an affiliate.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series All-Sector Equity Fund	$39,373
Fidelity Series Value Discovery Fund	224,925
Fidelity Series Stock Selector Large Cap Value Fund	103,778

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Value Discovery Fund	Borrower	$35,744,545	1.34%	$14,584

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Redemptions In-Kind. During the period, 454,588,598 shares of the Fund held by affiliated entities were redeemed in kind for investments and cash with a value of $6,049,509,537. The net realized gain of $1,529,538,334 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Series All-Sector Equity Fund	$9,971
Fidelity Series Value Discovery Fund	20,308
Fidelity Series Stock Selector Large Cap Value Fund	15,279

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

	Total Security Lending Income	Security Lending Income From Securities Loaned to FCM
Fidelity Series All-Sector Equity Fund	$9,602	$–
Fidelity Series Value Discovery Fund	$329,012	$32,008
Fidelity Series Stock Selector Large Cap Value Fund	$282	$–

9. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Value Discovery Fund	$9,399,000	1.66%	$1,300

10. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Series All-Sector Equity Fund	$30,441	$–
Fidelity Series Value Discovery Fund	58,578	903
Fidelity Series Stock Selector Large Cap Value Fund	133,813	–

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses as follows:

Fund-Level Amount
Fidelity Series All-Sector Equity Fund	$26,655
Fidelity Series Value Discovery Fund	58,465
Fidelity Series Stock Selector Large Cap Value Fund	41,721

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2017	Year ended January 31, 2017
Fidelity Series All-Sector Equity Fund
From net investment income
Series All-Sector Equity	$215,795	$34,765,591
Class F	778,754	48,315,021
Total	$994,549	$83,080,612
From net realized gain
Series All-Sector Equity	$92,144,582	$422,768,442
Class F	110,842,693	501,719,324
Total	$202,987,275	$924,487,766
Fidelity Series Value Discovery Fund
From net investment income
Series Value Discovery	$40,958,284	$102,206,696
Class F	68,421,740	170,986,098
Total	$109,380,024	$273,192,794
From net realized gain
Series Value Discovery	$49,657,179	$96,030,059
Class F	78,787,293	148,241,147
Total	$128,444,472	$244,271,206
Fidelity Series Stock Selector Large Cap Value Fund
From net investment income
Series Stock Selector Large Cap Value	$1,993,032	$46,370,074
Class F	4,004,331	79,968,209
Total	$5,997,363	$126,338,283
From net realized gain
Series Stock Selector Large Cap Value	$11,104,038	$39,189,968
Class F	17,352,099	58,764,411
Total	$28,456,137	$97,954,379

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2017	Year ended January 31, 2017	Six months ended July 31, 2017	Year ended January 31, 2017
Fidelity Series All-Sector Equity Fund
Series All-Sector Equity
Shares sold	12,127,064	17,447,715	$155,828,660	$222,380,318
Reinvestment of distributions	7,442,416	37,633,076	92,360,377	457,534,033
Shares redeemed	(26,912,413)	(200,487,503)	(344,487,289)	(2,648,784,288)
Net increase (decrease)	(7,342,933)	(145,406,712)	$(96,298,252)	$(1,968,869,937)
Class F
Shares sold	16,210,092	37,500,429	$204,896,140	$476,054,798
Reinvestment of distributions	9,008,995	45,316,663	111,621,447	550,034,345
Shares redeemed	(37,125,561)	(243,062,018)	(473,134,797)	(3,202,248,512)
Net increase (decrease)	(11,906,474)	(160,244,926)	$(156,617,210)	$(2,176,159,369)
Fidelity Series Value Discovery Fund
Series Value Discovery
Shares sold	19,082,683	31,432,432	$252,781,102	$384,128,003
Reinvestment of distributions	6,855,628	16,245,329	90,615,463	198,236,755
Shares redeemed	(214,373,241)(a)	(65,420,830)	(2,848,438,404)(a)	(784,109,546)
Net increase (decrease)	(188,434,930)	(17,743,069)	$(2,505,041,839)	$(201,744,788)
Class F
Shares sold	31,728,142	81,750,336	$419,742,272	$983,756,162
Reinvestment of distributions	11,137,913	26,139,126	147,209,033	319,227,245
Shares redeemed	(341,360,212)(a)	(120,613,647)	(4,536,405,805)(a)	(1,462,583,213)
Net increase (decrease)	(298,494,157)	(12,724,185)	$(3,969,454,500)	$(159,599,806)
Fidelity Series Stock Selector Large Cap Value Fund
Series Stock Selector Large Cap Value
Shares sold	21,477,286	38,562,816	$276,779,837	$456,534,754
Reinvestment of distributions	1,017,643	7,285,333	13,097,070	85,560,042
Shares redeemed	(19,552,147)	(32,016,026)	(251,197,298)	(365,140,651)
Net increase (decrease)	2,942,782	13,832,123	$38,679,609	$176,954,145
Class F
Shares sold	30,674,279	85,332,565	$393,378,899	$995,931,948
Reinvestment of distributions	1,658,108	11,754,285	21,356,430	138,732,620
Shares redeemed	(39,644,335)	(66,070,266)	(509,649,093)	(764,509,878)
Net increase (decrease)	(7,311,948)	31,016,584	$(94,913,764)	$370,154,690

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

13. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliate were the owners of record of all of the outstanding shares of the Funds.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2017 to July 31, 2017).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During Period-B February 1, 2017 to July 31, 2017
Fidelity Series All-Sector Equity Fund
Series All-Sector Equity	.44%
Actual		$1,000.00	$1,100.80	$2.29**
Hypothetical-A		$1,000.00	$1,022.61	$2.21**
Class F	.34%
Actual		$1,000.00	$1,102.00	$1.77**
Hypothetical-A		$1,000.00	$1,023.11	$1.71**
Fidelity Series Value Discovery Fund
Series Value Discovery	.47%
Actual		$1,000.00	$1,048.70	$2.39**
Hypothetical-A		$1,000.00	$1,022.46	$2.36**
Class F	.36%
Actual		$1,000.00	$1,049.00	$1.83**
Hypothetical-A		$1,000.00	$1,023.01	$1.81**
Fidelity Series Stock Selector Large Cap Value Fund
Series Stock Selector Large Cap Value	.45%
Actual		$1,000.00	$1,047.80	$2.28**
Hypothetical-A		$1,000.00	$1,022.56	$2.26**
Class F	.35%
Actual		$1,000.00	$1,048.70	$1.78**
Hypothetical-A		$1,000.00	$1,023.06	$1.76**

 A 5% return per year before expenses

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

** If fees and changes to the class level expense contract and/or expense cap, effective June 1, 2017, had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:

	Annualized Expense Ratio-(a)	Expenses Paid
Fidelity Series All-Sector Equity Fund
Series All-Sector Equity	.00%
Actual		$.00
Hypothetical-(b)		$.00
Class F	.00%
Actual		$.00
Hypothetical-(b)		$.00
Fidelity Series Value Discovery Fund
Series Value Discovery	.00%
Actual		$.00
Hypothetical-(b)		$.00
Class F	.00%
Actual		$.00
Hypothetical-(b)		$.00
Fidelity Series Stock Selector Large Cap Value Fund
Series Stock Selector Large Cap Value	.00%
Actual		$.00
Hypothetical-(b)		$.00
Class F	.00%
Actual		$.00
Hypothetical-(b)		$.00

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series All-Sector Equity Fund
Fidelity Series Value Discovery Fund
Fidelity Series Stock Selector Large Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered that the Advisory Contracts currently in place had become effective on June 1, 2017 in connection with shareholders of certain other Fidelity funds that invest in the funds (referred to herein as Freedom Funds) voting to approve new management contracts for the Freedom Funds. The Board noted the Advisory Contracts implemented a new fee structure pursuant to which the funds do not pay a management fee to FMR. The Board also approved certain amendments to the sub-advisory agreements for each fund to ensure consistency in the sub-advisory fees paid under the new fee structure compared to the sub-advisory fees paid under the prior fee structure. The Board noted that the amendments will not result in any changes to the nature, extent, and quality of services provided to each fund.

In considering whether to renew the Advisory Contracts for each fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and the fact that no fee is payable under the management contracts was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed each fund's absolute investment performance, as well as each fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew each fund's Advisory Contracts, as the funds are not publicly offered as stand-alone investment products. In this regard, the Board noted that each fund is designed to offer an investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that each fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of each fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

The Board further considered that, effective June 1, 2017, FMR has contractually agreed to reimburse each fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.014% through March 31, 2021.

Based on its review, the Board considered that each fund does not pay a management fee and concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of the Advisory Contracts because each fund pays no advisory fees and FMR or an affiliate bears all expenses of each fund, with limited exceptions.

Economies of Scale.  The Board concluded that because each fund pays no advisory fees and FMR or an affiliate bears all expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

EDT-LDT-SANN-0917
1.956974.104

Fidelity Advisor® Stock Selector Large Cap Value Fund -
Class A, Class M (formerly Class T), Class C, Class I and Class Z

Semi-Annual Report

July 31, 2017

Class A, Class M, Class C, Class I and Class Z are classes of Fidelity® Stock Selector Large Cap Value Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class B	4.1	5.6
Wells Fargo & Co.	3.7	3.8
Procter & Gamble Co.	2.5	2.8
Johnson & Johnson	2.4	2.4
Suncor Energy, Inc.	2.1	2.5
AT&T, Inc.	1.9	2.2
Cisco Systems, Inc.	1.9	2.1
ConocoPhillips Co.	1.9	2.5
Chubb Ltd.	1.9	2.4
Goldman Sachs Group, Inc.	1.8	2.1
	24.2

Top Five Market Sectors as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.3	27.6
Health Care	12.8	10.2
Energy	10.8	13.7
Consumer Staples	9.0	8.2
Information Technology	8.0	9.4

Asset Allocation (% of fund's net assets)

As of July 31, 2017*
Stocks	95.5%
Short-Term Investments and Net Other Assets (Liabilities)	4.5%

 * Foreign investments - 10.2%

As of January 31, 2017*
Stocks	98.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.4%

 * Foreign investments - 10.8%

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
CONSUMER DISCRETIONARY - 7.1%
Auto Components - 0.6%
Delphi Automotive PLC	78,000	$7,052,760
Diversified Consumer Services - 0.4%
ServiceMaster Global Holdings, Inc. (a)	105,845	4,652,946
Hotels, Restaurants & Leisure - 0.3%
Wyndham Worldwide Corp.	33,800	3,527,706
Household Durables - 0.7%
Whirlpool Corp.	47,230	8,401,272
Internet & Direct Marketing Retail - 0.6%
Liberty Interactive Corp. QVC Group Series A (a)	287,414	6,880,691
Leisure Products - 0.3%
Mattel, Inc.	162,800	3,259,256
Media - 3.3%
Liberty Broadband Corp. Class C (a)	122,587	12,158,179
The Walt Disney Co.	79,300	8,717,449
Time Warner, Inc.	99,677	10,208,918
Twenty-First Century Fox, Inc. Class A	340,000	9,894,000
		40,978,546
Multiline Retail - 0.6%
Target Corp.	134,634	7,629,709
Textiles, Apparel & Luxury Goods - 0.3%
PVH Corp.	35,873	4,279,290

TOTAL CONSUMER DISCRETIONARY		86,662,176

CONSUMER STAPLES - 9.0%
Beverages - 0.8%
Molson Coors Brewing Co. Class B	112,000	9,965,760
Food & Staples Retailing - 2.5%
Kroger Co.	356,400	8,738,928
Wal-Mart Stores, Inc.	78,745	6,298,813
Walgreens Boots Alliance, Inc.	185,440	14,959,445
		29,997,186
Food Products - 2.4%
Mondelez International, Inc.	152,900	6,730,658
The J.M. Smucker Co.	79,042	9,635,220
The Kraft Heinz Co.	149,400	13,066,524
		29,432,402
Household Products - 2.5%
Procter & Gamble Co.	338,580	30,749,836
Tobacco - 0.8%
Philip Morris International, Inc.	87,600	10,223,796

TOTAL CONSUMER STAPLES		110,368,980

ENERGY - 10.8%
Energy Equipment & Services - 1.4%
Baker Hughes, a GE Co.	323,000	11,915,470
Dril-Quip, Inc. (a)	122,500	5,463,500
		17,378,970
Oil, Gas & Consumable Fuels - 9.4%
Cabot Oil & Gas Corp.	410,800	10,216,596
Cenovus Energy, Inc.	1,196,600	10,048,849
Cheniere Energy, Inc. (a)	172,200	7,783,440
Chevron Corp.	167,800	18,322,082
ConocoPhillips Co.	516,900	23,451,753
Phillips 66 Co.	157,300	13,173,875
Suncor Energy, Inc.	782,600	25,529,049
Valero Energy Corp.	96,600	6,662,502
		115,188,146

TOTAL ENERGY		132,567,116

FINANCIALS - 24.3%
Banks - 7.7%
CIT Group, Inc.	185,500	8,839,075
Citigroup, Inc.	206,100	14,107,545
First Citizen Bancshares, Inc.	14,000	5,152,280
First Citizen Bancshares, Inc. Class A (a)	9,500	3,496,190
Popular, Inc.	96,580	4,069,881
U.S. Bancorp	255,700	13,495,846
Wells Fargo & Co.	837,800	45,190,932
		94,351,749
Capital Markets - 4.2%
Carlyle Group LP	631,200	12,939,600
Cowen Group, Inc. Class A (a)(b)	305,500	4,888,000
Franklin Resources, Inc.	89,300	3,998,854
Goldman Sachs Group, Inc.	100,200	22,578,066
Interactive Brokers Group, Inc.	172,600	6,912,630
		51,317,150
Consumer Finance - 3.2%
Ally Financial, Inc.	487,700	11,041,528
Discover Financial Services	127,100	7,745,474
Synchrony Financial	694,600	21,060,272
		39,847,274
Diversified Financial Services - 4.1%
Berkshire Hathaway, Inc. Class B (a)	285,057	49,876,422
Insurance - 4.4%
AFLAC, Inc.	136,750	10,905,813
AMBAC Financial Group, Inc. (a)	180,000	3,677,400
Chubb Ltd.	159,600	23,375,016
Kansas City Life Insurance Co. (b)	60,604	3,030,200
National Western Life Group, Inc.	10,450	3,517,366
Torchmark Corp.	119,825	9,462,580
		53,968,375
Mortgage Real Estate Investment Trusts - 0.3%
Resource Capital Corp.	307,000	3,146,750
Thrifts & Mortgage Finance - 0.4%
Meridian Bancorp, Inc. Maryland	313,864	5,539,700

TOTAL FINANCIALS		298,047,420

HEALTH CARE - 12.8%
Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc. (a)	24,400	3,351,096
Amgen, Inc.	98,500	17,189,235
Gilead Sciences, Inc.	97,200	7,395,948
Shire PLC sponsored ADR	5,200	871,208
		28,807,487
Health Care Equipment & Supplies - 1.8%
Danaher Corp.	121,500	9,901,035
Medtronic PLC	143,420	12,042,977
		21,944,012
Health Care Providers & Services - 1.4%
Aetna, Inc.	50,415	7,779,539
Capital Senior Living Corp. (a)	196,500	2,711,700
Cigna Corp.	28,132	4,882,590
Humana, Inc.	7,900	1,826,480
		17,200,309
Pharmaceuticals - 7.2%
Bristol-Myers Squibb Co.	44,800	2,549,120
Jazz Pharmaceuticals PLC (a)	102,027	15,672,367
Johnson & Johnson	226,602	30,074,617
Merck & Co., Inc.	337,359	21,550,493
Pfizer, Inc.	565,971	18,767,598
		88,614,195

TOTAL HEALTH CARE		156,566,003

INDUSTRIALS - 7.5%
Aerospace & Defense - 1.4%
Raytheon Co.	38,750	6,656,088
United Technologies Corp.	86,370	10,240,891
		16,896,979
Airlines - 0.8%
American Airlines Group, Inc.	186,980	9,431,271
Construction & Engineering - 0.7%
AECOM (a)	265,369	8,465,271
Electrical Equipment - 1.2%
AMETEK, Inc.	89,780	5,528,652
Fortive Corp.	69,760	4,516,262
Sensata Technologies Holding BV (a)	103,000	4,647,360
		14,692,274
Industrial Conglomerates - 1.9%
General Electric Co.	777,780	19,918,946
Honeywell International, Inc.	24,800	3,375,776
		23,294,722
Road & Rail - 1.0%
CSX Corp.	68,175	3,363,755
Norfolk Southern Corp.	55,900	6,293,222
Union Pacific Corp.	27,400	2,821,104
		12,478,081
Trading Companies & Distributors - 0.5%
HD Supply Holdings, Inc. (a)	213,072	6,922,709

TOTAL INDUSTRIALS		92,181,307

INFORMATION TECHNOLOGY - 8.0%
Communications Equipment - 2.4%
Cisco Systems, Inc.	750,300	23,596,935
CommScope Holding Co., Inc. (a)	79,600	2,927,688
Juniper Networks, Inc.	84,700	2,367,365
		28,891,988
Electronic Equipment & Components - 0.4%
Dell Technologies, Inc. (a)	70,800	4,550,316
Internet Software & Services - 0.7%
Akamai Technologies, Inc. (a)	64,600	3,045,244
Alphabet, Inc. Class A (a)	6,400	6,051,200
		9,096,444
IT Services - 1.7%
Amdocs Ltd.	182,550	12,261,884
Cognizant Technology Solutions Corp. Class A	45,200	3,133,264
Leidos Holdings, Inc.	99,200	5,301,248
		20,696,396
Semiconductors & Semiconductor Equipment - 1.1%
Qualcomm, Inc.	247,600	13,169,844
Software - 1.3%
Oracle Corp.	287,800	14,369,854
SS&C Technologies Holdings, Inc.	52,162	2,021,799
		16,391,653
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.	34,200	5,086,566

TOTAL INFORMATION TECHNOLOGY		97,883,207

MATERIALS - 2.7%
Chemicals - 2.3%
E.I. du Pont de Nemours & Co.	148,000	12,167,080
Eastman Chemical Co.	58,900	4,898,124
LyondellBasell Industries NV Class A	69,100	6,225,219
Westlake Chemical Corp.	65,600	4,615,616
		27,906,039
Containers & Packaging - 0.4%
Ball Corp.	122,000	5,111,800

TOTAL MATERIALS		33,017,839

REAL ESTATE - 3.6%
Equity Real Estate Investment Trusts (REITs) - 3.0%
American Tower Corp.	23,500	3,203,755
Colony NorthStar, Inc.	426,344	6,241,676
Forest City Realty Trust, Inc. Class A	254,700	6,209,586
General Growth Properties, Inc.	130,500	2,950,605
NorthStar Realty Europe Corp.	489,900	6,324,609
Quality Care Properties, Inc. (a)	167,700	2,820,714
Safety Income and Growth, Inc.	320,900	5,968,740
Seritage Growth Properties (b)	58,400	2,731,368
		36,451,053
Real Estate Management & Development - 0.6%
Consolidated-Tomoka Land Co.	74,350	4,121,964
Jones Lang LaSalle, Inc.	26,100	3,320,442
		7,442,406

TOTAL REAL ESTATE		43,893,459

TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	612,400	23,883,600
Verizon Communications, Inc.	296,600	14,355,440
		38,239,040
Wireless Telecommunication Services - 0.2%
KDDI Corp.	58,500	1,550,073

TOTAL TELECOMMUNICATION SERVICES		39,789,113

UTILITIES - 6.0%
Electric Utilities - 3.9%
Alliant Energy Corp.	160,500	6,505,065
Exelon Corp.	250,600	9,608,004
NextEra Energy, Inc.	91,910	13,427,132
PG&E Corp.	149,300	10,106,117
Xcel Energy, Inc.	189,900	8,984,169
		48,630,487
Independent Power and Renewable Electricity Producers - 0.7%
NRG Energy, Inc.	155,400	3,825,948
The AES Corp.	397,800	4,447,404
		8,273,352
Multi-Utilities - 1.4%
CMS Energy Corp.	158,300	7,319,792
Sempra Energy	85,550	9,668,006
		16,987,798

TOTAL UTILITIES		73,891,637

TOTAL COMMON STOCKS
(Cost $1,093,832,620)		1,164,868,257

Nonconvertible Preferred Stocks - 0.4%
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Equity Lifestyle Properties, Inc. Series C, 6.75%
(Cost $5,470,475)	225,866	5,714,410
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.94% to 0.98% 9/7/17 to 9/21/17
(Cost $968,882)	970,000	968,872
	Shares	Value

Money Market Funds - 4.4%
Fidelity Cash Central Fund, 1.11% (c)	46,499,440	$46,508,740
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	7,269,251	7,269,978
TOTAL MONEY MARKET FUNDS
(Cost $53,779,133)		53,778,718
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,154,051,110)		1,225,330,257
NET OTHER ASSETS (LIABILITIES) - 0.0%		(312,476)
NET ASSETS - 100%		$1,225,017,781

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$306,865
Fidelity Securities Lending Cash Central Fund	19,521
Total	$326,386

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$86,662,176	$86,662,176	$--	$--
Consumer Staples	110,368,980	110,368,980	--	--
Energy	132,567,116	132,567,116	--	--
Financials	298,047,420	298,047,420	--	--
Health Care	156,566,003	156,566,003	--	--
Industrials	92,181,307	92,181,307	--	--
Information Technology	97,883,207	97,883,207	--	--
Materials	33,017,839	33,017,839	--	--
Real Estate	49,607,869	49,607,869	--	--
Telecommunication Services	39,789,113	38,239,040	1,550,073	--
Utilities	73,891,637	73,891,637	--	--
U.S. Government and Government Agency Obligations	968,872	--	968,872	--
Money Market Funds	53,778,718	53,778,718	--	--
Total Investments in Securities:	$1,225,330,257	$1,222,811,312	$2,518,945	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.8%
Canada	2.9%
Ireland	2.3%
Switzerland	1.9%
Bailiwick of Guernsey	1.0%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,914,926) — See accompanying schedule: Unaffiliated issuers (cost $1,100,271,977)	$1,171,551,539
Fidelity Central Funds (cost $53,779,133)	53,778,718
Total Investments (cost $1,154,051,110)		$1,225,330,257
Cash		262,663
Receivable for investments sold		18,069,290
Receivable for fund shares sold		536,436
Dividends receivable		1,235,754
Distributions receivable from Fidelity Central Funds		54,464
Other receivables		13,159
Total assets		1,245,502,023
Liabilities
Payable for investments purchased	$10,686,002
Payable for fund shares redeemed	1,752,620
Accrued management fee	514,434
Distribution and service plan fees payable	19,103
Other affiliated payables	208,323
Other payables and accrued expenses	34,560
Collateral on securities loaned	7,269,200
Total liabilities		20,484,242
Net Assets		$1,225,017,781
Net Assets consist of:
Paid in capital		$1,244,083,937
Undistributed net investment income		9,166,753
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(99,512,932)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		71,280,023
Net Assets		$1,225,017,781
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($28,078,898 ÷ 1,439,182 shares)		$19.51
Maximum offering price per share (100/94.25 of $19.51)		$20.70
Class M:
Net Asset Value and redemption price per share ($10,471,412 ÷ 537,945 shares)		$19.47
Maximum offering price per share (100/96.50 of $19.47)		$20.18
Class C:
Net Asset Value and offering price per share ($10,343,960 ÷ 543,452 shares)(a)		$19.03
Stock Selector Large Cap Value:
Net Asset Value, offering price and redemption price per share ($1,062,418,285 ÷ 54,003,231 shares)		$19.67
Class I:
Net Asset Value, offering price and redemption price per share ($113,571,226 ÷ 5,804,097 shares)		$19.57
Class Z:
Net Asset Value, offering price and redemption price per share ($134,000 ÷ 6,840 shares)		$19.59

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2017 (Unaudited)
Investment Income
Dividends		$8,387,764
Special dividends		3,891,711
Interest		8,299
Income from Fidelity Central Funds		326,386
Total income		12,614,160
Expenses
Management fee
Basic fee	$2,428,503
Performance adjustment	(197,632)
Transfer agent fees	813,223
Distribution and service plan fees	118,604
Accounting and security lending fees	151,425
Custodian fees and expenses	22,626
Independent trustees' fees and expenses	1,610
Registration fees	57,387
Audit	28,016
Legal	2,412
Miscellaneous	4,021
Total expenses before reductions	3,430,195
Expense reductions	(48,358)	3,381,837
Net investment income (loss)		9,232,323
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	45,461,411
Fidelity Central Funds	(1,956)
Foreign currency transactions	(10,766)
Futures contracts	(1,436,778)
Total net realized gain (loss)		44,011,911
Change in net unrealized appreciation (depreciation) on: Investment securities	(8,246,580)
Assets and liabilities in foreign currencies	603
Total change in net unrealized appreciation (depreciation)		(8,245,977)
Net gain (loss)		35,765,934
Net increase (decrease) in net assets resulting from operations		$44,998,257

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2017 (Unaudited)	Year ended January 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,232,323	$10,128,754
Net realized gain (loss)	44,011,911	17,767,737
Change in net unrealized appreciation (depreciation)	(8,245,977)	125,318,189
Net increase (decrease) in net assets resulting from operations	44,998,257	153,214,680
Distributions to shareholders from net investment income	(260,065)	(9,868,427)
Share transactions - net increase (decrease)	412,724,759	(69,523,371)
Total increase (decrease) in net assets	457,462,951	73,822,882
Net Assets
Beginning of period	767,554,830	693,731,948
End of period	$1,225,017,781	$767,554,830
Other Information
Undistributed net investment income end of period	$9,166,753	$194,495

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Large Cap Value Fund Class A

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.63	$15.37	$16.41	$14.72	$12.43	$10.71
Income from Investment Operations
Net investment income (loss)A	.17B	.19	.15	.15	.13	.20
Net realized and unrealized gain (loss)	.71	3.27	(1.03)	1.65	2.35	1.73
Total from investment operations	.88	3.46	(.88)	1.80	2.48	1.93
Distributions from net investment income	–C	(.20)	(.16)	(.11)	(.15)	(.21)
Distributions from net realized gain	–	–	–	–	(.05)	–
Total distributions	–C	(.20)	(.16)	(.11)	(.19)D	(.21)
Net asset value, end of period	$19.51	$18.63	$15.37	$16.41	$14.72	$12.43
Total ReturnE,F,G	4.74%	22.48%	(5.40)%	12.25%	20.01%	18.15%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.03%J	1.05%	1.10%	1.07%	1.00%	.87%
Expenses net of fee waivers, if any	1.02%J	1.05%	1.10%	1.07%	1.00%	.87%
Expenses net of all reductions	1.01%J	1.05%	1.09%	1.07%	1.00%	.85%
Net investment income (loss)	1.38%B,J	1.10%	.90%	.94%	.95%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$28,079	$31,054	$24,201	$26,536	$21,266	$18,234
Portfolio turnover rateK	89%J	51%	67%	60%	64%	63%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been .94%.

 C Amount represents less than $.005 per share.

 D Total distributions of $.19 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.047 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Large Cap Value Fund Class M

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.61	$15.36	$16.40	$14.71	$12.44	$10.72
Income from Investment Operations
Net investment income (loss)A	.14B	.13	.10	.10	.09	.17
Net realized and unrealized gain (loss)	.72	3.26	(1.03)	1.66	2.34	1.73
Total from investment operations	.86	3.39	(.93)	1.76	2.43	1.90
Distributions from net investment income	–	(.14)	(.11)	(.07)	(.11)	(.18)
Distributions from net realized gain	–	–	–	–	(.05)	–
Total distributions	–	(.14)	(.11)	(.07)	(.16)	(.18)
Net asset value, end of period	$19.47	$18.61	$15.36	$16.40	$14.71	$12.44
Total ReturnC,D,E	4.62%	22.04%	(5.71)%	11.95%	19.54%	17.88%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.35%H	1.39%	1.42%	1.39%	1.32%	1.14%
Expenses net of fee waivers, if any	1.34%H	1.39%	1.42%	1.39%	1.32%	1.14%
Expenses net of all reductions	1.34%H	1.39%	1.41%	1.39%	1.31%	1.12%
Net investment income (loss)	1.06%B,H	.76%	.58%	.62%	.63%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$10,471	$10,704	$9,515	$10,469	$8,244	$6,544
Portfolio turnover rateI	89%H	51%	67%	60%	64%	63%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been .62%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Large Cap Value Fund Class C

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.25	$15.09	$16.18	$14.53	$12.30	$10.61
Income from Investment Operations
Net investment income (loss)A	.09B	.05	.01	.02	.02	.11
Net realized and unrealized gain (loss)	.69	3.18	(1.00)	1.63	2.31	1.72
Total from investment operations	.78	3.23	(.99)	1.65	2.33	1.83
Distributions from net investment income	–	(.07)	(.10)	–	(.05)	(.14)
Distributions from net realized gain	–	–	–	–	(.05)	–
Total distributions	–	(.07)	(.10)	–	(.10)	(.14)
Net asset value, end of period	$19.03	$18.25	$15.09	$16.18	$14.53	$12.30
Total ReturnC,D,E	4.27%	21.43%	(6.13)%	11.36%	18.94%	17.32%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.86%H	1.88%	1.93%	1.89%	1.81%	1.63%
Expenses net of fee waivers, if any	1.86%H	1.88%	1.93%	1.89%	1.80%	1.63%
Expenses net of all reductions	1.85%H	1.87%	1.93%	1.89%	1.80%	1.61%
Net investment income (loss)	.54%B,H	.27%	.07%	.12%	.14%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$10,344	$10,802	$8,956	$10,118	$7,789	$5,839
Portfolio turnover rateI	89%H	51%	67%	60%	64%	63%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been .11%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Large Cap Value Fund

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.76	$15.47	$16.51	$14.81	$12.51	$10.77
Income from Investment Operations
Net investment income (loss)A	.20B	.24	.20	.20	.17	.23
Net realized and unrealized gain (loss)	.72	3.29	(1.03)	1.66	2.37	1.75
Total from investment operations	.92	3.53	(.83)	1.86	2.54	1.98
Distributions from net investment income	(.01)	(.24)	(.21)	(.16)	(.19)	(.24)
Distributions from net realized gain	–	–	–	–	(.05)	–
Total distributions	(.01)	(.24)	(.21)	(.16)	(.24)	(.24)
Net asset value, end of period	$19.67	$18.76	$15.47	$16.51	$14.81	$12.51
Total ReturnC,D	4.89%	22.82%	(5.10)%	12.54%	20.31%	18.55%
Ratios to Average Net AssetsE,F
Expenses before reductions	.74%G	.77%	.81%	.78%	.72%	.57%
Expenses net of fee waivers, if any	.73%G	.77%	.81%	.78%	.72%	.57%
Expenses net of all reductions	.73%G	.76%	.80%	.78%	.71%	.55%
Net investment income (loss)	1.67%B,G	1.38%	1.19%	1.23%	1.23%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$1,062,418	$703,722	$644,182	$761,542	$518,206	$465,702
Portfolio turnover rateH	89%G	51%	67%	60%	64%	63%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been 1.23%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Large Cap Value Fund Class I

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.66	$15.40	$16.44	$14.74	$12.46	$10.74
Income from Investment Operations
Net investment income (loss)A	.20B	.23	.20	.20	.17	.23
Net realized and unrealized gain (loss)	.72	3.27	(1.04)	1.66	2.35	1.73
Total from investment operations	.92	3.50	(.84)	1.86	2.52	1.96
Distributions from net investment income	(.01)	(.24)	(.20)	(.16)	(.19)	(.24)
Distributions from net realized gain	–	–	–	–	(.05)	–
Total distributions	(.01)	(.24)	(.20)	(.16)	(.24)	(.24)
Net asset value, end of period	$19.57	$18.66	$15.40	$16.44	$14.74	$12.46
Total ReturnC,D	4.90%	22.72%	(5.14)%	12.58%	20.25%	18.42%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%G	.84%	.82%	.81%	.73%	.61%
Expenses net of fee waivers, if any	.77%G	.84%	.82%	.81%	.73%	.61%
Expenses net of all reductions	.77%G	.84%	.81%	.81%	.73%	.58%
Net investment income (loss)	1.63%B,G	1.30%	1.18%	1.20%	1.22%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$113,571	$11,273	$6,164	$9,544	$3,881	$1,995
Portfolio turnover rateH	89%G	51%	67%	60%	64%	63%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been 1.19%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Large Cap Value Fund Class Z

Six months ended (Unaudited) July 31,
2017A
Selected Per–Share Data
Net asset value, beginning of period	$18.64
Income from Investment Operations
Net investment income (loss)B	.21C
Net realized and unrealized gain (loss)	.74
Total from investment operations	.95
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$19.59
Total ReturnD,E	5.10%
Ratios to Average Net AssetsF,G
Expenses before reductions	.61%H
Expenses net of fee waivers, if any	.61%H
Expenses net of all reductions	.60%H
Net investment income (loss)	1.79%C,H
Supplemental Data
Net assets, end of period (000 omitted)	$134
Portfolio turnover rateI	89%H

 A For the period February 1, 2017 (commencement of sale of shares) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been 1.36%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2017

1. Organization.

Fidelity Stock Selector Large Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The fund commenced sale of Class Z shares on February 1, 2017. The Fund offers Class A, Class M (formerly Class T), Class C, Class I, Stock Selector Large Cap Value, and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period February 1, 2016 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, partnerships, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$105,528,094
Gross unrealized depreciation	(39,062,486)
Net unrealized appreciation (depreciation) on securities	$66,465,608
Tax cost	$1,158,864,649

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(138,860,952)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period.

During the period the Fund recognized net realized gain (loss) of $(1,436,778) related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $759,880,741 and $382,655,416, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Large Cap Value as compared to its benchmark index, the Russell 1000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .50% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$37,144	$1,193
Class M	.25%	.25%	26,892	71
Class C	.75%	.25%	54,568	8,124
			$118,604	$9,388

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4,968
Class M	1,168
Class C(a)	334
$6,470

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$31,872.21
Class M	15,447.29
Class C	16,487.30
Stock Selector Large Cap Value	703,186.18
Class I	46,206.21
Class Z	25.05
	$813,223

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $21,732 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,338 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $19,521, including $113 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $27,807 for the period.

The investment adviser voluntarily agree to reimburse a portion of the Fund's Class A, Class M, Class C, Stock Selector Large Cap Value and Class I operating expenses. During the period, this reimbursement reduced expenses as follows:

Reimbursement
Class A	$692
Class M	256
Class C	258
Stock Selector Large Cap Value	15,486
Class I	284
Total	$16,976

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,575.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2017	Year ended January 31, 2017
From net investment income
Class A	$4,836	$311,950
Class M	–	78,380
Class C	–	43,306
Stock Selector Large Cap Value	251,997	9,290,473
Class I	3,232	144,318
Total	$260,065	$9,868,427

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2017(a)	Year ended January 31, 2017	Six months ended July 31, 2017(a)	Year ended January 31, 2017
Class A
Shares sold	94,772	569,952	$1,815,744	$9,932,134
Reinvestment of distributions	241	15,663	4,634	292,587
Shares redeemed	(322,855)	(492,854)	(6,200,406)	(8,537,525)
Net increase (decrease)	(227,842)	92,761	$(4,380,028)	$1,687,196
Class M
Shares sold	32,491	126,680	$622,504	$2,167,151
Reinvestment of distributions	–	4,151	–	77,494
Shares redeemed	(69,603)	(175,085)	(1,329,596)	(3,030,158)
Net increase (decrease)	(37,112)	(44,254)	$(707,092)	$(785,513)
Class B
Shares sold	–	1,058	$–	$17,571
Shares redeemed	–	(47,495)	–	(785,079)
Net increase (decrease)	–	(46,437)	$–	$(767,508)
Class C
Shares sold	49,950	170,423	$933,877	$2,904,730
Reinvestment of distributions	–	2,230	–	40,853
Shares redeemed	(98,467)	(174,329)	(1,846,280)	(2,952,260)
Net increase (decrease)	(48,517)	(1,676)	$(912,403)	$(6,677)
Stock Selector Large Cap Value
Shares sold	23,832,790	6,066,305	$460,214,476	$105,307,511
Reinvestment of distributions	12,635	481,523	245,242	9,052,639
Shares redeemed	(7,352,038)	(10,670,867)	(141,753,909)	(187,755,649)
Net increase (decrease)	16,493,387	(4,123,039)	$318,705,809	$(73,395,499)
Class I
Shares sold	5,630,955	520,730	$108,177,065	$9,225,865
Reinvestment of distributions	75	2,892	1,444	54,106
Shares redeemed	(430,888)	(319,842)	(8,288,702)	(5,535,341)
Net increase (decrease)	5,200,142	203,780	$99,889,807	$3,744,630
Class Z
Shares sold	6,840	–	$128,666	$–
Net increase (decrease)	6,840	–	$128,666	$–

 (a) Share transactions for Class Z are for the period February 1, 2017 (commencement of sale of shares) to July 31, 2017

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2017 to July 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During Period-B February 1, 2017 to July 31, 2017
Class A	1.02%
Actual		$1,000.00	$1,047.40	$5.18
Hypothetical-C		$1,000.00	$1,019.74	$5.11
Class M	1.34%
Actual		$1,000.00	$1,046.20	$6.80
Hypothetical-C		$1,000.00	$1,018.15	$6.71
Class C	1.86%
Actual		$1,000.00	$1,042.70	$9.42
Hypothetical-C		$1,000.00	$1,015.57	$9.30
Stock Selector Large Cap Value	.73%
Actual		$1,000.00	$1,048.90	$3.71
Hypothetical-C		$1,000.00	$1,021.17	$3.66
Class I	.77%
Actual		$1,000.00	$1,049.00	$3.91
Hypothetical-C		$1,000.00	$1,020.98	$3.86
Class Z	.61%
Actual		$1,000.00	$1,051.00	$3.10
Hypothetical-C		$1,000.00	$1,021.77	$3.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Stock Selector Large Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in June 2016 and December 2016.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Stock Selector Large Cap Value Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Stock Selector Large Cap Value Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in 2014, the Board and the boards of other Fidelity funds formed the ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class I, and the retail class ranked below the competitive median for 2016, the total expense ratio of Class C ranked equal to the competitive median for 2016, and the total expense ratio of Class M (formerly Class T) ranked above the competitive median for 2016. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Class M was above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

ALCV-SANN-0917
1.838402.108

Fidelity® Stock Selector Large Cap Value Fund Semi-Annual Report July 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class B	4.1	5.6
Wells Fargo & Co.	3.7	3.8
Procter & Gamble Co.	2.5	2.8
Johnson & Johnson	2.4	2.4
Suncor Energy, Inc.	2.1	2.5
AT&T, Inc.	1.9	2.2
Cisco Systems, Inc.	1.9	2.1
ConocoPhillips Co.	1.9	2.5
Chubb Ltd.	1.9	2.4
Goldman Sachs Group, Inc.	1.8	2.1
	24.2

Top Five Market Sectors as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.3	27.6
Health Care	12.8	10.2
Energy	10.8	13.7
Consumer Staples	9.0	8.2
Information Technology	8.0	9.4

Asset Allocation (% of fund's net assets)

As of July 31, 2017*
Stocks	95.5%
Short-Term Investments and Net Other Assets (Liabilities)	4.5%

 * Foreign investments - 10.2%

As of January 31, 2017*
Stocks	98.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.4%

 * Foreign investments - 10.8%

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
CONSUMER DISCRETIONARY - 7.1%
Auto Components - 0.6%
Delphi Automotive PLC	78,000	$7,052,760
Diversified Consumer Services - 0.4%
ServiceMaster Global Holdings, Inc. (a)	105,845	4,652,946
Hotels, Restaurants & Leisure - 0.3%
Wyndham Worldwide Corp.	33,800	3,527,706
Household Durables - 0.7%
Whirlpool Corp.	47,230	8,401,272
Internet & Direct Marketing Retail - 0.6%
Liberty Interactive Corp. QVC Group Series A (a)	287,414	6,880,691
Leisure Products - 0.3%
Mattel, Inc.	162,800	3,259,256
Media - 3.3%
Liberty Broadband Corp. Class C (a)	122,587	12,158,179
The Walt Disney Co.	79,300	8,717,449
Time Warner, Inc.	99,677	10,208,918
Twenty-First Century Fox, Inc. Class A	340,000	9,894,000
		40,978,546
Multiline Retail - 0.6%
Target Corp.	134,634	7,629,709
Textiles, Apparel & Luxury Goods - 0.3%
PVH Corp.	35,873	4,279,290

TOTAL CONSUMER DISCRETIONARY		86,662,176

CONSUMER STAPLES - 9.0%
Beverages - 0.8%
Molson Coors Brewing Co. Class B	112,000	9,965,760
Food & Staples Retailing - 2.5%
Kroger Co.	356,400	8,738,928
Wal-Mart Stores, Inc.	78,745	6,298,813
Walgreens Boots Alliance, Inc.	185,440	14,959,445
		29,997,186
Food Products - 2.4%
Mondelez International, Inc.	152,900	6,730,658
The J.M. Smucker Co.	79,042	9,635,220
The Kraft Heinz Co.	149,400	13,066,524
		29,432,402
Household Products - 2.5%
Procter & Gamble Co.	338,580	30,749,836
Tobacco - 0.8%
Philip Morris International, Inc.	87,600	10,223,796

TOTAL CONSUMER STAPLES		110,368,980

ENERGY - 10.8%
Energy Equipment & Services - 1.4%
Baker Hughes, a GE Co.	323,000	11,915,470
Dril-Quip, Inc. (a)	122,500	5,463,500
		17,378,970
Oil, Gas & Consumable Fuels - 9.4%
Cabot Oil & Gas Corp.	410,800	10,216,596
Cenovus Energy, Inc.	1,196,600	10,048,849
Cheniere Energy, Inc. (a)	172,200	7,783,440
Chevron Corp.	167,800	18,322,082
ConocoPhillips Co.	516,900	23,451,753
Phillips 66 Co.	157,300	13,173,875
Suncor Energy, Inc.	782,600	25,529,049
Valero Energy Corp.	96,600	6,662,502
		115,188,146

TOTAL ENERGY		132,567,116

FINANCIALS - 24.3%
Banks - 7.7%
CIT Group, Inc.	185,500	8,839,075
Citigroup, Inc.	206,100	14,107,545
First Citizen Bancshares, Inc.	14,000	5,152,280
First Citizen Bancshares, Inc. Class A (a)	9,500	3,496,190
Popular, Inc.	96,580	4,069,881
U.S. Bancorp	255,700	13,495,846
Wells Fargo & Co.	837,800	45,190,932
		94,351,749
Capital Markets - 4.2%
Carlyle Group LP	631,200	12,939,600
Cowen Group, Inc. Class A (a)(b)	305,500	4,888,000
Franklin Resources, Inc.	89,300	3,998,854
Goldman Sachs Group, Inc.	100,200	22,578,066
Interactive Brokers Group, Inc.	172,600	6,912,630
		51,317,150
Consumer Finance - 3.2%
Ally Financial, Inc.	487,700	11,041,528
Discover Financial Services	127,100	7,745,474
Synchrony Financial	694,600	21,060,272
		39,847,274
Diversified Financial Services - 4.1%
Berkshire Hathaway, Inc. Class B (a)	285,057	49,876,422
Insurance - 4.4%
AFLAC, Inc.	136,750	10,905,813
AMBAC Financial Group, Inc. (a)	180,000	3,677,400
Chubb Ltd.	159,600	23,375,016
Kansas City Life Insurance Co. (b)	60,604	3,030,200
National Western Life Group, Inc.	10,450	3,517,366
Torchmark Corp.	119,825	9,462,580
		53,968,375
Mortgage Real Estate Investment Trusts - 0.3%
Resource Capital Corp.	307,000	3,146,750
Thrifts & Mortgage Finance - 0.4%
Meridian Bancorp, Inc. Maryland	313,864	5,539,700

TOTAL FINANCIALS		298,047,420

HEALTH CARE - 12.8%
Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc. (a)	24,400	3,351,096
Amgen, Inc.	98,500	17,189,235
Gilead Sciences, Inc.	97,200	7,395,948
Shire PLC sponsored ADR	5,200	871,208
		28,807,487
Health Care Equipment & Supplies - 1.8%
Danaher Corp.	121,500	9,901,035
Medtronic PLC	143,420	12,042,977
		21,944,012
Health Care Providers & Services - 1.4%
Aetna, Inc.	50,415	7,779,539
Capital Senior Living Corp. (a)	196,500	2,711,700
Cigna Corp.	28,132	4,882,590
Humana, Inc.	7,900	1,826,480
		17,200,309
Pharmaceuticals - 7.2%
Bristol-Myers Squibb Co.	44,800	2,549,120
Jazz Pharmaceuticals PLC (a)	102,027	15,672,367
Johnson & Johnson	226,602	30,074,617
Merck & Co., Inc.	337,359	21,550,493
Pfizer, Inc.	565,971	18,767,598
		88,614,195

TOTAL HEALTH CARE		156,566,003

INDUSTRIALS - 7.5%
Aerospace & Defense - 1.4%
Raytheon Co.	38,750	6,656,088
United Technologies Corp.	86,370	10,240,891
		16,896,979
Airlines - 0.8%
American Airlines Group, Inc.	186,980	9,431,271
Construction & Engineering - 0.7%
AECOM (a)	265,369	8,465,271
Electrical Equipment - 1.2%
AMETEK, Inc.	89,780	5,528,652
Fortive Corp.	69,760	4,516,262
Sensata Technologies Holding BV (a)	103,000	4,647,360
		14,692,274
Industrial Conglomerates - 1.9%
General Electric Co.	777,780	19,918,946
Honeywell International, Inc.	24,800	3,375,776
		23,294,722
Road & Rail - 1.0%
CSX Corp.	68,175	3,363,755
Norfolk Southern Corp.	55,900	6,293,222
Union Pacific Corp.	27,400	2,821,104
		12,478,081
Trading Companies & Distributors - 0.5%
HD Supply Holdings, Inc. (a)	213,072	6,922,709

TOTAL INDUSTRIALS		92,181,307

INFORMATION TECHNOLOGY - 8.0%
Communications Equipment - 2.4%
Cisco Systems, Inc.	750,300	23,596,935
CommScope Holding Co., Inc. (a)	79,600	2,927,688
Juniper Networks, Inc.	84,700	2,367,365
		28,891,988
Electronic Equipment & Components - 0.4%
Dell Technologies, Inc. (a)	70,800	4,550,316
Internet Software & Services - 0.7%
Akamai Technologies, Inc. (a)	64,600	3,045,244
Alphabet, Inc. Class A (a)	6,400	6,051,200
		9,096,444
IT Services - 1.7%
Amdocs Ltd.	182,550	12,261,884
Cognizant Technology Solutions Corp. Class A	45,200	3,133,264
Leidos Holdings, Inc.	99,200	5,301,248
		20,696,396
Semiconductors & Semiconductor Equipment - 1.1%
Qualcomm, Inc.	247,600	13,169,844
Software - 1.3%
Oracle Corp.	287,800	14,369,854
SS&C Technologies Holdings, Inc.	52,162	2,021,799
		16,391,653
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.	34,200	5,086,566

TOTAL INFORMATION TECHNOLOGY		97,883,207

MATERIALS - 2.7%
Chemicals - 2.3%
E.I. du Pont de Nemours & Co.	148,000	12,167,080
Eastman Chemical Co.	58,900	4,898,124
LyondellBasell Industries NV Class A	69,100	6,225,219
Westlake Chemical Corp.	65,600	4,615,616
		27,906,039
Containers & Packaging - 0.4%
Ball Corp.	122,000	5,111,800

TOTAL MATERIALS		33,017,839

REAL ESTATE - 3.6%
Equity Real Estate Investment Trusts (REITs) - 3.0%
American Tower Corp.	23,500	3,203,755
Colony NorthStar, Inc.	426,344	6,241,676
Forest City Realty Trust, Inc. Class A	254,700	6,209,586
General Growth Properties, Inc.	130,500	2,950,605
NorthStar Realty Europe Corp.	489,900	6,324,609
Quality Care Properties, Inc. (a)	167,700	2,820,714
Safety Income and Growth, Inc.	320,900	5,968,740
Seritage Growth Properties (b)	58,400	2,731,368
		36,451,053
Real Estate Management & Development - 0.6%
Consolidated-Tomoka Land Co.	74,350	4,121,964
Jones Lang LaSalle, Inc.	26,100	3,320,442
		7,442,406

TOTAL REAL ESTATE		43,893,459

TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	612,400	23,883,600
Verizon Communications, Inc.	296,600	14,355,440
		38,239,040
Wireless Telecommunication Services - 0.2%
KDDI Corp.	58,500	1,550,073

TOTAL TELECOMMUNICATION SERVICES		39,789,113

UTILITIES - 6.0%
Electric Utilities - 3.9%
Alliant Energy Corp.	160,500	6,505,065
Exelon Corp.	250,600	9,608,004
NextEra Energy, Inc.	91,910	13,427,132
PG&E Corp.	149,300	10,106,117
Xcel Energy, Inc.	189,900	8,984,169
		48,630,487
Independent Power and Renewable Electricity Producers - 0.7%
NRG Energy, Inc.	155,400	3,825,948
The AES Corp.	397,800	4,447,404
		8,273,352
Multi-Utilities - 1.4%
CMS Energy Corp.	158,300	7,319,792
Sempra Energy	85,550	9,668,006
		16,987,798

TOTAL UTILITIES		73,891,637

TOTAL COMMON STOCKS
(Cost $1,093,832,620)		1,164,868,257

Nonconvertible Preferred Stocks - 0.4%
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Equity Lifestyle Properties, Inc. Series C, 6.75%
(Cost $5,470,475)	225,866	5,714,410
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.94% to 0.98% 9/7/17 to 9/21/17
(Cost $968,882)	970,000	968,872
	Shares	Value

Money Market Funds - 4.4%
Fidelity Cash Central Fund, 1.11% (c)	46,499,440	$46,508,740
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	7,269,251	7,269,978
TOTAL MONEY MARKET FUNDS
(Cost $53,779,133)		53,778,718
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,154,051,110)		1,225,330,257
NET OTHER ASSETS (LIABILITIES) - 0.0%		(312,476)
NET ASSETS - 100%		$1,225,017,781

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$306,865
Fidelity Securities Lending Cash Central Fund	19,521
Total	$326,386

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$86,662,176	$86,662,176	$--	$--
Consumer Staples	110,368,980	110,368,980	--	--
Energy	132,567,116	132,567,116	--	--
Financials	298,047,420	298,047,420	--	--
Health Care	156,566,003	156,566,003	--	--
Industrials	92,181,307	92,181,307	--	--
Information Technology	97,883,207	97,883,207	--	--
Materials	33,017,839	33,017,839	--	--
Real Estate	49,607,869	49,607,869	--	--
Telecommunication Services	39,789,113	38,239,040	1,550,073	--
Utilities	73,891,637	73,891,637	--	--
U.S. Government and Government Agency Obligations	968,872	--	968,872	--
Money Market Funds	53,778,718	53,778,718	--	--
Total Investments in Securities:	$1,225,330,257	$1,222,811,312	$2,518,945	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.8%
Canada	2.9%
Ireland	2.3%
Switzerland	1.9%
Bailiwick of Guernsey	1.0%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,914,926) — See accompanying schedule: Unaffiliated issuers (cost $1,100,271,977)	$1,171,551,539
Fidelity Central Funds (cost $53,779,133)	53,778,718
Total Investments (cost $1,154,051,110)		$1,225,330,257
Cash		262,663
Receivable for investments sold		18,069,290
Receivable for fund shares sold		536,436
Dividends receivable		1,235,754
Distributions receivable from Fidelity Central Funds		54,464
Other receivables		13,159
Total assets		1,245,502,023
Liabilities
Payable for investments purchased	$10,686,002
Payable for fund shares redeemed	1,752,620
Accrued management fee	514,434
Distribution and service plan fees payable	19,103
Other affiliated payables	208,323
Other payables and accrued expenses	34,560
Collateral on securities loaned	7,269,200
Total liabilities		20,484,242
Net Assets		$1,225,017,781
Net Assets consist of:
Paid in capital		$1,244,083,937
Undistributed net investment income		9,166,753
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(99,512,932)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		71,280,023
Net Assets		$1,225,017,781
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($28,078,898 ÷ 1,439,182 shares)		$19.51
Maximum offering price per share (100/94.25 of $19.51)		$20.70
Class M:
Net Asset Value and redemption price per share ($10,471,412 ÷ 537,945 shares)		$19.47
Maximum offering price per share (100/96.50 of $19.47)		$20.18
Class C:
Net Asset Value and offering price per share ($10,343,960 ÷ 543,452 shares)(a)		$19.03
Stock Selector Large Cap Value:
Net Asset Value, offering price and redemption price per share ($1,062,418,285 ÷ 54,003,231 shares)		$19.67
Class I:
Net Asset Value, offering price and redemption price per share ($113,571,226 ÷ 5,804,097 shares)		$19.57
Class Z:
Net Asset Value, offering price and redemption price per share ($134,000 ÷ 6,840 shares)		$19.59

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2017 (Unaudited)
Investment Income
Dividends		$8,387,764
Special dividends		3,891,711
Interest		8,299
Income from Fidelity Central Funds		326,386
Total income		12,614,160
Expenses
Management fee
Basic fee	$2,428,503
Performance adjustment	(197,632)
Transfer agent fees	813,223
Distribution and service plan fees	118,604
Accounting and security lending fees	151,425
Custodian fees and expenses	22,626
Independent trustees' fees and expenses	1,610
Registration fees	57,387
Audit	28,016
Legal	2,412
Miscellaneous	4,021
Total expenses before reductions	3,430,195
Expense reductions	(48,358)	3,381,837
Net investment income (loss)		9,232,323
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	45,461,411
Fidelity Central Funds	(1,956)
Foreign currency transactions	(10,766)
Futures contracts	(1,436,778)
Total net realized gain (loss)		44,011,911
Change in net unrealized appreciation (depreciation) on: Investment securities	(8,246,580)
Assets and liabilities in foreign currencies	603
Total change in net unrealized appreciation (depreciation)		(8,245,977)
Net gain (loss)		35,765,934
Net increase (decrease) in net assets resulting from operations		$44,998,257

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2017 (Unaudited)	Year ended January 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,232,323	$10,128,754
Net realized gain (loss)	44,011,911	17,767,737
Change in net unrealized appreciation (depreciation)	(8,245,977)	125,318,189
Net increase (decrease) in net assets resulting from operations	44,998,257	153,214,680
Distributions to shareholders from net investment income	(260,065)	(9,868,427)
Share transactions - net increase (decrease)	412,724,759	(69,523,371)
Total increase (decrease) in net assets	457,462,951	73,822,882
Net Assets
Beginning of period	767,554,830	693,731,948
End of period	$1,225,017,781	$767,554,830
Other Information
Undistributed net investment income end of period	$9,166,753	$194,495

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Large Cap Value Fund Class A

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.63	$15.37	$16.41	$14.72	$12.43	$10.71
Income from Investment Operations
Net investment income (loss)A	.17B	.19	.15	.15	.13	.20
Net realized and unrealized gain (loss)	.71	3.27	(1.03)	1.65	2.35	1.73
Total from investment operations	.88	3.46	(.88)	1.80	2.48	1.93
Distributions from net investment income	–C	(.20)	(.16)	(.11)	(.15)	(.21)
Distributions from net realized gain	–	–	–	–	(.05)	–
Total distributions	–C	(.20)	(.16)	(.11)	(.19)D	(.21)
Net asset value, end of period	$19.51	$18.63	$15.37	$16.41	$14.72	$12.43
Total ReturnE,F,G	4.74%	22.48%	(5.40)%	12.25%	20.01%	18.15%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.03%J	1.05%	1.10%	1.07%	1.00%	.87%
Expenses net of fee waivers, if any	1.02%J	1.05%	1.10%	1.07%	1.00%	.87%
Expenses net of all reductions	1.01%J	1.05%	1.09%	1.07%	1.00%	.85%
Net investment income (loss)	1.38%B,J	1.10%	.90%	.94%	.95%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$28,079	$31,054	$24,201	$26,536	$21,266	$18,234
Portfolio turnover rateK	89%J	51%	67%	60%	64%	63%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been .94%.

 C Amount represents less than $.005 per share.

 D Total distributions of $.19 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.047 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Large Cap Value Fund Class M

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.61	$15.36	$16.40	$14.71	$12.44	$10.72
Income from Investment Operations
Net investment income (loss)A	.14B	.13	.10	.10	.09	.17
Net realized and unrealized gain (loss)	.72	3.26	(1.03)	1.66	2.34	1.73
Total from investment operations	.86	3.39	(.93)	1.76	2.43	1.90
Distributions from net investment income	–	(.14)	(.11)	(.07)	(.11)	(.18)
Distributions from net realized gain	–	–	–	–	(.05)	–
Total distributions	–	(.14)	(.11)	(.07)	(.16)	(.18)
Net asset value, end of period	$19.47	$18.61	$15.36	$16.40	$14.71	$12.44
Total ReturnC,D,E	4.62%	22.04%	(5.71)%	11.95%	19.54%	17.88%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.35%H	1.39%	1.42%	1.39%	1.32%	1.14%
Expenses net of fee waivers, if any	1.34%H	1.39%	1.42%	1.39%	1.32%	1.14%
Expenses net of all reductions	1.34%H	1.39%	1.41%	1.39%	1.31%	1.12%
Net investment income (loss)	1.06%B,H	.76%	.58%	.62%	.63%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$10,471	$10,704	$9,515	$10,469	$8,244	$6,544
Portfolio turnover rateI	89%H	51%	67%	60%	64%	63%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been .62%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Large Cap Value Fund Class C

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.25	$15.09	$16.18	$14.53	$12.30	$10.61
Income from Investment Operations
Net investment income (loss)A	.09B	.05	.01	.02	.02	.11
Net realized and unrealized gain (loss)	.69	3.18	(1.00)	1.63	2.31	1.72
Total from investment operations	.78	3.23	(.99)	1.65	2.33	1.83
Distributions from net investment income	–	(.07)	(.10)	–	(.05)	(.14)
Distributions from net realized gain	–	–	–	–	(.05)	–
Total distributions	–	(.07)	(.10)	–	(.10)	(.14)
Net asset value, end of period	$19.03	$18.25	$15.09	$16.18	$14.53	$12.30
Total ReturnC,D,E	4.27%	21.43%	(6.13)%	11.36%	18.94%	17.32%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.86%H	1.88%	1.93%	1.89%	1.81%	1.63%
Expenses net of fee waivers, if any	1.86%H	1.88%	1.93%	1.89%	1.80%	1.63%
Expenses net of all reductions	1.85%H	1.87%	1.93%	1.89%	1.80%	1.61%
Net investment income (loss)	.54%B,H	.27%	.07%	.12%	.14%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$10,344	$10,802	$8,956	$10,118	$7,789	$5,839
Portfolio turnover rateI	89%H	51%	67%	60%	64%	63%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been .11%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Large Cap Value Fund

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.76	$15.47	$16.51	$14.81	$12.51	$10.77
Income from Investment Operations
Net investment income (loss)A	.20B	.24	.20	.20	.17	.23
Net realized and unrealized gain (loss)	.72	3.29	(1.03)	1.66	2.37	1.75
Total from investment operations	.92	3.53	(.83)	1.86	2.54	1.98
Distributions from net investment income	(.01)	(.24)	(.21)	(.16)	(.19)	(.24)
Distributions from net realized gain	–	–	–	–	(.05)	–
Total distributions	(.01)	(.24)	(.21)	(.16)	(.24)	(.24)
Net asset value, end of period	$19.67	$18.76	$15.47	$16.51	$14.81	$12.51
Total ReturnC,D	4.89%	22.82%	(5.10)%	12.54%	20.31%	18.55%
Ratios to Average Net AssetsE,F
Expenses before reductions	.74%G	.77%	.81%	.78%	.72%	.57%
Expenses net of fee waivers, if any	.73%G	.77%	.81%	.78%	.72%	.57%
Expenses net of all reductions	.73%G	.76%	.80%	.78%	.71%	.55%
Net investment income (loss)	1.67%B,G	1.38%	1.19%	1.23%	1.23%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$1,062,418	$703,722	$644,182	$761,542	$518,206	$465,702
Portfolio turnover rateH	89%G	51%	67%	60%	64%	63%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been 1.23%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Large Cap Value Fund Class I

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$18.66	$15.40	$16.44	$14.74	$12.46	$10.74
Income from Investment Operations
Net investment income (loss)A	.20B	.23	.20	.20	.17	.23
Net realized and unrealized gain (loss)	.72	3.27	(1.04)	1.66	2.35	1.73
Total from investment operations	.92	3.50	(.84)	1.86	2.52	1.96
Distributions from net investment income	(.01)	(.24)	(.20)	(.16)	(.19)	(.24)
Distributions from net realized gain	–	–	–	–	(.05)	–
Total distributions	(.01)	(.24)	(.20)	(.16)	(.24)	(.24)
Net asset value, end of period	$19.57	$18.66	$15.40	$16.44	$14.74	$12.46
Total ReturnC,D	4.90%	22.72%	(5.14)%	12.58%	20.25%	18.42%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%G	.84%	.82%	.81%	.73%	.61%
Expenses net of fee waivers, if any	.77%G	.84%	.82%	.81%	.73%	.61%
Expenses net of all reductions	.77%G	.84%	.81%	.81%	.73%	.58%
Net investment income (loss)	1.63%B,G	1.30%	1.18%	1.20%	1.22%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$113,571	$11,273	$6,164	$9,544	$3,881	$1,995
Portfolio turnover rateH	89%G	51%	67%	60%	64%	63%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been 1.19%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Large Cap Value Fund Class Z

Six months ended (Unaudited) July 31,
2017A
Selected Per–Share Data
Net asset value, beginning of period	$18.64
Income from Investment Operations
Net investment income (loss)B	.21C
Net realized and unrealized gain (loss)	.74
Total from investment operations	.95
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Net asset value, end of period	$19.59
Total ReturnD,E	5.10%
Ratios to Average Net AssetsF,G
Expenses before reductions	.61%H
Expenses net of fee waivers, if any	.61%H
Expenses net of all reductions	.60%H
Net investment income (loss)	1.79%C,H
Supplemental Data
Net assets, end of period (000 omitted)	$134
Portfolio turnover rateI	89%H

 A For the period February 1, 2017 (commencement of sale of shares) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been 1.36%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2017

1. Organization.

Fidelity Stock Selector Large Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The fund commenced sale of Class Z shares on February 1, 2017. The Fund offers Class A, Class M (formerly Class T), Class C, Class I, Stock Selector Large Cap Value, and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period February 1, 2016 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, partnerships, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$105,528,094
Gross unrealized depreciation	(39,062,486)
Net unrealized appreciation (depreciation) on securities	$66,465,608
Tax cost	$1,158,864,649

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(138,860,952)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period.

During the period the Fund recognized net realized gain (loss) of $(1,436,778) related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $759,880,741 and $382,655,416, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Large Cap Value as compared to its benchmark index, the Russell 1000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .50% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$37,144	$1,193
Class M	.25%	.25%	26,892	71
Class C	.75%	.25%	54,568	8,124
			$118,604	$9,388

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4,968
Class M	1,168
Class C(a)	334
$6,470

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$31,872.21
Class M	15,447.29
Class C	16,487.30
Stock Selector Large Cap Value	703,186.18
Class I	46,206.21
Class Z	25.05
	$813,223

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $21,732 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,338 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $19,521, including $113 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $27,807 for the period.

The investment adviser voluntarily agree to reimburse a portion of the Fund's Class A, Class M, Class C, Stock Selector Large Cap Value and Class I operating expenses. During the period, this reimbursement reduced expenses as follows:

Reimbursement
Class A	$692
Class M	256
Class C	258
Stock Selector Large Cap Value	15,486
Class I	284
Total	$16,976

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,575.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2017	Year ended January 31, 2017
From net investment income
Class A	$4,836	$311,950
Class M	–	78,380
Class C	–	43,306
Stock Selector Large Cap Value	251,997	9,290,473
Class I	3,232	144,318
Total	$260,065	$9,868,427

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2017(a)	Year ended January 31, 2017	Six months ended July 31, 2017(a)	Year ended January 31, 2017
Class A
Shares sold	94,772	569,952	$1,815,744	$9,932,134
Reinvestment of distributions	241	15,663	4,634	292,587
Shares redeemed	(322,855)	(492,854)	(6,200,406)	(8,537,525)
Net increase (decrease)	(227,842)	92,761	$(4,380,028)	$1,687,196
Class M
Shares sold	32,491	126,680	$622,504	$2,167,151
Reinvestment of distributions	–	4,151	–	77,494
Shares redeemed	(69,603)	(175,085)	(1,329,596)	(3,030,158)
Net increase (decrease)	(37,112)	(44,254)	$(707,092)	$(785,513)
Class B
Shares sold	–	1,058	$–	$17,571
Shares redeemed	–	(47,495)	–	(785,079)
Net increase (decrease)	–	(46,437)	$–	$(767,508)
Class C
Shares sold	49,950	170,423	$933,877	$2,904,730
Reinvestment of distributions	–	2,230	–	40,853
Shares redeemed	(98,467)	(174,329)	(1,846,280)	(2,952,260)
Net increase (decrease)	(48,517)	(1,676)	$(912,403)	$(6,677)
Stock Selector Large Cap Value
Shares sold	23,832,790	6,066,305	$460,214,476	$105,307,511
Reinvestment of distributions	12,635	481,523	245,242	9,052,639
Shares redeemed	(7,352,038)	(10,670,867)	(141,753,909)	(187,755,649)
Net increase (decrease)	16,493,387	(4,123,039)	$318,705,809	$(73,395,499)
Class I
Shares sold	5,630,955	520,730	$108,177,065	$9,225,865
Reinvestment of distributions	75	2,892	1,444	54,106
Shares redeemed	(430,888)	(319,842)	(8,288,702)	(5,535,341)
Net increase (decrease)	5,200,142	203,780	$99,889,807	$3,744,630
Class Z
Shares sold	6,840	–	$128,666	$–
Net increase (decrease)	6,840	–	$128,666	$–

 (a) Share transactions for Class Z are for the period February 1, 2017 (commencement of sale of shares) to July 31, 2017

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2017 to July 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During Period-B February 1, 2017 to July 31, 2017
Class A	1.02%
Actual		$1,000.00	$1,047.40	$5.18
Hypothetical-C		$1,000.00	$1,019.74	$5.11
Class M	1.34%
Actual		$1,000.00	$1,046.20	$6.80
Hypothetical-C		$1,000.00	$1,018.15	$6.71
Class C	1.86%
Actual		$1,000.00	$1,042.70	$9.42
Hypothetical-C		$1,000.00	$1,015.57	$9.30
Stock Selector Large Cap Value	.73%
Actual		$1,000.00	$1,048.90	$3.71
Hypothetical-C		$1,000.00	$1,021.17	$3.66
Class I	.77%
Actual		$1,000.00	$1,049.00	$3.91
Hypothetical-C		$1,000.00	$1,020.98	$3.86
Class Z	.61%
Actual		$1,000.00	$1,051.00	$3.10
Hypothetical-C		$1,000.00	$1,021.77	$3.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Stock Selector Large Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in June 2016 and December 2016.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Stock Selector Large Cap Value Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Stock Selector Large Cap Value Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in 2014, the Board and the boards of other Fidelity funds formed the ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class I, and the retail class ranked below the competitive median for 2016, the total expense ratio of Class C ranked equal to the competitive median for 2016, and the total expense ratio of Class M (formerly Class T) ranked above the competitive median for 2016. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Class M was above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

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www.fidelity.com

LCV-SANN-0917
1.900197.108

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Devonshire Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 25, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 25, 2017